Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013
Entity Information [Line Items]
Entity Registrant Name	SI Financial Group, Inc.
Entity Central Index Key	0001500213
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		10,112,310
Entity Public Float	$ 104,467,426

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and due from banks:
Noninterest-bearing	$ 16,364,000	$ 13,980,000
Interest-bearing	21,325,000	34,432,000
Total cash and cash equivalents	37,689,000	48,412,000
Available for sale securities, at fair value	176,513,000	230,814,000
Loans held for sale	5,100,000	5,600,000
Loans receivable (net of allowance for loan losses of $6,387 and $4,970 at December 31, 2012 and 2011, respectively)	685,163,000	618,626,000
Federal Home Loan Bank Stock, at cost	8,078,000	8,388,000
Bank-owned life insurance	9,060,000	9,012,000
Premises and equipment, net	11,216,000	12,651,000
Goodwill and other intangibles	3,451,000	4,105,000
Accrued interest receivable	3,215,000	3,539,000
Deferred tax assets, net	4,639,000	4,614,000
Other real estate owned, net	1,293,000	976,000
Prepaid FDIC deposit insurance assessment	1,312,000	1,974,000
Other assets	6,552,000	6,378,000
Total assets	953,250,000	955,047,000
Deposits:
Noninterest-bearing	89,834,000	85,958,000
Interest-bearing	615,314,000	615,968,000
Total deposits	705,148,000	701,926,000
Mortgagors' and investors' escrow accounts	3,207,000	3,291,000
Federal Home Loan Bank advances	98,069,000	100,069,000
Junior subordinated debt owed to unconsolidated trust	8,248,000	8,248,000
Accrued expenses and other liabilities	12,819,000	10,996,000
Total liabilities	827,491,000	824,530,000
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred Stock ($.01 par value; 1,000,000 shares authorized; none issued)	0	0
Common Stock ($.01 par value; 35,000,000 shares authorized; 10,112,310 shares issued and outstanding at December 31, 2012; 10,576,849 shares issued and 10,576,302 shares outstanding at December 31, 2011)	101,000	106,000
Additional paid-in-capital	94,810,000	94,612,000
Unallocated common shares held by ESOP	(5,088,000)	(5,568,000)
Unearned restricted shares	(2,210,000)	(38,000)
Retained earnings	36,733,000	42,080,000
Accumulated other comprehensive income (loss)	1,413,000	(675,000)
Total shareholders' equity	125,759,000	130,517,000
Total liabilities and shareholders' equity	$ 953,250,000	$ 955,047,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Loans receivable, allowance for loan losses	$ 6,387	$ 4,970
LIABILITIES AND SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	35,000,000	35,000,000
Common stock, shares issued	10,112,310	10,576,849
Common stock, outstanding (in shares)	10,112,310	10,576,302

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans, including fees	$ 30,462	$ 30,969	$ 33,381
Securities:
Taxable interest	5,267	6,702	6,319
Tax-exempt interest	3	5	38
Dividends	46	79	23
Other	46	65	114
Total interest and dividend income	35,824	37,820	39,875
Interest expense:
Deposits	6,019	7,262	9,437
Federal Home Loan Bank advances	3,276	3,779	4,214
Subordinated debt	338	336	173
Total interest expense	9,633	11,377	13,824
Net interest income	26,191	26,443	26,051
Provision for loan losses	2,896	1,558	902
Net interest income after provision for loan losses	23,295	24,885	25,149
Noninterest income:
Total other-than-temporary impairment losses on securities	(239)	(1,841)	(492)
Portion of losses recognized in other comprehensive income (loss)	116	1,693	0
Net impairment losses recognized in earnings	(123)	(148)	(492)
Service fees	4,935	4,820	5,093
Wealth management fees	1,975	4,108	4,083
Increase in cash surrender value of bank-owned life insurance	284	289	290
Net gain (loss) on sale of securities	273	486	878
Mortgage banking	1,893	814	1,090
Net (loss) gain on trading securities and derivatives	(358)	195	(429)
Net loss on disposal of SI Trust Servicing operations	(698)	0	0
Impairment loss on long-lived assets	(392)	0	0
Net gain (loss) on disposal of equipment	(5)	(41)	(5)
Other	933	604	177
Total noninterest income	8,717	11,127	10,685
Noninterest expenses:
Salaries and employee benefits	15,868	16,043	15,487
Occupancy and equipment	5,480	5,838	5,628
Computer and electronic banking services	3,738	3,867	3,785
Outside professional services	1,309	1,054	944
Marketing and advertising	705	823	757
Supplies	442	467	491
FDIC deposit insurance and regulatory assessments	933	894	1,306
Contribution to SI Financial Group Foundation	0	500	0
Other	2,178	3,106	3,120
Total noninterest expenses	30,653	32,592	31,518
Income (loss) before income tax provision (benefit)	1,359	3,420	4,316
Income tax provision (benefit)	241	1,003	1,313
Net income (loss)	$ 1,118	$ 2,417	$ 3,003
Earnings per share:
Basic	$ 0.11	$ 0.24	$ 0.29
Diluted	$ 0.11	$ 0.24	$ 0.29

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,118	$ 2,417	$ 3,003
Net unrealized gain (loss) on available for sale securities:
Net unrealized holding gain (loss) on available for sale securities	1,258	2,018	(58)
Reclassification adjustment for losses (gains) recognized in net income	(180)	(321)	(579)
Plus: credit portion of OTTI losses recognized in net income	81	98	325
Plus: noncredit portion of OTTI gains (losses) on available for sale securities	934	(1,142)	1,026
Net unrealized holding gains (losses) on available for sale securities, Net of Tax Amount	2,093	653	714
Net unrealized gain (loss) on interest-rate swap derivative	(5)	(220)	(85)
Other comprehensive income, Net of Tax Amount	2,088	433	629
Comprehensive income	$ 3,206	$ 2,850	$ 3,632

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2009	$ 77,462	$ 126	$ 52,230	$ (3,230)	$ (193)	$ 38,883	$ (2,389)	$ (7,965)
Balance (in shares) at Dec. 31, 2009		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for change in accounting principle for embedded credit derivatives	0					(652)	652
Net income	3,003					3,003
Other comprehensive income	629						629
Total comprehensive income	3,632
Cash dividends declared	(375)					(375)
Equity incentive plan compensation	257		89		168
Allocation of ESOP shares	202		(121)	323
Treasury stock purchased, shares	10,517
Treasury stock purchased	(74)							(74)
Balance at Dec. 31, 2010	81,104	126	52,198	(2,907)	(25)	40,859	(1,108)	(8,039)
Balance (in shares) at Dec. 31, 2010		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of common stock pursant to reorganization and concurrent second step stock offering (shares)		(1,986,901)
Exchange of common stock pursant to reorganization and concurrent second step stock offering	50,330	(20)	42,311					8,039
Net income	2,417					2,417
Other comprehensive income	433						433
Total comprehensive income	2,850
Cash dividends declared	(1,191)					(1,191)
Restricted shares activity	0		22		(22)
Equity incentive plan compensation	100		91		9
Shares purchased by ESOP pursuant to reorganization	(3,141)			(3,141)
Allocation of ESOP shares	467		(13)	480
Tax benefit from share-based compensation	3		3
Treasury stock purchased, shares		(547)
Treasury stock purchased	(5)					(5)
Stock Options exercised, shares	0
Balance at Dec. 31, 2011	130,517	106	94,612	(5,568)	(38)	42,080	(675)	0
Balance (in shares) at Dec. 31, 2011		10,576,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,118					1,118
Other comprehensive income	2,088						2,088
Total comprehensive income	3,206
Cash dividends declared	(1,171)					(1,171)
Restricted shares activity	(2,238)				(2,226)	(12)
Equity incentive plan compensation	189		135		54
Allocation of ESOP shares	543		63	480
Tax benefit from share-based compensation	4		4
Stock Options exercised, shares	1,796	1,796
Stock options exercised, Value	10		(4)			14
Common shares repurchased, Shares		(465,788)
Common shares repurchased, Value	(5,301)	(5)				(5,296)
Balance at Dec. 31, 2012	$ 125,759	$ 101	$ 94,810	$ (5,088)	$ (2,210)	$ 36,733	$ 1,413	$ 0
Balance (in shares) at Dec. 31, 2012		10,112,310

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share	$ 0.12	$ 0.12	$ 0.09
Allocation of ESOP shares	48,637	48,637	29,004
Treasury stock purchased			10,517
Purchase of shares by ESOP pursuant to reorganization, shares		392,670

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,118,000	$ 2,417,000	$ 3,003,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Provision for loan losses	2,896,000	1,558,000	902,000
Employee stock ownership plan expense	543,000	467,000	202,000
Equity incentive plan expense	189,000	100,000	257,000
Excess tax (benefit) expense from share-based compensation	(4,000)	(3,000)	0
Amortization (accretion) of investment premiums and discounts, net	1,168,000	650,000	394,000
Amortization of loan premiums and discounts, net	1,423,000	1,458,000	674,000
Depreciation and amortization of premises and equipment	1,900,000	1,900,000	2,000,000
Amortization of core deposit intangible	11,000	21,000	32,000
Net (gain) loss on sale of securities	(273,000)	(486,000)	(878,000)
Net (gain) loss on trading securities and derivatives	358,000	(195,000)	429,000
Deferred income tax provision (benefit)	(1,100,000)	891,000	(355,000)
Loans originated for sale	(53,552,000)	(47,134,000)	(55,634,000)
Proceeds from sale of loans held for sale	55,260,000	49,098,000	49,107,000
Net loss on disposal of SI Trust Servicing operations	698,000	0	0
Net (gain) loss on sale of loans held for sale	(1,646,000)	(611,000)	(887,000)
Net (gain) loss on sale of loans held for investment	0	(275,000)	0
Net (gain) loss on disposal of equipment	5,000	41,000	5,000
Net (gain) loss on sales or write-downs of other real estate owned	60,000	236,000	534,000
Increase in cash surrender value of bank-owned life insurance	(284,000)	(289,000)	(290,000)
(Gain) loss on bank-owned life insurance proceeds	(349,000)	(122,000)	0
Impairment loss on long-lived assets	392,000	0	0
Other-than-temporary impairment losses on securities	123,000	148,000	492,000
Change in operating assets and liabilities:
Accrued interest receivable	324,000	(443,000)	228,000
Other assets	1,796,000	1,783,000	292,000
Accrued expenses and other liabilities	1,232,000	62,000	2,129,000
Net cash provided by (used in) operating activities	12,240,000	11,319,000	2,607,000
Cash flows from investing activities:
Purchases of available for sale securities	(41,721,000)	(139,919,000)	(91,716,000)
Proceeds from sales of available for sale securities	44,033,000	36,883,000	40,144,000
Proceeds from maturities of and principal repayments on available for sale securities	54,452,000	53,366,000	55,515,000
Net (increase) decrease in loans	(22,875,000)	23,016,000	52,031,000
Purchases of loans	(49,768,000)	(46,999,000)	(53,953,000)
Proceeds from sale of loans held for investment	0	7,966,000	0
Proceeds from sale of other real estate owned	1,361,000	954,000	3,685,000
Purchases of premises and equipment	(1,472,000)	(2,516,000)	(1,133,000)
Proceeds from bank-owned life insurance	585,000	603,000	0
Net cash provided by (used in) investing activities	(15,405,000)	(66,646,000)	4,573,000
Cash flows from financing activities:
Net increase (decrease) in deposits	3,222,000	41,212,000	1,927,000
Net increase (decrease) in mortgagors' and investors' escrow accounts	(84,000)	(134,000)	(166,000)
Proceeds from Federal Home Loan Bank advances	7,000,000	23,000,000	23,355,000
Repayments of Federal Home Loan Bank advances	(9,000,000)	(37,100,000)	(25,286,000)
Net proceeds from common stock offering	0	2,774,000	47,556,000
Excess tax benefit (expense) from share-based compensation	4,000	3,000	0
Purchase of shares by ESOP pursuant to reorganization	0	(3,141,000)	0
Purchase of shares for equity plan	(2,238,000)	0	0
Stock options exercised	10,000	0	0
Cash dividends on common stock	(1,171,000)	(1,191,000)	(375,000)
Common shares repurchased	(5,301,000)	(5,000)	(74,000)
Net cash provided by (used in) financing activities	(7,558,000)	25,418,000	46,937,000
Net change in cash and cash equivalents	(10,723,000)	(29,909,000)	54,117,000
Cash and cash equivalents at beginning of year	48,412,000	78,321,000	24,204,000
Cash and cash equivalents at end of year	37,689,000	48,412,000	78,321,000
Supplemental cash flow information:
Interest paid	9,682,000	11,440,000	13,857,000
Income taxes paid, net	(321,000)	790,000	714,000
Transfer of stock offering escrow for issuance of common shares	0	47,556,000	0
Transfer of loans to other real estate owned	$ 1,787,000	$ 881,000	$ 1,824,000

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business
SI Financial Group, Inc. (the “Company”) is the holding company for Savings Institute Bank and Trust Company (the “Bank”).  Established in 1842, the Bank is a community-oriented financial institution headquartered in Willimantic, Connecticut.  The Bank provides a variety of financial services to individuals, businesses and municipalities through its twenty offices in eastern Connecticut.  Its primary products include savings, checking and certificate of deposit accounts, residential and commercial mortgage loans, commercial business loans and consumer loans.  In addition, wealth management services, which include trust, financial planning, life insurance and investment services, are offered to individuals and businesses through the Bank’s offices.  The Company does not conduct any material business other than owning all of the stock of the Bank and making payments on the subordinated debentures held by the Company.

The Company is the successor to the former federally-chartered SI Financial Group, Inc., the former holding company for the Bank when the Bank was organized in the mutual holding company structure. In January 2011, the Company completed a public stock offering and concurrent conversion of the Bank from the mutual holding company to the stock form of organization. A total of 6,544,493 shares of common stock were sold at $8.00 per share.  Additional shares totaling 4,032,356 were issued in exchange for shares of the former federally-chartered SI Financial Group, Inc., at an exchange ratio of 0.8981.  Shares outstanding after the stock offering and the exchange totaled 10,576,849.  Earnings per share and the weighted average common shares outstanding for the year ended December 31, 2010 have been restated to reflect the exchange.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company, its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, 803 Financial Corp., SI Mortgage Company and SI Realty Company, Inc.  All significant intercompany accounts and transactions have been eliminated.

Basis of Financial Statement Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and general practices within the banking industry.  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, as of the date of the balance sheets and reported amounts of revenues and expenses for the years presented.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, other-than-temporary impairment (“OTTI”) of securities, deferred income taxes and the impairment of long-lived assets.

Reclassifications
Certain amounts in the Company’s consolidated financial statements have been reclassified to conform to the 2012 presentation.  Such reclassifications had no effect on net income.

Significant Group Concentrations of Credit Risk
A majority of the Company’s activities are with customers located within eastern Connecticut.  The Company does not have any significant concentrations in any one industry or customer.  See Notes 3 and 4 for details relating to the Company’s investment and lending activities.

Cash and Cash Equivalents and Statements of Cash Flows
Cash and due from banks, federal funds sold and short-term investments with maturities at date of purchase of less than 90 days are recognized as cash equivalents in the statements of cash flows.  Federal funds sold generally mature in one day.  For purposes of reporting cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.  Cash flows from loans and deposits are reported on a net basis.  The Company maintains amounts due from banks and federal funds sold that, at times, may exceed federally insured limits.  The Company has not experienced any losses from such concentrations.

Fair Value Hierarchy
The Company groups its assets and liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using unobservable inputs to pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. Transfers between levels are recognized at the end of a reporting period, if applicable.

Securities
Management determines the appropriate classification of securities at the date individual securities are acquired, and the appropriateness of such classification is reassessed at each reporting date.

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities that are held principally for the purpose of trading in the near term are classified as “trading securities.”  Trading securities are carried at fair value, with unrealized gains and losses recognized in earnings.  Interest and dividends are included in net interest income.  Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of taxes.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

At each reporting period, the Company evaluates securities with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other than temporary. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities.  Management also evaluates other facts and circumstances that may be indicative of an OTTI condition, such as the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuers.  OTTI is required to be recognized if (1) the Company intends to sell the security; (2) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) for debt securities, the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. Marketable equity securities are evaluated for OTTI based on the severity and duration of the impairment and, if deemed to be other-than-temporary, the declines in fair value are reflected in earnings as realized losses.  For impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. For all other impaired debt securities, credit-related OTTI is recognized through earnings and noncredit-related OTTI is recognized in other comprehensive income, net of applicable taxes.  See Notes 3 and 15 for more details.

Federal Home Loan Bank Stock
The Bank, as a member of the Federal Home Loan Bank of Boston (“FHLB”), is required to maintain an investment in capital stock of the FHLB.  Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost.  At its discretion, the FHLB may declare dividends on its stock.  The stock is redeemable at par by the FHLB and the Company’s ability to redeem the shares owned is dependent on the redemption practices of the FHLB.  The Company reviews its investment in FHLB stock for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.  No impairment charges were recognized for the years ended December 31, 2012, 2011 and 2010.

Loans Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of amortized cost or fair value, as determined by aggregate outstanding commitments from investors or current investor yield requirements.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold on the trade date and reported within mortgage banking activities on the accompanying consolidated statements of income.

Loans Receivable
Loans receivable are stated at current unpaid principal balances, net of the allowance for loan losses and deferred loan origination fees and costs.  Management has the ability and intent to hold its loans receivable for the foreseeable future or until maturity or pay-off.

A loan is impaired when, based on current information and events, it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan by loan basis for residential and commercial mortgage loans and commercial business loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not typically identify individual consumer loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and concessions have been made to the original contractual terms, such as reductions of interest rates or deferral of interest or principal payments, due to the borrower’s financial condition, the modification is considered a troubled debt restructuring (“TDR”).  All TDRs are initially classified as impaired.

Management considers all nonaccrual loans, with the exception of certain consumer loans, and TDRs to be impaired.  In most cases, loan payments less than 90 days past due are considered minor collection delays and the related loans are generally not considered impaired.

Allowance for Loan Losses
The allowance for loan losses, a material estimate which could change significantly in the near-term, is established through a provision for loan losses charged to earnings to account for losses that are inherent in the loan portfolio and estimated to occur, and is maintained at a level that management considers adequate to absorb losses in the loan portfolio.  Loan losses are charged against the allowance for loan losses when management believes that the uncollectibility of the principal loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance for loan losses when received.  In the determination of the allowance for loan losses, management may obtain independent appraisals for significant properties, if necessary.

Management's judgment in determining the adequacy of the allowance is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  The allowance for loan losses is evaluated on a monthly basis by management and is based on the evaluation of the known and inherent risk characteristics and size and composition of the loan portfolio, the assessment of current economic and real estate market conditions, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, historical loan loss experience, the level of nonperforming loans, delinquencies, classified assets and loan charge-offs and evaluations of loans and other relevant factors.

The allowance for loan losses consists of the following key elements:

◦
Specific allowance for identified impaired loans.  For loans that are identified as impaired, an allowance is established when the present value of expected cash flows (or observable market price of the loan or fair value of the collateral if the loan is collateral dependent) of the impaired loan is lower than the carrying value of that loan.

◦
General valuation allowance.  The general component represents a valuation allowance on the remainder of the loan portfolio, after excluding impaired loans.  For this portion of the allowance, loans are segregated by category and assigned an allowance percentage based on historical loan loss experience adjusted for qualitative factors stratified by the following loan segments:  residential one- to four-family, multi-family and commercial real estate, construction, commercial business and consumer.   Management uses a rolling average of historical losses based on the time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors: levels/trends in delinquencies, classified loans and nonaccrual loans; level of loan charge-offs; trends in volume, nature and terms of loans; existence and effect of/or changes in the level of credit concentrations; effects of changes in risk selection, underwriting standards and other changes in lending policies, procedures and practices; experience/ability and depth of lending management and staff, national and local economic trends and conditions and impact on value of underlying collateral for collateral dependent loans.

The qualitative factors are determined based on the following various risk characteristics for each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential – One- to Four-Family – The Bank primarily originates conventional loans with loan-to-value ratios less than 95% and generally originates loans with loan-to-value ratios in excess of 80% only when secured by first liens on owner-occupied one- to four-family residences.  Loans with loan-to-value ratios in excess of 80% generally require private mortgage insurance or additional collateral. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality of this segment.

Multi-family and Commercial – Loans in this segment are originated for the purpose of acquiring, developing, improving or refinancing multi-family and commercial real estate where the property is the primary collateral securing the loan, and the income generated from the property is the primary repayment source.  The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment.  Payments on loans secured by income-producing properties often depend on the successful operation and management of the properties. Management continually monitors the cash flows of these loans.

Construction – This segment includes loans to individuals, and to a lesser extent builders, to finance the construction of residential dwellings.  The Bank also originates construction loans for commercial development projects.  Upon the completion of construction, the loan generally converts to a permanent mortgage loan.  Credit risk is affected by cost overruns, time to sell at an adequate price and market conditions.

Commercial Business – Loans in this segment are made to businesses and are generally secured by assets of the business.  Repayment is expected from the cash flows of the business.  A weakened economy and reduced viability of the industry in which the customer operates will have a negative impact on the credit quality in this segment. To a lesser extent, the Bank provides financing for investors in the time share industry, which are secured by consumer receivables, and finances capital improvements for condominium associations, which are secured by the assigned rights to levy special assessments to condominium owners.

Consumer – Loans in this segment primarily include home equity lines of credit (representing both first and second liens), and indirect automobile loans and, to a lesser extent, loans secured by marketable securities, passbook or certificate accounts, motorcycles, automobiles and recreational vehicles, as well as unsecured loans.  Consumer loan collections depend on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.

In computing the allowance for loan losses, we do not assign a general valuation allowance to the Small Business Administration ("SBA") and United States Department of Agriculture ("USDA") loans that we purchase as such loans are fully guaranteed.  These loans are included in commercial business loans. See Note 4 for details.

The majority of the Company's loans are collateralized by real estate located in eastern Connecticut. To a lesser extent, certain commercial real estate loans are secured by collateral located outside of our primary market area. Accordingly, the collateral value of a substantial portion of the Company's loan portfolio and real estate acquired through foreclosure is susceptible to changes in market conditions.

Although management believes that it uses the best information available to establish the allowance for loan losses, future adjustments to the allowance for loan losses may be necessary and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used in making the determinations.  Furthermore, while management believes it has established the allowance for loan losses in conformity with U.S. generally accepted accounting principles, the regulatory agencies, in reviewing the loan portfolio, may request us to increase our allowance for loan losses based on judgments different from ours.  In addition, because future events affecting borrowers and collateral cannot be predicted with certainty, the existing allowance for loan losses may not be adequate or increases may be necessary should the quality of any loans deteriorate as a result of the factors discussed above.  Any material increase in the allowance for loan losses would adversely affect the Company’s financial condition and results of operations.

Interest and Fees on Loans
Interest on loans is accrued and included in net interest income based on contractual rates applied to principal amounts outstanding.  Accrual of interest is discontinued when loan payments are 90 days or more past due, based on contractual terms, or when, in the judgment of management, collectibility of the loan or loan interest becomes uncertain.  Subsequent recognition of income occurs only to the extent payment is received subject to management's assessment of the collectibility of the remaining interest and principal.  A nonaccrual loan is restored to accrual status when it is no longer delinquent and collectibility of interest and principal is no longer in doubt and the borrower has made regular payments in accordance with the terms of the loan over a period of at least six months.  Interest collected on nonaccrual loans is recognized only to the extent cash payments are received, and may be recorded as a reduction to principal if the collectibility of the principal balance of the loan is unlikely.

Loan origination fees and direct loan origination costs are deferred, and the net amount is recognized as an adjustment of the related loan's yield utilizing the interest method over the contractual life of the loan.

Derivative Financial Instruments
Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Interest Rate Swap Agreements - The Company uses interest rate swap agreements as part of its interest rate risk management strategy.  Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period.  The notional amount on which the interest payments are based is not exchanged.  The Company’s swap agreements are derivative instruments and convert a portion of the Company’s variable-rate debt to a fixed-rate.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk.  If periodic assessment indicates derivatives no longer provide an effective hedge, the derivative contracts would be closed out and settled, or classified as a trading activity. For cash flow hedges, the net settlement (upon close-out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt.  The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in noninterest income.

The Company has characterized one of its interest rate swaps as a cash flow hedge.  Cash flow hedges are used to minimize the variability in cash flows of assets or liabilities, or forecasted transactions caused by interest rate fluctuations, and are recorded at fair value in other assets or liabilities within the Company’s balance sheets. Changes in the fair value of these cash flow hedges are initially recorded as a component of other comprehensive income and subsequently reclassified into earnings when the hedged transaction affects earnings. The ineffective portion of the gain or loss on derivative instruments, if any, is recognized in earnings.

Cash flows resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged.

Certain derivative instruments do not meet the requirements to be accounted for as hedging instruments. These undesignated derivative instruments are recognized on the consolidated balance sheets at fair value, with changes in fair value recorded in other noninterest income. One of the Company's interest rate swap agreements is not designated as a hedge.

Derivative Loan Commitments - Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.

Forward Loan Sale Commitments - To protect against the price risk inherent in derivative loan commitments, the Company utilizes “mandatory delivery” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments.  Mandatory delivery contracts are accounted for as derivative instruments.  Mandatory delivery forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.  Subsequent to inception, changes in the fair value of the loan commitment are recognized based on changes in fair value of the underlying mortgage loan due to interest rate changes, changes in the probability the derivative loan commitment will be exercised and the passage of time.  In estimating fair value, the Company assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the transferred assets and no condition both constrains the transferee from taking advantage of that right and provides more than a trivial benefit for the transferor and (3) the transferor does not maintain effective control over the transferred assets through either (a) an agreement that both entitles and obligates the transferor to repurchase or redeem the assets before maturity or (b) the ability to unilaterally cause the holder to return specific assets.

During the normal course of business, the Company may transfer a portion of a financial asset, for example, a participation loan or the government guaranteed portion of a loan.  In order to be eligible for sales treatment, the transfer of the portion of the loan must meet the criteria of a participating interest.  If it does not meet the criteria of a participating interest, the transfer must be accounted for as a secured borrowing.  In order to meet the criteria for a participating interest, all cash flows from the loan must be divided proportionately, the rights of each loan holder must have the same priority, the loan holders must have no recourse to the transferor other than standard representations and warranties and no loan holder has the right to pledge or exchange the entire loan.

Other Real Estate Owned
Other real estate owned consists of properties acquired through, or in lieu of, loan foreclosure or other proceedings and is initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the properties are held for sale and are carried at the lower of carrying amount or fair value less estimated costs of disposal.  Any write-down to fair value at the time of acquisition is charged to the allowance for loan losses.  Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and a charge to operations is recorded as necessary to reduce the carrying amount to fair value less estimated costs to dispose.  Revenue and expense from the operation of other real estate owned and the provision to establish and adjust valuation allowances are included in noninterest expenses.  Costs relating to the development and improvement of the property are capitalized, subject to the limit of fair value of the collateral. Gains or losses are included in noninterest expenses upon disposal.  See Note 5 for additional details related to other real estate owned.

Premises and Equipment
Land is carried at cost.  Premises and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is charged to operations using the straight-line method over the estimated useful lives of the related assets.  Leasehold improvements are amortized over the shorter of the estimated economic lives of the improvements or the expected lease terms.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.
The estimated useful lives of the assets are as follows:

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years

Gains and losses on dispositions are recognized upon realization.  Maintenance and repairs are expensed as incurred and improvements are capitalized.

Bank-owned Life Insurance
Bank-owned life insurance policies are presented on the consolidated balance sheets at cash surrender value. Changes in cash surrender value, as well as gains on the surrender of policies, are reflected in noninterest income on the consolidated statements of income and are not subject to income taxes.  See Note 11 for additional discussion.

Servicing
The Company services mortgage loans for others.  Mortgage servicing assets are recognized as separate assets at fair value when rights are acquired through purchase or retained through the sale of financial assets.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  Capitalized servicing rights are reported in other assets and are amortized into mortgage banking income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to the amortized cost. Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that the fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income.

Servicing fee income is recorded for fees earned for servicing loans, which is included in mortgage banking income.  The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned.

Impairment of Long-lived Assets
Long-lived assets, including premises and equipment and certain identifiable intangible assets that are held and used by the Company, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  If impairment is indicated by that review, the asset is written down to its estimated fair value through a charge to earnings.

Other Investments
The Company is a limited partner in three Small Business Investment Companies (“SBICs”), which are licensed by the Small Business Administration.  They provide mezzanine financing and private equity investments to small companies which may not otherwise qualify for standard bank financing.  The Company records its investment in the SBICs at cost and evaluates its investment for impairment on a quarterly basis.  Impairment that is considered by management to be other-than-temporary, results in a write-down of the investment which is recognized as a charge to earnings.  See Note 12 regarding the Bank's investment in and outstanding capital commitments to the limited partnerships.
Trust Assets
Trust assets held in a fiduciary or agency capacity, other than trust cash on deposit at the Bank, are not included in these consolidated financial statements because they are not assets of the Company.  Trust fees are recognized on the accrual basis of accounting.

Related Party Transactions
Directors, officers and affiliates of the Company and the Bank have been customers of and have had transactions with the Bank, and it is expected that such persons will continue to have such transactions in the future. Management believes that all deposit accounts, loans, services and commitments comprising such transactions were made in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other customers who were not directors, officers or affiliates.  In the opinion of management, the transactions with related parties did not involve more than the normal risk of collectibility, favored treatment or terms or present other unfavorable features.  See Note 13 for details regarding related party transactions.

Employee Stock Ownership Plan
The loans to the Employee Stock Ownership Plan ("ESOP") are repaid from the Bank’s contributions to the ESOP and dividends payable on common stock held by the ESOP over an initial period of 15 years for the first loan and 20 years for the second loan.  Unearned compensation applicable to the ESOP is reflected as a reduction of shareholders’ equity on the consolidated balance sheets. Compensation expense is recognized as ESOP shares are committed to be released and is based on the average fair market value of the shares during the period.  The difference between the average fair value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital. Unallocated ESOP shares are not considered outstanding for calculating earnings per share.  Dividends paid on allocated ESOP shares are charged to retained earnings and dividends paid on unallocated ESOP shares are used to satisfy debt service.  See Note 11 for additional discussion.

Equity Incentive Plan
The Company measures and recognizes compensation cost relating to share-based compensation based on the grant date fair value of the equity instruments issued.  Share-based compensation is recognized on a straight-line basis over the period of service or performance for the award.   Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted based on actual forfeiture experience.  The fair value of each restricted stock allocation, equal to the market price at the date of grant, is recorded as unearned restricted shares.  The fair value of each stock option award is determined on the date of grant using the Black-Scholes option pricing model, which includes several assumptions such as expected volatility, dividends, term and risk-free rate for each stock option award.  See Note 11 for additional discussion.

Income Taxes
Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company exercises significant judgment in evaluating the amount and timing of recognition of the resulting tax assets and liabilities.  These judgments require the Company to make projections of future taxable income.  These judgments and estimates, which are inherently subjective, are reviewed periodically as regulatory and business factors change.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company does not have any uncertain tax positions which require accrual or disclosure at December 31, 2012 or 2011.  In accordance with the provisions of applicable accounting guidance, in future periods, the Company may record a liability for unrecognized tax benefits related to the recognition, derecognition or change in measurement of a tax position as a result of new tax positions, changes in management’s judgment about the level of uncertainty of existing tax positions, expiration of open income tax returns due to the statutes of limitation, status of examinations and litigation and legislative activity.  The Company has elected to report future interest and penalties related to unrecognized tax benefits, if any, as income tax expense in the Company’s consolidated statements of income.  No interest or penalties were recorded for the years ended December 31, 2012, 2011 and 2010.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock.  Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid-in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Comprehensive Income
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and certain cash flow hedges, are reported as a separate component of shareholders’ equity, such items, along with net income, are components of comprehensive income.  See Note 15 for components of other comprehensive income and the related tax effects.

Common Share Repurchases
The Company is chartered in the state of Maryland. Maryland law does not provide for treasury shares, rather shares repurchased by the Company constitute authorized but unissued shares. Accounting principles generally accepted in the United States of America state that accounting for treasury stock shall conform to state law. Therefore, the cost of shares repurchased by the Company has been allocated to common stock and retained earnings balances.

Earnings Per Share
Basic earnings per share is calculated by dividing the net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Unvested restricted shares are considered outstanding in the computation of basic earnings per share since the shares participate in dividends and the rights to the dividends are non-forfeitable.  Diluted earnings per share is computed in a manner similar to basic earnings per share except that the weighted average number of common shares outstanding is increased to include the incremental common shares (as computed using the treasury stock method) that would have been outstanding if all potentially dilutive common stock equivalents were issued during the period.  The Company’s common stock equivalents relate solely to stock options.  Repurchased common shares and unallocated common shares held by the Bank's ESOP are not deemed outstanding for earnings per share calculations.

Anti-dilutive shares are common stock equivalents with weighted average exercise prices in excess of the weighted average market value for the periods presented, and are not considered in diluted earnings per share calculations. The Company had 323,011, 443,026 and 420,200 anti-dilutive common shares outstanding for the years ended December 31, 2012, 2011 and 2010, respectively. The computation of earnings per share is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Share Amounts)

Net income	$1,118	$2,417	$3,003
Weighted average common shares outstanding:
Basic	9,730,797	9,988,322	10,302,201
Effect of dilutive stock options	24,895	20,538	2,615
Diluted	9,755,692	10,008,860	10,304,816

Earnings per share:
Basic	$0.11	$0.24	$0.29
Diluted	$0.11	$0.24	$0.29

Business Segment Reporting
Public companies are required to report (i) certain financial and descriptive information about “reportable operating segments,” as defined, and (ii) certain enterprise-wide financial information about products and services, geographic areas and major customers.  An operating segment is a component of a business for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and evaluate performance.  The Company’s operations are limited to financial services provided within the framework of a community bank, and decisions are generally based on specific market areas and or product offerings.  Accordingly, based on the financial information presently evaluated by the Company’s chief operating decision-maker, the Company’s operations are aggregated in one reportable operating segment.

Advertising Costs
Advertising costs are expensed as incurred.

Recent Accounting Pronouncements
Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements - In May 2011, the Financial Accounting Standards Board ("FASB") amended its standard related to fair value measurement and disclosure requirements in accordance with GAAP and International Financial Reporting Standards. The amendments (1) change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurement, (2) clarify the intent of the application of existing fair value measurement requirements and (3) change the requirements for measuring fair value and for disclosing information about fair value. The amendments are not intended to change the application of existing requirements for fair value measurement. The amendments should be applied prospectively effective during the first interim and annual periods beginning after December 15, 2011. The adoption of these amendments did not have a material impact on the Company's consolidated financial statements.

Testing of Goodwill for Impairment - In September 2011, the FASB amended its standard related to how entities test goodwill for impairment. Under this amendment, an entity is now permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. Under this amendment, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit's fair value from a prior year. The amendments in this update were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.
Disclosures about Offsetting Assets and Liabilities - In December 2011, the FASB amended its standard related to disclosure requirements for offsetting assets and liabilities. Under this amendment, an entity will be required to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by these amendments retrospectively for all comparative periods presented. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities - In January 2013, the FASB issued amendments to clarify that the scope of Disclosures about Offsetting Assets and Liabilities applies to derivatives accounted for in accordance with Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in accordance with applicable guidance or subject to an enforceable master netting arrangement or similar agreement. The amendments in this update are effective for fiscal years beginning on or after
January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income - In February 2012, the FASB issued an amendment to improve the transparency of reporting these reclassifications by requiring an organization to 1) present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income and 2) cross-reference to other disclosures currently required under GAAP for other reclassification items to be reclassified directly to net income in their entirety in the same reporting period. The amendments are effective for reporting periods beginning after December 15, 2012 with early adoption permitted. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2012
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain cash reserve balances against its respective transaction accounts and non-personal time deposits.  At December 31, 2012 and 2011, the Bank was required to maintain cash and liquid asset reserves of $700,000 and $858,000, respectively, and to maintain $3.0 million in the Federal Reserve Bank ("FRB") for clearing purposes to satisfy such reserve requirements at December 31, 2011. During 2012, the Federal Reserve Bank announced an initiative to simplify reserves administration. Effective July 12, 2012, the Federal Reserve Bank eliminated the contractual clearing balance program. The second phase of this initiative will become effective on June 27, 2013, creating a common two-week maintenance period for all depository institutions and replacing carryover and routine waivers with a penalty-free band around reserve balance requirements.

SECURITIES	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Securities
SECURITIES

Available for sale securities:
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2012 and 2011 are as follows:

	December 31, 2012
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$55,027	$1,255	$(23)	$56,259
Government-sponsored enterprises	23,388	579	—	23,967
Mortgage-backed securities:(2)
Agency - residential	69,399	2,211	(66)	71,544
Non-agency - residential	4,784	52	(124)	4,712
Non-agency - HELOC	2,555	—	(78)	2,477
Corporate debt securities	7,555	188	(49)	7,694
Collateralized debt obligations	5,993	—	(1,597)	4,396
Obligations of state and political subdivisions	5,152	262	—	5,414
Foreign government securities	50	—	—	50
Total available for sale securities	$173,903	$4,547	$(1,937)	$176,513

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2011
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$88,917	$770	$(100)	$89,587
Government-sponsored enterprises	17,204	462	—	17,666
Mortgage-backed securities:(2)
Agency - residential	85,552	3,070	(178)	88,444
Non-agency - residential	7,766	21	(899)	6,888
Non-agency - HELOC	3,097	—	(559)	2,538
Corporate debt securities	14,094	240	(287)	14,047
Collateralized debt obligations	6,275	—	(3,358)	2,917
Obligations of state and political subdivisions	6,488	278	—	6,766
Tax-exempt securities	70	1	—	71
Foreign government securities	75	—	—	75
Total debt securities	229,538	4,842	(5,381)	228,999

Equity securities:
Equity securities - financial services	228	1	(24)	205
Equity securities - other	1,609	96	(95)	1,610
Total equity securities	1,837	97	(119)	1,815
Total available for sale securities	$231,375	$4,939	$(5,500)	$230,814

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

At December 31, 2012 and 2011, U.S. government and agency obligations and government-sponsored enterprise securities with an amortized cost of $4.5 million and $5.0 million, respectively, and a fair value of $4.6 million and $5.1 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2012 are presented below.  Actual maturities of mortgage-backed securities ("MBS") may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.  Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,382	$8,484
After 1 but within 5 years	25,699	26,475
After 5 but within 10 years	17,223	17,426
After 10 years	45,861	45,395
	97,165	97,780
Mortgage-backed and asset-backed securities	76,738	78,733
Total debt securities	$173,903	$176,513

The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Gross gains on sales	$798	$589	$1,096
Gross losses on sales	(525)	(103)	(218)
Net gain on sale of securities	$273	$486	$878

The tax provision applicable to the above net realized gains amounted to $93,000, $165,000 and $299,000 for the years ended December 31, 2012, 2011 and 2010, respectively.   Proceeds from the sale of available for sale securities totaled $44.0 million, $36.9 million and $40.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The following tables present information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2012:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$—	$—	$1,367	$23	$1,367	$23
Mortgage-backed securities:
Agency - residential	6,923	37	1,404	29	8,327	66
Non-agency - residential	1,926	8	1,417	116	3,343	124
Non-agency - HELOC	—	—	2,477	78	2,477	78
Corporate debt securities	—	—	946	49	946	49
Collateralized debt obligations	—	—	4,396	1,597	4,396	1,597
Total	$8,849	$45	$12,007	$1,892	$20,856	$1,937

	Less Than 12 Months		12 Months Or More		Total
December 31, 2011:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$32,390	$94	$415	$6	$32,805	$100
Mortgage-backed securities:
Agency - residential	8,241	111	1,969	67	10,210	178
Non-agency - residential	—	—	5,305	899	5,305	899
Non-agency - HELOC	—	—	2,538	559	2,538	559
Corporate debt securities	3,482	234	946	53	4,428	287
Collateralized debt obligations	—	—	2,917	3,358	2,917	3,358
Equity securities - financial services	169	24	—	—	169	24
Equity securities - other	708	95	—	—	708	95
Total	$44,990	$558	$14,090	$4,942	$59,080	$5,500

For debt securities with OTTI losses, the Company estimated the portion of loss attributable to credit using a discounted cash flow model in accordance with applicable guidance.  Significant inputs for the non-agency mortgage-backed securities included the estimated cash flows of the underlying collateral based on key assumptions, such as default rate, loss severity and prepayment rate.  Assumptions used can vary widely from loan to loan, and are influenced by such factors as loan interest rate, geographical location of the borrower, borrower characteristics and collateral type.  Significant inputs for the collateralized debt obligations included estimated cash flows and prospective deferrals, defaults and recoveries based on the underlying seniority status and subordination structure of the pooled trust preferred debt tranche at the time of measurement.  Prospective deferral, default and recovery estimates affecting projected cash flows were based on an analysis of the underlying financial condition of the individual issuers, with consideration of the account’s capital adequacy, credit quality, lending concentrations and other factors.  All cash flow estimates were based on the securities’ tranche structure and contractual rate and maturity terms.  The Company utilized the services of an independent third-party valuation firm to obtain information about the structure in order to determine how the underlying collateral cash flows will be distributed to each security issued from the structure.  The present value of the expected cash flows was compared to the Company’s holdings to determine the credit-related impairment loss, if any.

To the extent that continued changes in interest rates, credit movements and other factors that influence fair value of investments occur, the Company may be required to record additional impairment charges for OTTI in future periods.

At December 31, 2012, fourteen debt securities with gross unrealized losses had aggregate depreciation of approximately 8.5% of the Company’s amortized cost basis.  The majority of the unrealized losses related to the Company’s collateralized debt obligations and non-agency mortgage-backed securities.  For the years ended December 31, 2012, 2011 and 2010, the Company recognized $123,000, $148,000 and $492,000, respectively, of net impairment charges on investments deemed other-than-temporarily impaired. The following summarizes, by security type, the basis for management’s determination during the preparation of the financial statements of whether the applicable investments within the Company’s securities portfolio were other-than-temporarily impaired at December 31, 2012.

U.S. Government and Agency Obligations.  The unrealized losses on the Company’s U.S. Government and agency obligations related primarily to a widening of the rate spread to comparable treasury securities.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investments.  Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell the securities before their anticipated recovery, which may be at maturity, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Mortgage-backed Securities - Agency - Residential. The unrealized losses on the Company’s agency–residential mortgage-backed securities were caused by increases in the rate spread to comparable treasury securities. The Company does not expect these securities to settle at a price less than the amortized cost basis of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before the recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired at December 31, 2012.

Mortgage-backed Securities - Non-agency - Residential.  Despite significant improvement in the market, these securities continue to trade well below historic levels, particularly those backed by jumbo or hybrid loan collateral.  At December 31, 2012, management evaluated credit rating details for the tranche, as well as credit information on subordinate tranches, potential future credit losses and loss analyses.  Additionally, management reviewed reports prepared by an independent third party for certain non-agency mortgage-backed securities. The Company has not recorded any further impairment losses as of December 31, 2012 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity.

The following table details the Company’s non-agency residential mortgage-backed securities that were rated below investment grade at December 31, 2012.

Security	Class (1)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (2)	Total Credit- Related OTTI (3)	Credit Support Coverage Ratios (4)
(Dollars in Thousands)
MBS 1	SSNR, AS	$1,533	$—	$(116)	$1,417	D	$197	0.00
MBS 2	PT, AS	198	4	—	202	CCC	—	0.24
		$1,731	$4	$(116)	$1,619		$197

(1) Class definitions:  PT - Pass Through, AS - Accelerated, and SSNR - Super Senior.
(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.
(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline.  The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.

Mortgage-backed Securities - Non-agency - HELOC.  The unrealized loss on the Company’s non-agency - HELOC mortgage-backed security is related to one investment grade security whose market has been illiquid.  This security is collateralized by home equity lines of credit secured by first and second liens and insured by Financial Security Assurance.  At December 31, 2012, management evaluated credit rating details, collateral support and loss analyses.  All of the unrealized losses on this security relate to factors other than credit.  Because the Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell this security before the recovery of its amortized cost basis, which may be at maturity, the Company did not record an impairment loss at December 31, 2012.

Corporate Debt Securities. Substantially all of the corporate debt securities are rated investment-grade, including those in an unrealized loss position. Various factors were considered in assessing whether the Company expects to recover the amortized cost of corporate debt securities including, but not limited to, the strength of issuer credit ratings, the financial condition of guarantors and the length of time and the extent to which a security's fair value has been less than its amortized cost. Based on management's assessment, the Company expects to recover the entire amortized cost basis of all corporate debt securities that were in an unrealized loss position as of December 31, 2012.

Collateralized Debt Obligations.  The unrealized losses on the Company’s collateralized debt obligations relate to investments in pooled trust preferred securities (“PTPS”).  The PTPS market has stabilized at depressed market values as a result of market saturation.  Transactions for PTPS have been limited and have occurred primarily as a result of distressed or forced liquidation sales. The securities were widely held by hedge funds and European banks and used to offset interest rate exposure tied to LIBOR. As the positions have unwound, an excess supply of these securities have saturated the market.

Management evaluated current credit ratings, credit support and stress testing for future defaults related to the Company’s PTPS.  Management also reviewed analytics provided by the trustee and independent OTTI reviews and associated cash flow analyses performed by an independent third party.  The unrealized losses on the Company’s PTPS investments were caused by a lack of liquidity, credit downgrades and decreasing credit support.  The increased number of bank and insurance company failures has decreased the level of credit support for these investments.  A number of lower tranches have foregone payments or have received payment in kind through increased principal allocations.  However, the number of deferring securities has been decreasing and a number of reinstatements have occurred recently. Based on the existing credit profile of the remainder of the Company's PTPS investments, management does not believe that these investments will suffer from any further credit-related losses.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not record additional impairment losses as of December 31, 2012.

The following table details the Company’s collateralized debt obligations that were rated below investment grade at December 31, 2012.

Security	Class	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (1)	Total Credit- Related OTTI (2)	% of Current Performing Collateral Coverage
(Dollars in Thousands)
CDO 1	B1	$1,000	$—	$(628)	$372	CCC-	$—	118.6
CDO 2	B3	1,000	—	(612)	388	CCC-	—	118.6
CDO 3	A2	2,578	—	(150)	2,428	B-	62	121.0
CDO 4	A1	1,415	—	(207)	1,208	BB-	—	159.3
		$5,993	$—	$(1,597)	$4,396		$62

(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.

The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$1,207	$1,093	$1,787
Reduction for securities transferred to trading during period	—	—	(1,186)
Amounts related to credit losses for which OTTI losses were not previously recognized	—	148	—
Additional credit losses for which OTTI losses were previously recognized	123	—	492
Reduction for permanent loss in value of securities during the period	(1,071)	—	—
Reduction for securities sold during the period (realized)	—	(34)	—
Balance at end of year	$259	$1,207	$1,093

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loan Portfolio
The composition of the Company's loan portfolio at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$230,664	$247,426
Multi-family and commercial	201,951	158,384
Construction	3,284	12,290
Total real estate loans	435,899	418,100

Commercial business loans:
SBA and USDA guaranteed	148,385	127,359
Other	65,142	40,442
Total commercial business loans	213,527	167,801

Consumer loans:
Home equity	28,375	27,425
Indirect automobile	9,652	5,733
Other	2,353	2,824
Total consumer loans	40,380	35,982

Total loans	689,806	621,883

Deferred loan origination costs, net of fees	1,744	1,713
Allowance for loan losses	(6,387)	(4,970)
Loans receivable, net	$685,163	$618,626

The Company purchased commercial business loans totaling $42.9 million and $41.2 million and consumer loans totaling $6.9 million and $5.8 million during 2012 and 2011, respectively.
Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2009	$1,028	$2,443	$221	$906	$293	$4,891
Provision for loan losses	171	464	136	47	84	902
Loans charged-off	(285)	(221)	(293)	(166)	(50)	(1,015)
Recoveries of loans previously charged-off	1	14	—	3	3	21
Balance at December 31, 2010	915	2,700	64	790	330	4,799
Provision for loan losses	530	228	15	588	197	1,558
Loans charged-off	(686)	(606)	(83)	(267)	(84)	(1,726)
Recoveries of loans previously charged-off	—	15	284	37	3	339
Balance at December 31, 2011	759	2,337	280	1,148	446	4,970
Provision (credit) for loan losses	561	1,818	(258)	556	219	2,896
Loans charged-off	(299)	(1,267)	—	—	(251)	(1,817)
Recoveries of loans previously charged-off	104	140	—	31	63	338
Balance at December 31, 2012	$1,125	$3,028	$22	$1,735	$477	$6,387

Further information pertaining to the allowance for loan losses at December 31, 2012 and 2011 is as follows:

December 31, 2012	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$454	$88	$—	$39	$—	$581
Allowance for loans individually or collectively evaluated and not deemed to be impaired	671	2,940	22	1,696	477	5,806
Total loan loss allowance	$1,125	$3,028	$22	$1,735	$477	$6,387

Loans individually evaluated and deemed to be impaired	$6,991	$5,873	$—	$618	$361	$13,843
Loans individually or collectively evaluated and not deemed to be impaired	223,673	196,078	3,284	212,909	40,019	675,963
Total loans	$230,664	$201,951	$3,284	$213,527	$40,380	$689,806

December 31, 2011	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$33	$107	$—	$105	$—	$245
Allowance for loans individually or collectively evaluated and not deemed to be impaired	726	2,230	280	1,043	446	4,725
Total loan loss allowance	$759	$2,337	$280	$1,148	$446	$4,970

Loans individually evaluated and deemed to be impaired	$5,590	$8,650	$—	$654	$316	$15,210
Loans individually or collectively evaluated and not deemed to be impaired	241,836	149,734	12,290	167,147	35,666	606,673
Total loans	$247,426	$158,384	$12,290	$167,801	$35,982	$621,883

Past Due Loans
The following represents an aging of loans at December 31, 2012 and 2011:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$3,245	$1,725	$3,285	$8,255	$222,409	$230,664
Multi-family and commercial	4,149	—	1,266	5,415	196,536	201,951
Construction	—	—	—	—	3,284	3,284
Commercial Business:
SBA and USDA guaranteed	5,014	1,087	—	6,101	142,284	148,385
Other	—	—	541	541	64,601	65,142
Consumer:
Home equity	216	—	361	577	27,798	28,375
Indirect automobile	19	—	—	19	9,633	9,652
Other	21	—	—	21	2,332	2,353
Total	$12,664	$2,812	$5,453	$20,929	$668,877	$689,806

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,065	$995	$3,835	$8,895	$238,531	$247,426
Multi-family and commercial	292	—	1,703	1,995	156,389	158,384
Construction	—	—	—	—	12,290	12,290
Commercial Business:
SBA and USDA guaranteed	2,729	327	—	3,056	124,303	127,359
Other	—	—	623	623	39,819	40,442
Consumer:
Home equity	—	—	269	269	27,156	27,425
Indirect automobile	—	—	—	—	5,733	5,733
Other	124	—	—	124	2,700	2,824
Total	$7,210	$1,322	$6,430	$14,962	$606,921	$621,883

The Company did not have any loans that were past due 90 days or more and still accruing at December 31, 2012 or 2011.

Impaired and Nonaccrual Loans
The following is a summary of impaired and nonaccrual loans at December 31, 2012 and 2011:

	Impaired Loans
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,866	$4,013	$—	$3,855
Multi-family and commercial	4,407	4,407	—	1,522
Commercial business - Other	546	546	—	470
Consumer - Home equity	361	435	—	366
Total impaired loans without valuation allowance	9,180	9,401	—	6,213

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	3,125	3,125	454	1,133
Multi-family and commercial	1,466	1,556	88	236
Commercial business - Other	72	72	39	72
Total impaired loans with valuation allowance	4,663	4,753	581	1,441
Total impaired loans	$13,843	$14,154	$581	$7,654

	Impaired Loans
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$5,232	$5,536	$—	$5,232
Multi-family and commercial	4,757	5,215	—	3,795
Commercial business - Other	31	31	—	31
Consumer	316	331	—	316
Total impaired loans without valuation allowance	10,336	11,113	—	9,374

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	358	358	33	358
Multi-family and commercial	3,893	3,983	107	236
Commercial business - Other	623	623	105	623
Total impaired loans with valuation allowance	4,874	4,964	245	1,217
Total impaired loans	$15,210	$16,077	$245	$10,591

The Company reviews and establishes, if necessary, an allowance for certain impaired loans for the amount by which the present value of expected cash flows (or observable market price of loan or fair value of the collateral if the loan is collateral dependent) are lower than the carrying value of the loan.  For the periods presented, the Company concluded that certain impaired loans required no valuation allowance as a result of management’s measurement of impairment. No additional funds are committed to be advanced to those borrowers whose loans are deemed impaired.

Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)
Year Ended December 31, 2012
Residential - 1 to 4 family	$6,113	$151	$126
Multi-family and commercial	8,048	260	32
Commercial business - Other	602	4	2
Consumer - Home equity	413	4	4
Total	$15,176	$419	$164

Year Ended December 31, 2011
Residential - 1 to 4 family	$5,739	$64	$29
Multi-family and commercial	8,035	312	—
Commercial business - Other	421	—	—
Consumer - Home equity	196	—	—
Total	$14,391	$376	$29

Year Ended December 31, 2010
Residential - 1 to 4 family	$2,979	$5	$5
Multi-family and commercial	3,169	155	—
Construction	316	—	—
Commercial business - Other	165	5	5
Total	$6,629	$165	$10

Credit Quality Information
The Company utilizes an eight-grade internal loan rating system for all loans in the portfolio, with the exception of its purchased SBA and USDA commercial business loans that are fully guaranteed by the U.S. government, as follows:

◦	Pass (Ratings 1-4): Loans in these categories are considered low to average risk.

◦	Special Mention (Rating 5): Loans in this category are starting to show signs of potential weakness and are being closely monitored by management.

◦
Substandard (Rating 6): Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged.  There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

◦
Doubtful (Rating 7):  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

◦	Loss (Rating 8): Loans in this category are considered uncollectible and of such little value that their continuance as loans is not warranted.
Management periodically reviews the ratings described above and the Company’s internal audit function reviews components of the credit files, including the assigned risk ratings, of certain commercial loans as part of its loan review.

The following tables present the Company’s loans by risk rating at December 31, 2012 and 2011.

December 31, 2012	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$222,262	$723	$7,679	$—	$—	$230,664
Multi-family and commercial	—	185,141	5,321	11,489	—	—	201,951
Construction	—	3,284	—	—	—	—	3,284
Total real estate loans	—	410,687	6,044	19,168	—	—	435,899

Commercial business loans:
SBA and USDA guaranteed	148,385	—	—	—	—	—	148,385
Other	—	61,047	3,399	696	—	—	65,142
Total commercial business loans	148,385	61,047	3,399	696	—	—	213,527

Consumer loans:
Home equity	—	27,960	—	415	—	—	28,375
Indirect automobile	—	9,652	—	—	—	—	9,652
Other	—	2,353	—	—	—	—	2,353
Total consumer loans	—	39,965	—	415	—	—	40,380

Total loans	$148,385	$511,699	$9,443	$20,279	$—	$—	$689,806

December 31, 2011	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$240,904	$769	$5,753	$—	$—	$247,426
Multi-family and commercial	—	135,859	8,699	13,826	—	—	158,384
Construction	—	11,707	583	—	—	—	12,290
Total real estate loans	—	388,470	10,051	19,579	—	—	418,100

Commercial business loans:
SBA and USDA guaranteed	127,359	—	—	—	—	—	127,359
Other	—	34,788	3,977	1,677	—	—	40,442
Total commercial business loans	127,359	34,788	3,977	1,677	—	—	167,801

Consumer loans:
Home equity	—	27,109	—	316	—	—	27,425
Indirect automobile	—	5,733	—	—	—	—	5,733
Other	—	2,824	—	—	—	—	2,824
Total consumer loans	—	35,666	—	316	—	—	35,982

Total loans	$127,359	$458,924	$14,028	$21,572	$—	$—	$621,883

Troubled Debt Restructurings
A modified loan is considered a TDR when two conditions are met: 1) the borrower is experiencing documented financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar risk characteristics. The most common types of modifications include below market interest rate reductions, deferrals of principal and maturity extensions. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company's Collections Department for resolution, which may result in foreclosure. The Company's determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

The Company's nonaccrual policy is followed for TDRs. If the loan was current prior to modification, nonaccrual status would not be required. If the loan was on nonaccrual prior to modification or if the payment amount significantly increases, the loan will remain on nonaccrual for a period of at least six months. Loans qualify for return to accrual status once the borrower has demonstrated the willingness and the ability to perform in accordance with the restructured terms of the loan agreement for a period of not less than six consecutive months.

All TDRs are initially reported as impaired. Impaired classification may be removed after the year of restructure if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar risk characteristics at the time of restructuring.

The following table provides information on loans modified as a TDR during the years ended December 31, 2012 and 2011.

	For Years Ended December 31,
	2012			2011
			Allowance for			Allowance for
	Number	Recorded	Loan Losses	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Residential - 1 to 4 family	16	$2,507	$296	—	$—	$—
Multi-family and commercial	1	77	—	3	2,130	12
Total	17	$2,584	$296	3	$2,130	$12

During the modification process, there were no loan charge-offs or principal reductions for loans included in the table above for all periods presented.

The following table provides the recorded investment, by type of modification, for loans identified as TDRs and modified during the years ended December 31, 2012 and 2011.

	Years Ended December 31,
	2012	2011
	(In Thousands)
Interest rate adjustments	$917	$—
Principal deferrals (1)	—	443
Combination of rate and payment (2)	869	1,687
Combination of rate and maturity (3)	721	—
Maturity only	77	—
Total	$2,584	$2,130

(1) Terms of modification include temporary interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(3) Terms include combination of interest rate adjustments and extensions of maturity.

For the year ended December 31, 2012, there were no troubled debt restructurings that were in payment default (defined as 90 days or more past due). For the year ended December 31, 2011, one commercial real estate loan totaling $437,000 included in the above table was in payment default. A partial loan charge-off in the amount of $458,000 was recorded on the aforementioned loan during 2011. This loan was paid in full during 2012 and therefore, is no longer in default at December 31, 2012.

Related Party Loans
Related party transactions, including loans with related parties, are discussed in further detail in Note 13.

Loans Held for Sale
Total loans held for sale amounted to $5.1 million and $5.6 million, consisting of fixed-rate residential mortgage loans, at December 31, 2012 and 2011, respectively.

Loans Serviced for Others
The Company services certain loans that it has sold with and without recourse to third parties and other loans for which the Company acquired the servicing rights.  Loans serviced for others are not included in the Company’s consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was determined using a discount rate of 11.49%, PSA prepayment speeds ranging from 202% to 575% and minimal anticipated credit losses. At December 31, 2012, 2011 and 2010, the aggregate of loans serviced for others amounted to $195.5 million, $178.5 million and $148.6 million, respectively.

The following summarizes mortgage servicing rights capitalized and amortized.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$1,177	$977	$740
Additions	427	460	439
Amortization	(291)	(260)	(202)
Balance at end of year	$1,313	$1,177	$977
Fair value of mortgage servicing assets	$1,349	$1,462	$1,456

Contractually specified servicing fees included in loan servicing fee income were $531,000, $463,000 and $374,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned [Abstract]
Real Estate Owned [Text Block]
OTHER REAL ESTATE OWNED

At December 31, 2012, other real estate owned consisted of three residential and three commercial real estate properties. At December 31, 2011, other real estate owned consisted of four residential and two commercial real estate properties which were held for sale. A summary of expenses applicable to other real estate operations for the years ended December 31, 2012, 2011 and 2010, is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Net loss from sales or write-downs of other real estate owned, net	$60	$236	$534
Other real estate expense, net of rental income	441	540	296
Expense from other real estate operations, net	$501	$776	$830

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
PREMISES AND EQUIPMENT

Premises and equipment at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Land	$2,098	$2,098
Buildings	7,052	6,660
Leasehold improvements	7,563	7,822
Furniture and equipment	10,867	12,272
Construction in process	84	20
	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$11,216	$12,651

At December 31, 2012, construction in process related to design and site costs associated with a new branch location for which there was an outstanding commitment for the purchase of land totaling $450,000.  At December 31, 2011, there were no outstanding commitments for the construction of new branches.

Depreciation and amortization expense was $1.9 million, $1.9 million and $2.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.  See Note 12 for a schedule of future minimum rental commitments pursuant to the terms of noncancelable lease agreements.

GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
 GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$4,094	$4,094	$4,131
Impairment	—	—	(37)
Disposal of SI Trust Servicing	(643)	—	—
Balance at end of year	$3,451	$4,094	$4,094

At December 31, 2012, the Company’s goodwill relates to two branch locations acquired in 2008.  During 2012, the Company sold its SI Trust Servicing operations and, in connection with the sale, disposed of the associated goodwill. Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  As a result of the Company’s goodwill impairment evaluation, the Company recorded goodwill impairment of $37,000 relating to the Colchester branch acquisition during the year ended December 31, 2010. No goodwill impairment was recorded for the years ended December 31, 2012 and 2011.

Core Deposit Intangibles
In connection with the assumption of $18.4 million of deposit liabilities from the Colchester, Connecticut branch office acquisition in January 2008, the Bank recorded a core deposit premium intangible of $159,000.  The resulting core deposit premium intangible was amortized over five years using the sum-of-the-years-digits method.  Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Core deposit intangible	$159	$159
Accumulated amortization	(159)	(148)
Core deposit intangible, net	$—	$11

Amortization expense was $11,000, $21,000 and $32,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposit Liabilities Disclosures
DEPOSITS

A summary of deposit balances, by type, at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(In Thousands)
Noninterest-bearing demand deposits	$89,834	$85,958

Interest-bearing accounts:
Business checking	2	—
NOW and money market accounts	300,050	306,002
Savings accounts	38,026	37,329
Certificates of deposit (1)	277,236	272,637
Total interest-bearing accounts	615,314	615,968
Total deposits	$705,148	$701,926

(1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.

Certificates of deposit in denominations of $100,000 or more were $112.4 million and $99.5 million at December 31, 2012 and 2011, respectively. Effective July 21, 2010, with the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the FDIC permanently raised deposit insurance levels to $250,000 per depositor.  Prior to the increase, deposits in excess of $100,000, with the exception of self-directed retirement accounts which are insured up to $250,000, were not federally insured.

Contractual maturities of certificates of deposit as of December 31, 2012 are summarized below (in thousands).

2013	$135,113
2014	56,675
2015	49,568
2016	15,418
2017	14,293
Thereafter	6,169
Total certificates of deposit	$277,236

A summary of interest expense, by account type, for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
NOW and money market accounts	$627	$1,294	$1,618
Savings accounts (1)	106	197	295
Certificates of deposit (2)	5,286	5,771	7,524
Total	$6,019	$7,262	$9,437

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.

Related Party Deposits
Reference Note 13 for a discussion of related party transactions, including deposits from related parties.

BORROWINGS	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings
BORROWINGS

Federal Home Loan Bank Advances
As a member of the FHLB, the Bank has access to a pre-approved secured line of credit with the FHLB of $10.0 million and the capacity to obtain additional advances up to a certain percentage of the value of its qualified collateral, as defined in the FHLB Statement of Credit Policy.  FHLB advances are secured by qualified collateral, which is based on a percentage of its outstanding residential first mortgage loans.  In accordance with an agreement with the FHLB, the qualified collateral must be free and clear of liens, pledges and encumbrances.  At December 31, 2012 and 2011, there were no advances outstanding under the line of credit.  Other outstanding advances from the FHLB aggregated $98.1 million and $100.1 million at December 31, 2012 and 2011, respectively, at interest rates ranging from 0.80% to 4.97% and 1.56% to 4.97%, respectively.

Junior Subordinated Debt Owed to Unconsolidated Trust
SI Capital Trust II (the “Trust”), a wholly-owned subsidiary of the Company, was formed on August 31, 2006.  The Trust had no independent assets or operations, and was formed to issue $8.0 million of trust securities and invest the proceeds thereof in an equivalent amount of junior subordinated debentures issued by the Company.  The trust preferred securities mature in 2036 and bear interest at three-month LIBOR plus 1.70%.  The Company may redeem the trust preferred securities, in whole or in part.

The Company entered into an interest rate swap agreement on July 1, 2010 to effectively convert the floating rate interest on its junior subordinated debentures to a fixed interest rate.  See Note 17 for a discussion of derivative instruments and hedging activities.

The subordinated debt securities are unsecured obligations of the Company and are subordinate and junior in right of payment to all present and future senior indebtedness of the Company.  The Company has entered into a guarantee, which together with its obligations under the subordinated debt securities and the declaration of trust governing the Trust, including its obligations to pay costs, expenses, debts and liabilities, other than trust securities, provides a full and unconditional guarantee of amounts on the capital securities.  If the Company defers interest payments on the junior subordinated debt securities, or otherwise is in default of the obligations, the Company would be prohibited from making dividend payments to its shareholders.

The contractual maturities of borrowings, by year, at December 31, 2012 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2013	$21,000	$—	$21,000
2014	24,000	—	24,000
2015	26,069	—	26,069
2016	18,000	—	18,000
2017 (1)	5,000	—	5,000
Thereafter (2)	4,000	8,248	12,248
Total	$98,069	$8,248	$106,317
Weighted average rate	3.25%	4.14%	3.32%

(1) Includes FHLB advance of $3.0 million that is callable during 2013.
(2) Includes FHLB advance of $2.0 million that is callable during 2013.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
INCOME TAXES

The components of the income tax provision for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current income tax provision:
Federal	$1,338	$108	$1,648
State	3	4	20
Total current income tax provision	1,341	112	1,668

Deferred income tax (benefit) provision:
Federal	(1,100)	891	(355)
Total deferred income tax (benefit) provision	(1,100)	891	(355)
Total income tax provision	$241	$1,003	$1,313

A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of income is as follows:

	Years Ended December 31,
	2012	2011	2010
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$462	$1,162	$1,467
Increase (decrease) resulting from:
Dividends received deduction	(2)	(13)	(3)
Bank-owned life insurance	(215)	(139)	(99)
Tax-exempt income	(26)	(39)	(13)
Compensation and employee benefit plans	81	35	61
Nondeductible expenses	5	8	6
Tax credits/adjustments	(63)	—	—
Change in valuation allowance	—	—	(90)
State taxes, net of federal tax benefit	2	2	13
Other	(3)	(13)	(29)
Total income tax provision	$241	$1,003	$1,313

Effective tax rate	17.8%	29.3%	30.4%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,303	$1,852
Unrealized losses on available for sale securities	659	1,870
Depreciation of premises and equipment	765	572
Other-than-temporary impairment	452	435
Impairment - long lived asset	133	—
Charitable contribution carry-forward	14	153
Deferred compensation	2,313	2,064
Employee benefit plans	380	348
Capital loss carry-forward	65	—
Interest receivable on nonaccrual loans	159	107
Deferred other real estate owned expenses	38	137
Net unrealized loss on derivative instruments	284	159
Other	290	205
Total deferred tax assets	7,855	7,902
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,806	7,853

Deferred tax liabilities:
Unrealized gains on available for sale securities	1,546	1,679
Goodwill and other intangibles	330	319
Deferred loan costs	844	841
Mortgage servicing asset	447	400
Total deferred tax liabilities	3,167	3,239
Deferred tax asset, net	$4,639	$4,614

Due to the uncertainties of realization, the Company maintains a valuation allowance of $49,000 related to other-than-temporary impairment losses on certain securities at December 31, 2012.  At December 31, 2012 and 2011, the Company maintained a charitable contribution carry-forward, primarily related to a cash contribution paid to SI Financial Group Foundation, Inc. in 2011.  The utilization of charitable contributions for any tax year is limited to 10% of taxable income without regard to charitable contributions, net operating losses and dividend received deductions.  An organization is permitted to carry over contributions that exceed the annual 10% limitation as a deduction to the five succeeding tax years provided the organization has sufficient earnings.

Retained earnings at December 31, 2012 and 2011 includes a contingency reserve for loan losses of $3.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.3 million at December 31, 2012 and 2011 have not been recognized.
Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, transferred a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2009.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
BENEFIT PLANS

Profit Sharing and 401(k) Savings Plan
The Bank’s Profit Sharing and 401(k) Savings Plan (the “Plan”) is a tax-qualified defined contribution plan for the benefit of its eligible employees.  The Bank’s profit sharing contribution to the Plan is a discretionary amount authorized by the Board of Directors, based on the financial results of the Bank.  An employee’s share of the profit sharing contribution represents the ratio of the employee’s salary to the total salary expense of the Bank. Participants vest in the Bank’s discretionary profit sharing contributions based on years of service, with 100% vesting attained upon five years of service.  There were no profit sharing contributions for the years ended December 31, 2012, 2011 and 2010.

The Plan also includes a 401(k) feature.  Eligible participants may make salary deferral contributions of up to 100% of earnings subject to Internal Revenue Services limitations.  The Bank makes matching contributions equal to 50% of the participants’ contributions up to 6% of the participants’ earnings.  Participants are immediately vested in their salary deferral contributions, employer matching contributions and earnings thereon.  Bank contributions were $248,000, $260,000 and $263,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Group Term Replacement Plan
The Bank maintains the Group Term Replacement Plan to provide a death benefit to executives designated by the Compensation Committee of the Board of Directors.  The death benefits are funded through certain insurance policies that are owned by the Bank on the lives of the participating executives.  The Bank pays the life insurance premiums, which fund the death benefits from its general assets, and is the beneficiary of any death benefits exceeding any executive’s maximum dollar amount specified in his or her split-dollar endorsement policy.  The maximum dollar amount of each executive’s split-dollar death benefit equals three times the executive’s annual compensation less amount of pre-retirement life insurance benefit and three times final annual compensation post-retirement not to exceed a specified dollar amount.  For purposes of the plan, annual compensation includes an executive’s base compensation, commissions and cash bonuses earned under the Bank’s bonus plan.  Participation in the plan ceases if an executive is terminated for cause or the executive terminates employment for reasons other than death, disability or retirement.  If the Bank wishes to maintain the insurance after a participant’s termination in the plan, the Bank will be the direct beneficiary of the entire death proceeds of the insurance policies. Total expense recognized under this plan was $47,000, $40,000 and $89,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Executive Supplemental Retirement Agreements – Defined Benefit
The Bank maintains unfunded supplemental defined benefit retirement agreements with its directors and members of senior management.  These agreements provide for supplemental retirement benefits to certain executives based upon average annual compensation and years of service.  Entitlement of benefits commence upon the earlier of the executive’s termination of employment (other than for cause), at or after attaining age 65 or, depending on the executive, on the date when the executive’s years of service and age total 80 or 78.  Total expense incurred under these agreements for the years ended December 31, 2012, 2011 and 2010 was $725,000, $882,000 and $810,000, respectively.

Performance-Based Incentive Plan
The Bank has an incentive plan whereby all employees are eligible to receive a bonus tied to both the Company and individual performance.  Non-discretionary contributions to the plan require the approval of the Board of Directors’ Compensation Committee.  Total expense recognized was $339,000, $366,000 and $534,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Supplemental Executive Retirement Plan
The Bank maintains the Supplemental Executive Retirement Plan to provide restorative payments to executives, designated by the Board of Directors, who are prevented from receiving the full benefits of the Bank’s Profit Sharing and 401(k) Savings Plan and Employee Stock Ownership Plan.  The supplemental executive retirement plan also provides supplemental benefits to participants upon a change in control prior to the complete scheduled repayment of the ESOP loan.  For the years ended December 31, 2012, 2011 and 2010, the President and Chief Executive Officer was designated by the Board of Directors to participate in the plan.  Total expense incurred under this plan was $19,000, $11,000 and $11,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Employee Stock Ownership Plan
In September 2004, the Bank established an ESOP for the benefit of its eligible employees.  The Company provided a loan to the Savings Institute Bank and Trust Company Employee Stock Ownership Plan of $4.9 million which was used to purchase 492,499 shares of the Company’s outstanding stock.  The loan bears interest equal to 4.75% and provides for annual payments of interest and principal over the 15-year term of the loan.

In January 2011, the Company completed its public stock offering. At that time, the Company provided an additional loan to the Savings Institute Bank and Trust Employee Stock Ownership Plan of $3.1 million, which was used to purchase 392,670 shares of the Company's common stock. The new loan bears interest equal to 3.25% and provides for annual payments of interest and principal over the 20-year term of the loan.

At December 31, 2012, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2013	$455
2014	475
2015	495
2016	516
2017	539
Thereafter	3,120
Total	$5,600

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loans.  The loans are secured by the shares purchased, which are held in a suspense account for allocation among participants as the loans are repaid.  Shares held by the ESOP include the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(Dollars In Thousands)
Allocated	184,674	158,431
Committed to be allocated	48,637	48,637
Unallocated	556,438	605,075
Total shares	789,749	812,143
Fair value of unallocated shares	$6,399	$5,960

Total compensation expense recognized in connection with the ESOP was $543,000, $467,000 and $202,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Equity Incentive Plans
The Company's equity incentive plans consist of stock options and shares of restricted stock that may be granted to its employees, officers, directors and directors emeritus.  Both incentive stock options and non-statutory stock options may be granted under these plans.  The 2005 Equity Incentive Plan allows the Company to grant up to 552,891 stock options and 221,154 shares of restricted stock. The 2012 Equity Incentive Plan allows the Company to grant up to 504,794 stock options and 201,918 shares of restricted stock.  All options have a contractual life of ten years and vest equally over a period of five years beginning on the first anniversary of the date of grant.  Under the 2012 Equity Incentive Plan, both performance and time-based restricted stock awards may be granted under the plan. At December 31, 2012, a total of 150,290 stock options and 33,918 shares of restricted stock were available for future grants under the plans.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized share-based compensation expense related to the stock option and restricted stock awards of $189,000, $100,000 and $257,000, respectively.

The Company granted stock options totaling 412,500, 67,500 and 62,861 during the years ended December 31, 2012, 2011 and 2010, respectively. The number of shares granted during 2010 is reflective of the conversion exchange rate of 0.8981. The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected term (years)	10.00	10.00	10.00
Expected dividend yield	1.45%	1.70%	1.50%
Expected volatility	24.06%	39.27%	38.98%
Risk-free interest rate	1.86%	3.36%	3.70%
Fair value of options granted	$2.96	$4.04	$2.55

The expected term was based on the estimated life of the stock options.  The dividend yield assumption was based on the Company’s historical and expected dividend pay-outs.  The expected volatility represents the Company’s historical volatility.  The risk-free interest rate was based on the implied yields of U.S. Treasury zero-coupon issues for periods within the contractual life of the awards in effect at the time of the stock option grants.

The following is a summary of activity for the Company’s stock options for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	505,887	$10.47
Options granted	412,500	11.03
Options exercised	(1,796)	5.68
Options forfeited	(10,992)	10.40
Options outstanding at end of year	905,599	10.73	6.51
Options exercisable at end of year	407,682	11.06	2.97

There were 1,796 options exercised during the year ended December 31, 2012 and no options were exercised during the year ended December 31, 2011.  The intrinsic value of stock options outstanding and exercisable at December 31, 2012 was $764,000 and $247,000, respectively.  At December 31, 2012, there was $1.2 million of total unrecognized compensation costs related to outstanding stock options, which is expected to be recognized over a weighted average period of 2.5 years.

The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2012.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	7,184	$6.22
Restricted shares granted	168,000	11.01
Restricted shares vested	(2,082)	5.73
Unvested restricted shares at end of year	173,102	10.87

At December 31, 2012, there were 33,918 shares available for future grants.  The aggregate fair value of restricted stock awards that vested during the years ended December 31, 2012, 2011 and 2010 was $23,000, $15,000 and $281,000, respectively.  At December 31, 2012, there was $1.8 million of total unrecognized compensation costs related to unvested restricted stock awards granted under the incentive plans, which are expected to be recognized over a weighted average period of 2.7 years.

Bank-Owned Life Insurance
The Company has an investment in, and is the beneficiary of, life insurance policies on the lives of certain officers.  The purpose of these life insurance investments is to provide income through the appreciation in cash surrender value of the policies, which is used to offset the costs of various benefit and retirement plans.  The Company’s investment in bank-owned life insurance does not exceed the regulatory limitation of 25 percent of Tier 1 capital plus the allowance for loan and lease losses.  The aggregate cash surrender value of all policies owned by the Company amounted to $9.1 million and $9.0 million at December 31, 2012 and 2011, respectively. Income earned on these life insurance policies aggregated $284,000, $289,000 and $290,000 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recognized gains of $349,000 and $122,000 on death benefit proceeds received from a bank-owned life insurance policy during the years ended December 31, 2012 and 2011, respectively. There were no gains recognized on death benefit proceeds received during the year ended December 31, 2010.

OTHER COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
OTHER COMMITMENTS AND CONTINGENCIES

In the normal course of business, there are outstanding commitments and contingencies that are not reflected in the accompanying consolidated financial statements.  The Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized on the balance sheets.  The contractual amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

Loan Commitments and Letters of Credit
The contractual amounts of commitments to extend credit represent the amount of potential loss should the contract be fully drawn upon, the customer defaults and the value of any existing collateral be determined as worthless.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(In Thousands)
Commitments to extend credit:
Future loan commitments	$11,123	$31,211
Undisbursed construction loans	3,406	5,673
Undisbursed home equity lines of credit	23,019	23,172
Undisbursed commercial lines of credit	23,842	17,995
Overdraft protection lines	1,190	1,190
Standby letters of credit	611	34
Total commitments	$63,191	$79,275

Future loan commitments at December 31, 2012 and 2011 included fixed rate loan commitments of $10.6 million and $16.0 million, respectively, at interest rates ranging from 2.63% to 7.00% and 3.00% to 6.25%, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The Company evaluates each customer's creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include residential and commercial property, accounts receivable, inventory, property, plant and equipment, deposits and securities.

Undisbursed commitments under construction, home equity or commercial lines of credit are commitments for future extensions of credit to existing customers.  Total undisbursed amounts on lines of credit may expire without being fully drawn upon and therefore, do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Letters of credit are primarily issued to support public or private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.
Operating Lease Commitments
The Company leases certain of its branch offices and equipment under operating lease agreements that expire at various dates through 2028.  At December 31, 2012, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2013	$1,277
2014	1,275
2015	1,095
2016	929
2017	763
Thereafter	4,924
Total	$10,263

Certain leases contain options to extend for periods of 5 to 20 years.  The cost of such extensions is not included in the above amounts.  Rental expense charged to operations for cancelable and noncancelable operating leases was $1.3 million, $1.4 million and $1.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Legal Matters
Various legal claims arise from time to time in the normal course of business.  Management believes that the resolution of these matters will not have a material effect on the Company’s financial condition or results of operations.

Investment Commitments
The Bank is a limited partner in three SBICs and committed to contribute capital of $3.0 million to the limited partnerships.  The Bank recognized write-downs totaling $72,000 and $12,000 on its investment in the SBICs during the years ended December 31, 2011 and 2010, respectively.  There were no write-downs on the Bank's investment in SBICs during the year ended December 31, 2012. The SBICs, with a combined net book value of $1.3 million and $746,000 at December 31, 2012 and 2011, respectively, net of impairment charges and distributions are included in other assets. At December 31, 2012, the Bank’s remaining off-balance sheet commitment for capital investment in the SBICs was $934,000.

RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
RELATED PARTY TRANSACTIONS

Loans Receivable
In the normal course of business, the Bank grants loans to related parties.  Related parties include directors and certain officers of the Company and its subsidiaries and their immediate family members and respective affiliates in which they have a controlling interest.  These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with customers, and did not involve more than the normal risk of collectibility.  At December 31, 2012 and 2011, all related party loans were performing in accordance with their terms.

Changes in loans outstanding to such related parties during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Balance at beginning of year	$2,063	$2,038
Additions	362	247
Repayments	(477)	(222)
Balance at end of year	$1,948	$2,063

Deposits
Deposit accounts of directors, certain officers and other related parties aggregated $1.3 million and $1.2 million at December 31, 2012 and 2011, respectively.

REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Capital
REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.   Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items, as calculated under regulatory accounting practices.  The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to total assets (as defined).  As of December 31, 2012 and 2011, the Bank met the conditions to be classified as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events since then that management believes have changed the Bank’s regulatory category.  As a savings and loan holding company regulated by the FRB, the Company is not currently subject to any separate regulatory capital requirements. The Dodd-Frank Act, however, requires the FRB to promulgate consolidated capital requirements for depository institution holding companies that are no less stringent, quantitatively in terms of components of capital, than those applicable to institutions themselves. There is a five-year transition period before the capital requirements will apply to savings and loan holding companies.

The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 were as follows:

December 31, 2012	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$103,547	11.08%	$37,382	4.00%	$46,727	5.00%
Tier I Risk-based Capital Ratio	103,547	20.20	20,504	4.00	30,757	6.00
Total Risk-based Capital Ratio	109,751	21.41	41,009	8.00	51,262	10.00
Tangible Equity Ratio	103,547	11.08	14,018	1.50	N/A	N/A

December 31, 2011	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$101,574	10.86%	$37,412	4.00%	$46,765	5.00%
Tier I Risk-based Capital Ratio	101,574	21.09	19,265	4.00	28,897	6.00
Total Risk-based Capital Ratio	106,997	22.21	38,540	8.00	48,175	10.00
Tangible Equity Ratio	101,574	10.86	14,030	1.50	N/A	N/A

Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2012	2011
	(In Thousands)
Total capital per consolidated financial statements	$125,759	$130,517
Holding company equity not available for regulatory capital	(15,811)	(24,495)
Accumulated (gains) losses on available for sale securities	(1,619)	477
Intangible assets	(3,451)	(3,729)
Disallowed servicing asset	(100)	—
Disallowed deferred tax asset	(1,231)	(1,196)
Total tier 1 capital	103,547	101,574
Adjustments for total capital:
Allowance for loan and credit losses	6,204	5,423
Total capital per regulatory reporting	$109,751	$106,997

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of shareholders' equity on the balance sheet, such items along with net income are components of comprehensive income.

Components of other comprehensive income and related tax effects are as follows:

	Year Ended December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,905	$(647)	$1,258
Reclassification adjustment for gains realized in net income	(273)	93	(180)
Credit portion of OTTI losses recognized in net income	123	(42)	81
Noncredit portion of OTTI gains on available for sale securities	1,416	(482)	934
Unrealized holding gains on available for sale securities, net of taxes	3,171	(1,078)	2,093
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(8)	3	(5)
Other comprehensive income	$3,163	$(1,075)	$2,088

	Year Ended December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$3,058	$(1,040)	$2,018
Reclassification adjustment for gains realized in net income	(486)	165	(321)
Credit portion of OTTI losses recognized in net income	148	(50)	98
Noncredit portion of OTTI losses on available for sale securities	(1,730)	588	(1,142)
Unrealized holding gains on available for sale securities, net of taxes	990	(337)	653
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(333)	113	(220)
Other comprehensive income	$657	$(224)	$433

	Year Ended December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(87)	$29	$(58)
Reclassification adjustment for gains realized in net income	(878)	299	(579)
Credit portion of OTTI losses recognized in net income	492	(167)	325
Noncredit portion of OTTI gains on available for sale securities	1,554	(528)	1,026
Unrealized holding gains on available for sale securities, net of taxes	1,081	(367)	714
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(129)	44	(85)
Other comprehensive income	$952	$(323)	$629

The components of accumulated other comprehensive income (loss) included in shareholders’ equity are as follows:

	December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$2,876	$(977)	$1,899
Noncredit portion of OTTI losses on available for sale securities	(266)	90	(176)
Net unrealized loss on effective cash flow hedging derivative	(470)	160	(310)

Accumulated other comprehensive income	$2,140	$(727)	$1,413

	December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$1,121	$(381)	$740
Noncredit portion of OTTI losses on available for sale securities	(1,682)	572	(1,110)
Net unrealized loss on effective cash flow hedging derivative	(462)	157	(305)

Accumulated other comprehensive loss	$(1,023)	$348	$(675)

FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.
The following methods and assumptions were used by the Company in estimating fair value disclosures of its financial instruments:

◦	Cash and cash equivalents. The carrying amounts of cash and short-term instruments approximate the fair values based on the short-term nature of the assets.

◦
Securities available for sale.  Included in the available for sale category are both debt and equity securities.  The securities measured at fair value in Level 1 are based on quoted market prices in an active exchange market. Securities measured at fair value in Level 2 are based on pricing models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. The Company utilizes a nationally-recognized third-party pricing service to estimate fair value measurements for the majority of its portfolio.  The pricing service evaluates each asset class based on relevant market information considering observable data, but these prices do not represent binding quotes.  The fair value prices on all investments are reviewed for reasonableness by management.  Securities measured at fair value in Level 3 include collateralized debt obligations that are backed by trust preferred securities issued by banks, thrifts and insurance companies. Management determined that an orderly and active market for these securities and similar securities did not exist based on a significant reduction in trading volume and widening spreads relative to historical levels. The Company estimates future cash flows discounted using a rate management believes is representative of current market conditions.  Factors in determining the discount rate include the current level of deferrals and/or defaults, changes in credit rating and the financial condition of the debtors within the underlying securities, broker quotes for securities with similar structure and credit risk, interest rate movements and pricing for new issuances.

◦	Federal Home Loan Bank stock. The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

◦	Loans held for sale. The fair value of loans held for sale is estimated using quoted market prices.

◦
Loans receivable.  For variable rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values.  The fair value of fixed-rate loans are estimated by discounting the future cash flows using the rates at the end of the period in which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

◦	Accrued interest receivable. The carrying amount of accrued interest approximates fair value.

◦
Deposits.  The fair value of demand deposits, negotiable orders of withdrawal, regular savings, certain money market deposits and mortgagors’ and investors’ escrow accounts is the amount payable on demand at the reporting date.  The fair value of certificates of deposit and other time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities to a schedule of aggregated expected maturities on such deposits.

◦
Federal Home Loan Bank advances.  The fair value of the advances is estimated using a discounted cash flow calculation that applies current FHLB interest rates for advances of similar maturity to a schedule of maturities of such advances.

◦	Junior subordinated debt owed to unconsolidated trust. Rates currently available for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

◦
Interest rate swap agreements.  The fair value of the Company’s interest rate swaps are obtained from a third-party pricing service and are determined using a discounted cash flow analysis on the expected cash flows of the derivative.  The pricing analysis is based on observable inputs for the contractual term of the derivative, including the period to maturity and interest rate curves.

◦
Forward loan sale commitments and derivative loan commitments.  Forward loan sale commitments and derivative loan commitments are based on the fair values of the underlying mortgage loans, including the servicing rights for derivative loan commitments, and the probability of such commitments being exercised.  Significant management judgment and estimation is required in determining these fair value measurements.

◦
Off-balance sheet instruments.  Fair values for off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standings.

 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,035	$55,224	$—	$56,259
Government-sponsored enterprises	—	23,967	—	23,967
Mortgage-backed securities	—	78,733	—	78,733
Corporate debt securities	—	7,694	—	7,694
Collateralized debt obligations	—	—	4,396	4,396
Obligations of state and political subdivisions	—	5,414	—	5,414
Foreign government securities	—	50	—	50
Forward loan sale commitments and derivative loan commitments	—	—	17	17
Total assets	$1,035	$171,082	$4,413	$176,530

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$4	$4
Interest rate swap agreements	—	849	—	849
Total liabilities	$—	$849	$4	$853

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,051	$88,536	$—	$89,587
Government-sponsored enterprises	—	17,666	—	17,666
Mortgage-backed securities	—	97,870	—	97,870
Corporate debt securities	—	14,047	—	14,047
Collateralized debt obligations	—	—	2,917	2,917
Obligations of state and political subdivisions	—	6,766	—	6,766
Tax-exempt securities	—	71	—	71
Foreign government securities	—	75	—	75
Equity securities	1,815	—	—	1,815
Forward loan sale commitments and derivative loan commitments	—	—	82	82
Total assets	$2,866	$225,031	$2,999	$230,896

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$90	$90
Interest rate swap agreement	—	462	—	462
Total liabilities	$—	$462	$90	$552

The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2010	$2,780	$(21)
Total realized and unrealized gains included in net income	120	13
Total unrealized gains included in other comprehensive income	491	—
Sales	(474)	—
Balance at December 31, 2011	2,917	(8)
Total unrealized gains included in other comprehensive income	1,479	21
Balance at December 31, 2012	$4,396	$13

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The Company may also be required, from time to time, to measure certain other financial assets on a nonrecurring basis in accordance with generally accepted accounting principles.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2012 and 2011.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

	At December 31, 2012			At December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$1,616	$—	$—	$3,002
Other real estate owned	—	—	1,293	—	—	976
Total assets	$—	$—	$2,909	$—	$—	$3,978

The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Impaired loans	$367	$998	$800
Other real estate owned	28	175	326
Goodwill	—	—	37
Total assets	$395	$1,173	$1,163

The Company measures the impairment of loans that are collateral dependent based on the fair value of the collateral (Level 3).  The fair value of collateral used by the Company represents the amount expected to be received from the sale of the property, net of selling costs, as determined by an independent, licensed or certified appraiser using observable market data.  This data includes information such as selling price of similar properties, expected future cash flows or earnings of the subject property based on current market expectations and relevant legal, physical and economic factors.  The appraised values of collateral are adjusted as necessary by management based on unobservable inputs for specific properties. Losses applicable to write-downs of impaired loans are based on the appraised market value of the underlying collateral, assuming foreclosure of these loans is imminent.

The amount of other real estate owned represents the carrying value of the collateral based on the appraised value of the underlying collateral less estimated selling costs.  The loss on foreclosed assets represents adjustments in the valuation recorded during the time period indicated and not for losses incurred on sales.

In accordance with applicable accounting guidance, the Company evaluates its goodwill for impairment.  Based on this evaluation, no goodwill impairment was recorded during the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, goodwill related to the Company's Colchester, Connecticut branch acquisition was written down to its implied fair value.

Summary of Fair Values of Financial Instruments
The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are presented in the following table.  Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at December 31, 2012 or 2011.  The estimated fair value amounts for 2012 and 2011 have been measured as of their respective year-ends, and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.  The information presented should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only required for a limited portion of the Company's assets. Due to the wide range of valuation techniques and the degree of subjectivity used in making the estimate, comparisons between the Company's disclosures and those of other banks may not be meaningful.

As of December 31, 2012 and 2011, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$37,689	$37,689	$—	$—	$37,689
Available for sale securities	176,513	1,035	171,082	4,396	176,513
Loans held for sale	5,069	—	—	5,232	5,232
Loans receivable, net	685,163	—	—	703,925	703,925
Federal Home Loan Bank stock	8,078	—	—	8,078	8,078
Accrued interest receivable	3,215	—	—	3,215	3,215
Financial Liabilities:
Deposits	705,148	—	—	709,357	709,357
Mortgagors' and investors' escrow accounts	3,207	—	—	3,207	3,207
Federal Home Loan Bank advances	98,069	—	102,919	—	102,919
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,268	—	5,268
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	13	—	—	13	13
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Derivative loan commitments	3	—	—	3	3
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreements	849	—	849	—	849

	December 31, 2011
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$48,412	$48,412	$—	$—	$48,412
Available for sale securities	230,814	2,866	225,031	2,917	230,814
Loans held for sale	5,558	—	—	5,652	5,652
Loans receivable, net	618,626	—	—	629,142	629,142
Federal Home Loan Bank stock	8,388	—	—	8,388	8,388
Accrued interest receivable	3,539	—	—	3,539	3,539
Financial Liabilities:
Deposits	701,926	—	—	704,333	704,333
Mortgagors' and investors' escrow accounts	3,291	—	—	3,291	3,291
Federal Home Loan Bank advances	100,069	—	105,666	—	105,666
Junior subordinated debt owed to unconsolidated trust	8,248	—	4,399	—	4,399
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	78	—	—	78	78
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Forward loan sale commitments	90	—	—	90	90
Interest rate swap agreement	462	—	462	—	462

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative Financial Instruments
The Company has stand-alone derivative financial instruments in the form of interest rate swap agreements, which derive their value from underlying interest rates.  These transactions involve both credit and market risk.  The notional amounts are amounts on which calculations, payments and the value of the derivatives are based. Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such difference, which represents the fair value of the derivative instruments, is reflected on the Company’s balance sheets as other assets and other liabilities.
The Company is exposed to credit-related losses in the event of nonperformance by the counterparties to these agreements.  The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures and does not expect any counterparties to fail their obligations.

Derivative instruments are generally either negotiated over-the-counter contracts or standardized contracts executed on a recognized exchange.  Negotiated over-the-counter derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

Derivative Instruments Designated As Hedging Instruments
The Company uses long-term variable rate debt as a source of funds for use in the Company’s lending and investment activities and other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it is prudent to limit the variability of a portion of its interest payments and, therefore, generally hedges a portion of its variable-rate interest payments.  To meet this objective, management entered into an interest rate swap agreement, characterized as a cash flow hedge, whereby the Company receives variable interest rate payments determined by three-month LIBOR in exchange for making payments at a fixed interest rate.
At December 31, 2012 and 2011, the information pertaining to the outstanding interest rate swap agreement used to hedge variable rate debt is as follows:

	December 31,
	2012	2011
	(Dollars in Thousands)
Notional amount	$8,000	$8,000
Weighted average fixed pay rate	2.44%	2.44%
Weighted average variable receive rate	0.31%	0.55%
Weighted average maturity in years	3.0	4.0
Unrealized loss relating to interest rate swap	$470	$462

At December 31, 2012 and 2011, the unrealized loss related to the above mentioned interest rate swap was recorded as a derivative liability. Changes in the fair value of an interest rate swap designated as a hedging instrument of the variability of cash flows associated with long-term debt are reported in other comprehensive income. These amounts are subsequently reclassified into interest expense as a yield adjustment in the same period in which the related interest on the long-term debt affects earnings.

Risk management results for the years ended December 31, 2012 and 2011 related to the balance sheet hedging of long-term debt indicate that the hedge was 100% effective and that there was no component of the derivative instrument’s loss which was excluded from the assessment of hedge effectiveness.

The Company’s derivative contract contains a provision establishing a collateral requirement (subject to minimum collateral posting thresholds) based on the Company’s external credit rating.  If the Company’s junior subordinated debt rating was to fall below the level generally recognized as investment grade, the counterparty to such derivative contract could require additional collateral on the derivative transaction in a net liability position (after considering the effect of bilateral netting arrangements and posted collateral).  The Company had previously posted collateral of $600,000 in the normal course of business for a derivative instrument, with a credit-related contingent feature, that was in a net liability position at December 31, 2012 and 2011.

Derivative Instruments Not Designated As Hedging Instruments
Certain derivative instruments do not meet the requirements to be accounted for as hedging instruments.  These undesignated derivative instruments are recognized on the consolidated balance sheets at fair value, with changes in fair value recorded in other noninterest income.

Interest Rate Swap Agreement - During the first quarter of 2012, management entered into an interest rate swap agreement that does not meet the strict hedge accounting requirements of FASB's "Derivatives and Hedging" standard to manage the Company's exposure to interest rate movements and other identified risks. Changes in fair value of this instrument are recorded as a component of noninterest income. At December 31, 2012, information pertaining to the Company's interest rate swap agreement not designated as a hedge is as follows:

December 31, 2012
(Dollars in Thousands)
Notional amount	$15,000
Weighted average fixed pay rate	1.26%
Weighted average variable receive rate	0.35%
Weighted average maturity in years	4.0
Unrealized loss relating to interest rate swap	$379

The Company reported a loss in fair value on the interest rate swap not designated as a hedge of $379,000 in noninterest income for the year ended December 31, 2012.

Derivative Loan Commitments - Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  The Company enters into commitments to fund residential mortgage loans at specified times in the future, with the intention that these loans will subsequently be sold in the secondary market.  A mortgage loan commitment binds the Company to lend funds to a potential borrower at a specified interest rate and within a specified period of time, generally up to 60 days after inception of the rate lock.

Outstanding derivative loan commitments expose the Company to the risk that the price of the loans arising from exercise of the loan commitment might decline from inception of the rate lock to funding of the loan due to increases in mortgage interest rates.  If interest rates increase, the value of these loan commitments decrease. Conversely, if interest rates decrease, the value of these loan commitments increase.  The notional amount of undesignated mortgage loan commitments was $7.8 million and $9.1 million at December 31, 2012 and 2011, respectively.  At December 31, 2012 and 2011, the fair values of such commitments were a net asset of $10,000 and $78,000, respectively.

Forward Loan Sale Commitments - To protect against the price risk inherent in derivative loan commitments, the Company utilizes “mandatory delivery” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments.

With a “mandatory delivery” contract, the Company commits to deliver a certain principal amount of mortgage loans to an investor at a specified price on or before a specified date.  If the Company fails to deliver the amount of mortgages necessary to fulfill the commitment by the specified date, it is obligated to pay a “pair-off” fee, based on then-current market prices, to the investor to compensate the investor for the shortfall.

The Company expects that these forward loan sale commitments will experience changes in fair value opposite to the change in fair value of derivative loan commitments.  The notional amount of undesignated forward loan sale commitments was $5.9 million and $9.1 million at December 31, 2012 and 2011, respectively.  The fair value of such commitments was a net asset of $3,000 at December 31, 2012 and a net liability of $86,000 at December 31, 2011.

Interest Rate Risk Management - Derivative Instruments
The following table presents the fair values of derivative instruments as well as their classification on the consolidated balance sheets at December 31, 2012 and 2011.

		December 31, 2012		December 31, 2011
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
	(In Thousands)
Derivative designated as hedging instrument:

Interest rate swap	Other Liabilities	$8,000	$(470)	$8,000	(462)

Derivatives not designated as hedging instruments:

Interest rate swap	Other Liabilities	15,000	(379)	—	—
Derivative loan commitments	Other Assets	7,844	10	9,074	78
Forward loan sale commitments	Other Assets (Liabilities)	5,919	3	9,108	(86)

RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2012
Restrictions on Dividends, Loans and Advances [Abstract]
Restrictions on Dividends, Loans and Advances
RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES

Federal regulations place certain restrictions on dividends paid and loans or advances made by the Bank to the Company.  The total amount of dividends which may be declared in a given calendar year without regulatory approval is generally limited to the net income of the Bank for that year plus retained net income for the preceding two years.

At December 31, 2012 and 2011, the Bank’s retained earnings available for payment of dividends was $6.4 million and $5.6 million, respectively.  Accordingly, $103.5 million and $100.4 million of the Company’s equity in the net assets of the Bank were restricted at December 31, 2012 and 2011, respectively.

In addition, the Company is further restricted, under its junior subordinated debt obligation, from paying dividends to its shareholders if the Company has deferred interest payments or has otherwise defaulted on its junior subordinated debt obligation.

Under federal regulation, the Bank is also limited to the amount it may loan to the Company, unless such loans are collateralized by specific obligations.  Loans or advances to the Company by the Bank are limited to 10% of the Bank’s capital stock and surplus on a secured basis.  In addition, dividends paid by the Bank to the Company would be prohibited if the effect thereof, would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

COMMON STOCK REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
Common Stock Repurchase Program [Abstract]
Common Stock
COMMON STOCK REPURCHASE PROGRAM

The Company repurchases stock primarily to create economic value for its shareholders and to provide additional liquidity to the stock.

In accordance with applicable regulations, the Company could not repurchase shares of its common stock during the first year following the completion of its public offering and concurrent conversion in January 2011, except to fund equity benefit plans other than stock options, or, with prior regulatory approval, when extraordinary circumstances exist. The Company repurchased 547 shares of the Company's common stock withheld on behalf of plan participants to satisfy tax withholding obligations related to the vesting of restricted shares at a cost of $5,000 during the year ended December 31, 2011.

In May 2012, the Board of Directors approved a plan to repurchase up to 5%, or approximately 528,815 shares, of the Company’s common stock through open market purchases or privately negotiated transactions. Stock repurchases under the program are retired and reflected as a reduction in shareholders’ equity. As of December 31, 2012, the Company repurchased 465,788 shares at a cost of approximately $5.3 million under this plan.

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2012	2011
Assets:	(In Thousands)
Cash and cash equivalents	$9,591	$15,112
Available for sale securities	8,380	10,575
Investment in Savings Institute Bank and Trust Company	109,948	106,023
ESOP note receivable	5,600	6,035
Other assets	991	1,510
Total assets	$134,510	$139,255

Liabilities and Shareholders' Equity:
Liabilities	$8,751	$8,738
Shareholders' equity	125,759	130,517
Total liabilities and shareholders' equity	$134,510	$139,255

	Years Ended December 31,
Condensed Statements of Income	2012	2011	2010
	(In Thousands)
Interest and dividends on investments	$159	$248	$128
Other income	399	484	223
Total income	558	732	351

Operating expenses	758	1,275	492
Loss before income taxes and equity in undistributed net income	(200)	(543)	(141)

Income tax benefit	(35)	(185)	(136)
Loss before equity in undistributed net income of subsidiary	(165)	(358)	(5)

Equity in undistributed net income of subsidiary	1,283	2,775	3,008
Net income	$1,118	$2,417	$3,003

	Years Ended December 31,
Condensed Statements of Cash Flows	2012	2011	2010
	(In Thousands)
Cash flows from operating activities:
Net income	$1,118	$2,417	$3,003
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(1,283)	(2,775)	(3,008)
Excess tax benefit from share-based payment arrangements	(4)	(3)	—
Deferred income taxes	60	(104)	72
Other, net	163	(497)	(10)
Cash provided by (used in) operating activities	54	(962)	57

Cash flows from investing activities:
Purchase of available for sale securities	(1,907)	(8,277)	(4,900)
Proceeds from maturities of available for sale securities	2,069	2,000	4,000
Proceeds from sale of available for sale securities	2,025	2,300	10
Payments received on ESOP note receivable	435	421	290
Issuance of ESOP note receivable	—	(3,141)	—
Investment in subsidiary	499	(29,450)	493
Cash provided by (used in) investing activities	3,121	(36,147)	(107)

Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	—	—
Stock options exercised	10	—	—
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit from share-based payment arrangements	4	3	—
Net proceeds from common stock offering	—	51,099	(769)
Cash (used in) provided by financing activities	(8,696)	49,906	(1,218)

Net change in cash and cash equivalents	(5,521)	12,797	(1,268)

Cash and cash equivalents at beginning of year	15,112	2,315	3,583

Cash and cash equivalents at end of year	$9,591	$15,112	$2,315

QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
QUARTERLY DATA (UNAUDITED)

Quarterly results of operations for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$8,863	$8,862	$8,878	$9,221	$9,265	$9,451	$9,584	$9,520

Interest expense	2,322	2,368	2,392	2,551	2,638	2,815	2,932	2,992

Net interest and dividend income	6,541	6,494	6,486	6,670	6,627	6,636	6,652	6,528

Provision for loan losses	646	1,334	432	484	948	210	190	210

Net interest and dividend income after provision for loan losses	5,895	5,160	6,054	6,186	5,679	6,426	6,462	6,318

Noninterest income	2,398	1,232	2,326	2,761	2,885	2,697	2,896	2,649

Noninterest expenses	7,338	7,408	7,557	8,350	7,522	8,047	8,310	8,713

Income (loss) before income taxes	955	(1,016)	823	597	1,042	1,076	1,048	254

Income tax provision (benefit)	210	(316)	153	194	281	336	341	45

Net income (loss)	$745	$(700)	$670	$403	$761	$740	$707	$209

Earnings (loss) per share:
Basic	$0.08	$(0.07)	$0.07	$0.04	$0.08	$0.07	$0.07	$0.02
Diluted	$0.08	$(0.07)	$0.07	$0.04	$0.08	$0.07	$0.07	$0.02

Quarterly per share data may not add to annual data due to rounding

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

On March 5, 2013, the Company entered into a definitive merger agreement to acquire Newport Bancorp, Inc. Under the terms of the merger agreement, the shareholders of Newport Bancorp will have the right to elect to receive either $17.55 in cash or 1.5129 shares of SI Financial Group's common stock in exchange for each share of Newport Bancorp held by them, subject to certain conditions. The acquisition will add approximately $449.4 million in assets, $355.0 million in loans and $289.7 million in deposits before acquisition accounting adjustments, as well as six full-service banking offices. The Company anticipates the transaction will close in the third quarter of 2013, subject to shareholder and regulatory approvals.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company, its wholly-owned subsidiary, the Bank, and the Bank’s wholly-owned subsidiaries, 803 Financial Corp., SI Mortgage Company and SI Realty Company, Inc.  All significant intercompany accounts and transactions have been eliminated.

Basis of Accounting, Policy [Policy Text Block]
Basis of Financial Statement Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and general practices within the banking industry.  In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, as of the date of the balance sheets and reported amounts of revenues and expenses for the years presented.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, other-than-temporary impairment (“OTTI”) of securities, deferred income taxes and the impairment of long-lived assets.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain amounts in the Company’s consolidated financial statements have been reclassified to conform to the 2012 presentation. Such reclassifications had no effect on net income.
Significant Group Concentrations of Credit Risk, Policy [Policy Text Block]
Significant Group Concentrations of Credit Risk
A majority of the Company’s activities are with customers located within eastern Connecticut.  The Company does not have any significant concentrations in any one industry or customer.  See Notes 3 and 4 for details relating to the Company’s investment and lending activities.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents and Statements of Cash Flows
Cash and due from banks, federal funds sold and short-term investments with maturities at date of purchase of less than 90 days are recognized as cash equivalents in the statements of cash flows.  Federal funds sold generally mature in one day.  For purposes of reporting cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.  Cash flows from loans and deposits are reported on a net basis.  The Company maintains amounts due from banks and federal funds sold that, at times, may exceed federally insured limits.  The Company has not experienced any losses from such concentrations.

Fair Value Hierarchy, Policy [Policy Text Block]
Fair Value Hierarchy
The Company groups its assets and liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuation is based on quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuation is based on observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using unobservable inputs to pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Securities, Policy [Policy Text Block]
Securities
Management determines the appropriate classification of securities at the date individual securities are acquired, and the appropriateness of such classification is reassessed at each reporting date.

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities that are held principally for the purpose of trading in the near term are classified as “trading securities.”  Trading securities are carried at fair value, with unrealized gains and losses recognized in earnings.  Interest and dividends are included in net interest income.  Securities not classified as held to maturity or trading, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of taxes.

Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

At each reporting period, the Company evaluates securities with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other than temporary. The evaluation is based upon factors such as the creditworthiness of the issuers/guarantors, the underlying collateral, if applicable, and the continuing performance of the securities.  Management also evaluates other facts and circumstances that may be indicative of an OTTI condition, such as the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuers.  OTTI is required to be recognized if (1) the Company intends to sell the security; (2) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) for debt securities, the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. Marketable equity securities are evaluated for OTTI based on the severity and duration of the impairment and, if deemed to be other-than-temporary, the declines in fair value are reflected in earnings as realized losses.  For impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. For all other impaired debt securities, credit-related OTTI is recognized through earnings and noncredit-related OTTI is recognized in other comprehensive income, net of applicable taxes.  See Notes 3 and 15 for more details.

Federal Home Loan Bank Stock, Policy [Policy Text Block]
Federal Home Loan Bank Stock
The Bank, as a member of the Federal Home Loan Bank of Boston (“FHLB”), is required to maintain an investment in capital stock of the FHLB.  Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost.  At its discretion, the FHLB may declare dividends on its stock.  The stock is redeemable at par by the FHLB and the Company’s ability to redeem the shares owned is dependent on the redemption practices of the FHLB.  The Company reviews its investment in FHLB stock for impairment based on the ultimate recoverability of the cost basis in the FHLB stock.  No impairment charges were recognized for the years ended December 31, 2012, 2011 and 2010.

Loans Held-for-sale, Policy [Policy Text Block]
Loans Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of amortized cost or fair value, as determined by aggregate outstanding commitments from investors or current investor yield requirements.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains or losses on sales of mortgage loans are recognized based on the difference between the selling price and the carrying value of the related mortgage loans sold on the trade date and reported within mortgage banking activities on the accompanying consolidated statements of income.

Loans Receivable, Policy [Policy Text Block]
Loans Receivable
Loans receivable are stated at current unpaid principal balances, net of the allowance for loan losses and deferred loan origination fees and costs.  Management has the ability and intent to hold its loans receivable for the foreseeable future or until maturity or pay-off.

A loan is impaired when, based on current information and events, it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan by loan basis for residential and commercial mortgage loans and commercial business loans by either the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.  Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not typically identify individual consumer loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

The Company periodically may agree to modify the contractual terms of loans.  When a loan is modified and concessions have been made to the original contractual terms, such as reductions of interest rates or deferral of interest or principal payments, due to the borrower’s financial condition, the modification is considered a troubled debt restructuring (“TDR”).  All TDRs are initially classified as impaired.

Management considers all nonaccrual loans, with the exception of certain consumer loans, and TDRs to be impaired.  In most cases, loan payments less than 90 days past due are considered minor collection delays and the related loans are generally not considered impaired.

Allowance for Loan Losses, Policy [Policy Text Block]
Allowance for Loan Losses
The allowance for loan losses, a material estimate which could change significantly in the near-term, is established through a provision for loan losses charged to earnings to account for losses that are inherent in the loan portfolio and estimated to occur, and is maintained at a level that management considers adequate to absorb losses in the loan portfolio.  Loan losses are charged against the allowance for loan losses when management believes that the uncollectibility of the principal loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance for loan losses when received.  In the determination of the allowance for loan losses, management may obtain independent appraisals for significant properties, if necessary.

Management's judgment in determining the adequacy of the allowance is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  The allowance for loan losses is evaluated on a monthly basis by management and is based on the evaluation of the known and inherent risk characteristics and size and composition of the loan portfolio, the assessment of current economic and real estate market conditions, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, historical loan loss experience, the level of nonperforming loans, delinquencies, classified assets and loan charge-offs and evaluations of loans and other relevant factors.

The allowance for loan losses consists of the following key elements:

◦
Specific allowance for identified impaired loans.  For loans that are identified as impaired, an allowance is established when the present value of expected cash flows (or observable market price of the loan or fair value of the collateral if the loan is collateral dependent) of the impaired loan is lower than the carrying value of that loan.

◦
General valuation allowance.  The general component represents a valuation allowance on the remainder of the loan portfolio, after excluding impaired loans.  For this portion of the allowance, loans are segregated by category and assigned an allowance percentage based on historical loan loss experience adjusted for qualitative factors stratified by the following loan segments:  residential one- to four-family, multi-family and commercial real estate, construction, commercial business and consumer.   Management uses a rolling average of historical losses based on the time frame appropriate to capture relevant loss data for each loan segment.  This historical loss factor is adjusted for the following qualitative factors: levels/trends in delinquencies, classified loans and nonaccrual loans; level of loan charge-offs; trends in volume, nature and terms of loans; existence and effect of/or changes in the level of credit concentrations; effects of changes in risk selection, underwriting standards and other changes in lending policies, procedures and practices; experience/ability and depth of lending management and staff, national and local economic trends and conditions and impact on value of underlying collateral for collateral dependent loans.

The qualitative factors are determined based on the following various risk characteristics for each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential – One- to Four-Family – The Bank primarily originates conventional loans with loan-to-value ratios less than 95% and generally originates loans with loan-to-value ratios in excess of 80% only when secured by first liens on owner-occupied one- to four-family residences.  Loans with loan-to-value ratios in excess of 80% generally require private mortgage insurance or additional collateral. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower.  The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality of this segment.

Multi-family and Commercial – Loans in this segment are originated for the purpose of acquiring, developing, improving or refinancing multi-family and commercial real estate where the property is the primary collateral securing the loan, and the income generated from the property is the primary repayment source.  The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment.  Payments on loans secured by income-producing properties often depend on the successful operation and management of the properties. Management continually monitors the cash flows of these loans.

Construction – This segment includes loans to individuals, and to a lesser extent builders, to finance the construction of residential dwellings.  The Bank also originates construction loans for commercial development projects.  Upon the completion of construction, the loan generally converts to a permanent mortgage loan.  Credit risk is affected by cost overruns, time to sell at an adequate price and market conditions.

Commercial Business – Loans in this segment are made to businesses and are generally secured by assets of the business.  Repayment is expected from the cash flows of the business.  A weakened economy and reduced viability of the industry in which the customer operates will have a negative impact on the credit quality in this segment. To a lesser extent, the Bank provides financing for investors in the time share industry, which are secured by consumer receivables, and finances capital improvements for condominium associations, which are secured by the assigned rights to levy special assessments to condominium owners.

Consumer – Loans in this segment primarily include home equity lines of credit (representing both first and second liens), and indirect automobile loans and, to a lesser extent, loans secured by marketable securities, passbook or certificate accounts, motorcycles, automobiles and recreational vehicles, as well as unsecured loans.  Consumer loan collections depend on the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy.

In computing the allowance for loan losses, we do not assign a general valuation allowance to the Small Business Administration ("SBA") and United States Department of Agriculture ("USDA") loans that we purchase as such loans are fully guaranteed.  These loans are included in commercial business loans. See Note 4 for details.

The majority of the Company's loans are collateralized by real estate located in eastern Connecticut. To a lesser extent, certain commercial real estate loans are secured by collateral located outside of our primary market area. Accordingly, the collateral value of a substantial portion of the Company's loan portfolio and real estate acquired through foreclosure is susceptible to changes in market conditions.

Although management believes that it uses the best information available to establish the allowance for loan losses, future adjustments to the allowance for loan losses may be necessary and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used in making the determinations.  Furthermore, while management believes it has established the allowance for loan losses in conformity with U.S. generally accepted accounting principles, the regulatory agencies, in reviewing the loan portfolio, may request us to increase our allowance for loan losses based on judgments different from ours.  In addition, because future events affecting borrowers and collateral cannot be predicted with certainty, the existing allowance for loan losses may not be adequate or increases may be necessary should the quality of any loans deteriorate as a result of the factors discussed above.  Any material increase in the allowance for loan losses would adversely affect the Company’s financial condition and results of operations.

Interest and Fees on Loans, Policy [Policy Text Block]
Interest and Fees on Loans
Interest on loans is accrued and included in net interest income based on contractual rates applied to principal amounts outstanding.  Accrual of interest is discontinued when loan payments are 90 days or more past due, based on contractual terms, or when, in the judgment of management, collectibility of the loan or loan interest becomes uncertain.  Subsequent recognition of income occurs only to the extent payment is received subject to management's assessment of the collectibility of the remaining interest and principal.  A nonaccrual loan is restored to accrual status when it is no longer delinquent and collectibility of interest and principal is no longer in doubt and the borrower has made regular payments in accordance with the terms of the loan over a period of at least six months.  Interest collected on nonaccrual loans is recognized only to the extent cash payments are received, and may be recorded as a reduction to principal if the collectibility of the principal balance of the loan is unlikely.

Loan origination fees and direct loan origination costs are deferred, and the net amount is recognized as an adjustment of the related loan's yield utilizing the interest method over the contractual life of the loan.

Derivative Financial Instruments, Policy [Policy Text Block]
Derivative Financial Instruments
Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Interest Rate Swap Agreements - The Company uses interest rate swap agreements as part of its interest rate risk management strategy.  Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period.  The notional amount on which the interest payments are based is not exchanged.  The Company’s swap agreements are derivative instruments and convert a portion of the Company’s variable-rate debt to a fixed-rate.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk.  If periodic assessment indicates derivatives no longer provide an effective hedge, the derivative contracts would be closed out and settled, or classified as a trading activity. For cash flow hedges, the net settlement (upon close-out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt.  The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in noninterest income.

The Company has characterized one of its interest rate swaps as a cash flow hedge.  Cash flow hedges are used to minimize the variability in cash flows of assets or liabilities, or forecasted transactions caused by interest rate fluctuations, and are recorded at fair value in other assets or liabilities within the Company’s balance sheets. Changes in the fair value of these cash flow hedges are initially recorded as a component of other comprehensive income and subsequently reclassified into earnings when the hedged transaction affects earnings. The ineffective portion of the gain or loss on derivative instruments, if any, is recognized in earnings.

Cash flows resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged.

Certain derivative instruments do not meet the requirements to be accounted for as hedging instruments. These undesignated derivative instruments are recognized on the consolidated balance sheets at fair value, with changes in fair value recorded in other noninterest income. One of the Company's interest rate swap agreements is not designated as a hedge.

Derivative Loan Commitments - Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.

Forward Loan Sale Commitments - To protect against the price risk inherent in derivative loan commitments, the Company utilizes “mandatory delivery” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments.  Mandatory delivery contracts are accounted for as derivative instruments.  Mandatory delivery forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in noninterest income.  Subsequent to inception, changes in the fair value of the loan commitment are recognized based on changes in fair value of the underlying mortgage loan due to interest rate changes, changes in the probability the derivative loan commitment will be exercised and the passage of time.  In estimating fair value, the Company assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Transfer of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the transferred assets and no condition both constrains the transferee from taking advantage of that right and provides more than a trivial benefit for the transferor and (3) the transferor does not maintain effective control over the transferred assets through either (a) an agreement that both entitles and obligates the transferor to repurchase or redeem the assets before maturity or (b) the ability to unilaterally cause the holder to return specific assets.

During the normal course of business, the Company may transfer a portion of a financial asset, for example, a participation loan or the government guaranteed portion of a loan.  In order to be eligible for sales treatment, the transfer of the portion of the loan must meet the criteria of a participating interest.  If it does not meet the criteria of a participating interest, the transfer must be accounted for as a secured borrowing.  In order to meet the criteria for a participating interest, all cash flows from the loan must be divided proportionately, the rights of each loan holder must have the same priority, the loan holders must have no recourse to the transferor other than standard representations and warranties and no loan holder has the right to pledge or exchange the entire loan.

Other Real Estate Owned, Policy [Policy Text Block]
Other Real Estate Owned
Other real estate owned consists of properties acquired through, or in lieu of, loan foreclosure or other proceedings and is initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the properties are held for sale and are carried at the lower of carrying amount or fair value less estimated costs of disposal.  Any write-down to fair value at the time of acquisition is charged to the allowance for loan losses.  Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and a charge to operations is recorded as necessary to reduce the carrying amount to fair value less estimated costs to dispose.  Revenue and expense from the operation of other real estate owned and the provision to establish and adjust valuation allowances are included in noninterest expenses.  Costs relating to the development and improvement of the property are capitalized, subject to the limit of fair value of the collateral. Gains or losses are included in noninterest expenses upon disposal.  See Note 5 for additional details related to other real estate owned.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment
Land is carried at cost.  Premises and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is charged to operations using the straight-line method over the estimated useful lives of the related assets.  Leasehold improvements are amortized over the shorter of the estimated economic lives of the improvements or the expected lease terms.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.
The estimated useful lives of the assets are as follows:

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years

Gains and losses on dispositions are recognized upon realization.  Maintenance and repairs are expensed as incurred and improvements are capitalized.

Bank-owned Life Insurance, Policy [Policy Text Block]
Bank-owned Life Insurance
Bank-owned life insurance policies are presented on the consolidated balance sheets at cash surrender value. Changes in cash surrender value, as well as gains on the surrender of policies, are reflected in noninterest income on the consolidated statements of income and are not subject to income taxes.  See Note 11 for additional discussion.

Mortgage Servicing Assets, Policy [Policy Text Block]
Servicing
The Company services mortgage loans for others.  Mortgage servicing assets are recognized as separate assets at fair value when rights are acquired through purchase or retained through the sale of financial assets.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  Capitalized servicing rights are reported in other assets and are amortized into mortgage banking income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to the amortized cost. Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that the fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income.

Servicing fee income is recorded for fees earned for servicing loans, which is included in mortgage banking income.  The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets
Long-lived assets, including premises and equipment and certain identifiable intangible assets that are held and used by the Company, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  If impairment is indicated by that review, the asset is written down to its estimated fair value through a charge to earnings.

Cost Method Investments, Policy [Policy Text Block]
Other Investments
The Company is a limited partner in three Small Business Investment Companies (“SBICs”), which are licensed by the Small Business Administration.  They provide mezzanine financing and private equity investments to small companies which may not otherwise qualify for standard bank financing.  The Company records its investment in the SBICs at cost and evaluates its investment for impairment on a quarterly basis.  Impairment that is considered by management to be other-than-temporary, results in a write-down of the investment which is recognized as a charge to earnings.  See Note 12 regarding the Bank's investment in and outstanding capital commitments to the limited partnerships.

Trust Assets, Policy [Policy Text Block]
Trust Assets
Trust assets held in a fiduciary or agency capacity, other than trust cash on deposit at the Bank, are not included in these consolidated financial statements because they are not assets of the Company.  Trust fees are recognized on the accrual basis of accounting.

Related Party Transactions, Policy [Policy Text Block]
Related Party Transactions
Directors, officers and affiliates of the Company and the Bank have been customers of and have had transactions with the Bank, and it is expected that such persons will continue to have such transactions in the future. Management believes that all deposit accounts, loans, services and commitments comprising such transactions were made in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other customers who were not directors, officers or affiliates.  In the opinion of management, the transactions with related parties did not involve more than the normal risk of collectibility, favored treatment or terms or present other unfavorable features.  See Note 13 for details regarding related party transactions.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]
Employee Stock Ownership Plan
The loans to the Employee Stock Ownership Plan ("ESOP") are repaid from the Bank’s contributions to the ESOP and dividends payable on common stock held by the ESOP over an initial period of 15 years for the first loan and 20 years for the second loan.  Unearned compensation applicable to the ESOP is reflected as a reduction of shareholders’ equity on the consolidated balance sheets. Compensation expense is recognized as ESOP shares are committed to be released and is based on the average fair market value of the shares during the period.  The difference between the average fair value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital. Unallocated ESOP shares are not considered outstanding for calculating earnings per share.  Dividends paid on allocated ESOP shares are charged to retained earnings and dividends paid on unallocated ESOP shares are used to satisfy debt service.  See Note 11 for additional discussion.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Equity Incentive Plan
The Company measures and recognizes compensation cost relating to share-based compensation based on the grant date fair value of the equity instruments issued.  Share-based compensation is recognized on a straight-line basis over the period of service or performance for the award.   Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted based on actual forfeiture experience.  The fair value of each restricted stock allocation, equal to the market price at the date of grant, is recorded as unearned restricted shares.  The fair value of each stock option award is determined on the date of grant using the Black-Scholes option pricing model, which includes several assumptions such as expected volatility, dividends, term and risk-free rate for each stock option award.  See Note 11 for additional discussion.

Income Tax, Policy [Policy Text Block]
Income Taxes
Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company exercises significant judgment in evaluating the amount and timing of recognition of the resulting tax assets and liabilities.  These judgments require the Company to make projections of future taxable income.  These judgments and estimates, which are inherently subjective, are reviewed periodically as regulatory and business factors change.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company does not have any uncertain tax positions which require accrual or disclosure at December 31, 2012 or 2011.  In accordance with the provisions of applicable accounting guidance, in future periods, the Company may record a liability for unrecognized tax benefits related to the recognition, derecognition or change in measurement of a tax position as a result of new tax positions, changes in management’s judgment about the level of uncertainty of existing tax positions, expiration of open income tax returns due to the statutes of limitation, status of examinations and litigation and legislative activity.  The Company has elected to report future interest and penalties related to unrecognized tax benefits, if any, as income tax expense in the Company’s consolidated statements of income.  No interest or penalties were recorded for the years ended December 31, 2012, 2011 and 2010.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock.  Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid-in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities and certain cash flow hedges, are reported as a separate component of shareholders’ equity, such items, along with net income, are components of comprehensive income.  See Note 15 for components of other comprehensive income and the related tax effects.
Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of shareholders' equity on the balance sheet, such items along with net income are components of comprehensive income.

Stockholders' Equity, Policy [Policy Text Block]
The Company is chartered in the state of Maryland. Maryland law does not provide for treasury shares, rather shares repurchased by the Company constitute authorized but unissued shares. Accounting principles generally accepted in the United States of America state that accounting for treasury stock shall conform to state law. Therefore, the cost of shares repurchased by the Company has been allocated to common stock and retained earnings balances.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share
Basic earnings per share is calculated by dividing the net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Unvested restricted shares are considered outstanding in the computation of basic earnings per share since the shares participate in dividends and the rights to the dividends are non-forfeitable.  Diluted earnings per share is computed in a manner similar to basic earnings per share except that the weighted average number of common shares outstanding is increased to include the incremental common shares (as computed using the treasury stock method) that would have been outstanding if all potentially dilutive common stock equivalents were issued during the period.  The Company’s common stock equivalents relate solely to stock options.  Repurchased common shares and unallocated common shares held by the Bank's ESOP are not deemed outstanding for earnings per share calculations.

Anti-dilutive shares are common stock equivalents with weighted average exercise prices in excess of the weighted average market value for the periods presented, and are not considered in diluted earnings per share calculations. The Company had 323,011, 443,026 and 420,200 anti-dilutive common shares outstanding for the years ended December 31, 2012, 2011 and 2010, respectively. The computation of earnings per share is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Share Amounts)

Net income	$1,118	$2,417	$3,003
Weighted average common shares outstanding:
Basic	9,730,797	9,988,322	10,302,201
Effect of dilutive stock options	24,895	20,538	2,615
Diluted	9,755,692	10,008,860	10,304,816

Earnings per share:
Basic	$0.11	$0.24	$0.29
Diluted	$0.11	$0.24	$0.29

Segment Reporting, Policy [Policy Text Block]
Business Segment Reporting
Public companies are required to report (i) certain financial and descriptive information about “reportable operating segments,” as defined, and (ii) certain enterprise-wide financial information about products and services, geographic areas and major customers.  An operating segment is a component of a business for which separate financial information is available and evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and evaluate performance.  The Company’s operations are limited to financial services provided within the framework of a community bank, and decisions are generally based on specific market areas and or product offerings.  Accordingly, based on the financial information presently evaluated by the Company’s chief operating decision-maker, the Company’s operations are aggregated in one reportable operating segment.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	Advertising Costs Advertising costs are expensed as incurred.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements - In May 2011, the Financial Accounting Standards Board ("FASB") amended its standard related to fair value measurement and disclosure requirements in accordance with GAAP and International Financial Reporting Standards. The amendments (1) change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurement, (2) clarify the intent of the application of existing fair value measurement requirements and (3) change the requirements for measuring fair value and for disclosing information about fair value. The amendments are not intended to change the application of existing requirements for fair value measurement. The amendments should be applied prospectively effective during the first interim and annual periods beginning after December 15, 2011. The adoption of these amendments did not have a material impact on the Company's consolidated financial statements.

Testing of Goodwill for Impairment - In September 2011, the FASB amended its standard related to how entities test goodwill for impairment. Under this amendment, an entity is now permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. Under this amendment, an entity is no longer permitted to carry forward its detailed calculation of a reporting unit's fair value from a prior year. The amendments in this update were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.
Disclosures about Offsetting Assets and Liabilities - In December 2011, the FASB amended its standard related to disclosure requirements for offsetting assets and liabilities. Under this amendment, an entity will be required to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments in this update are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by these amendments retrospectively for all comparative periods presented. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities - In January 2013, the FASB issued amendments to clarify that the scope of Disclosures about Offsetting Assets and Liabilities applies to derivatives accounted for in accordance with Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in accordance with applicable guidance or subject to an enforceable master netting arrangement or similar agreement. The amendments in this update are effective for fiscal years beginning on or after
January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income - In February 2012, the FASB issued an amendment to improve the transparency of reporting these reclassifications by requiring an organization to 1) present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income and 2) cross-reference to other disclosures currently required under GAAP for other reclassification items to be reclassified directly to net income in their entirety in the same reporting period. The amendments are effective for reporting periods beginning after December 15, 2012 with early adoption permitted. The adoption of this amendment is not expected to have a material impact on the Company's consolidated financial statements.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Land	$2,098	$2,098
Buildings	7,052	6,660
Leasehold improvements	7,563	7,822
Furniture and equipment	10,867	12,272
Construction in process	84	20
	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$11,216	$12,651

Schedule of Earnings Per Share, Basic and Diluted
The computation of earnings per share is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands, Except Share Amounts)

Net income	$1,118	$2,417	$3,003
Weighted average common shares outstanding:
Basic	9,730,797	9,988,322	10,302,201
Effect of dilutive stock options	24,895	20,538	2,615
Diluted	9,755,692	10,008,860	10,304,816

Earnings per share:
Basic	$0.11	$0.24	$0.29
Diluted	$0.11	$0.24	$0.29

SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2012 and 2011 are as follows:

	December 31, 2012
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$55,027	$1,255	$(23)	$56,259
Government-sponsored enterprises	23,388	579	—	23,967
Mortgage-backed securities:(2)
Agency - residential	69,399	2,211	(66)	71,544
Non-agency - residential	4,784	52	(124)	4,712
Non-agency - HELOC	2,555	—	(78)	2,477
Corporate debt securities	7,555	188	(49)	7,694
Collateralized debt obligations	5,993	—	(1,597)	4,396
Obligations of state and political subdivisions	5,152	262	—	5,414
Foreign government securities	50	—	—	50
Total available for sale securities	$173,903	$4,547	$(1,937)	$176,513

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2011
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$88,917	$770	$(100)	$89,587
Government-sponsored enterprises	17,204	462	—	17,666
Mortgage-backed securities:(2)
Agency - residential	85,552	3,070	(178)	88,444
Non-agency - residential	7,766	21	(899)	6,888
Non-agency - HELOC	3,097	—	(559)	2,538
Corporate debt securities	14,094	240	(287)	14,047
Collateralized debt obligations	6,275	—	(3,358)	2,917
Obligations of state and political subdivisions	6,488	278	—	6,766
Tax-exempt securities	70	1	—	71
Foreign government securities	75	—	—	75
Total debt securities	229,538	4,842	(5,381)	228,999

Equity securities:
Equity securities - financial services	228	1	(24)	205
Equity securities - other	1,609	96	(95)	1,610
Total equity securities	1,837	97	(119)	1,815
Total available for sale securities	$231,375	$4,939	$(5,500)	$230,814

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2012 are presented below.  Actual maturities of mortgage-backed securities ("MBS") may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.  Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,382	$8,484
After 1 but within 5 years	25,699	26,475
After 5 but within 10 years	17,223	17,426
After 10 years	45,861	45,395
	97,165	97,780
Mortgage-backed and asset-backed securities	76,738	78,733
Total debt securities	$173,903	$176,513

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Gross gains on sales	$798	$589	$1,096
Gross losses on sales	(525)	(103)	(218)
Net gain on sale of securities	$273	$486	$878

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2012:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$—	$—	$1,367	$23	$1,367	$23
Mortgage-backed securities:
Agency - residential	6,923	37	1,404	29	8,327	66
Non-agency - residential	1,926	8	1,417	116	3,343	124
Non-agency - HELOC	—	—	2,477	78	2,477	78
Corporate debt securities	—	—	946	49	946	49
Collateralized debt obligations	—	—	4,396	1,597	4,396	1,597
Total	$8,849	$45	$12,007	$1,892	$20,856	$1,937

	Less Than 12 Months		12 Months Or More		Total
December 31, 2011:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$32,390	$94	$415	$6	$32,805	$100
Mortgage-backed securities:
Agency - residential	8,241	111	1,969	67	10,210	178
Non-agency - residential	—	—	5,305	899	5,305	899
Non-agency - HELOC	—	—	2,538	559	2,538	559
Corporate debt securities	3,482	234	946	53	4,428	287
Collateralized debt obligations	—	—	2,917	3,358	2,917	3,358
Equity securities - financial services	169	24	—	—	169	24
Equity securities - other	708	95	—	—	708	95
Total	$44,990	$558	$14,090	$4,942	$59,080	$5,500

Non-agency Mortgage-Backed Securities Rated Below Investment Grade
The following table details the Company’s non-agency residential mortgage-backed securities that were rated below investment grade at December 31, 2012.

Security	Class (1)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (2)	Total Credit- Related OTTI (3)	Credit Support Coverage Ratios (4)
(Dollars in Thousands)
MBS 1	SSNR, AS	$1,533	$—	$(116)	$1,417	D	$197	0.00
MBS 2	PT, AS	198	4	—	202	CCC	—	0.24
		$1,731	$4	$(116)	$1,619		$197

(1) Class definitions:  PT - Pass Through, AS - Accelerated, and SSNR - Super Senior.
(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.
(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline.  The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$1,207	$1,093	$1,787
Reduction for securities transferred to trading during period	—	—	(1,186)
Amounts related to credit losses for which OTTI losses were not previously recognized	—	148	—
Additional credit losses for which OTTI losses were previously recognized	123	—	492
Reduction for permanent loss in value of securities during the period	(1,071)	—	—
Reduction for securities sold during the period (realized)	—	(34)	—
Balance at end of year	$259	$1,207	$1,093

Collateralized Debt Obligations Rated Below Investment Grade
The following table details the Company’s collateralized debt obligations that were rated below investment grade at December 31, 2012.

Security	Class	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (1)	Total Credit- Related OTTI (2)	% of Current Performing Collateral Coverage
(Dollars in Thousands)
CDO 1	B1	$1,000	$—	$(628)	$372	CCC-	$—	118.6
CDO 2	B3	1,000	—	(612)	388	CCC-	—	118.6
CDO 3	A2	2,578	—	(150)	2,428	B-	62	121.0
CDO 4	A1	1,415	—	(207)	1,208	BB-	—	159.3
		$5,993	$—	$(1,597)	$4,396		$62

(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Composition of the Company's loan portfolio
The composition of the Company's loan portfolio at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$230,664	$247,426
Multi-family and commercial	201,951	158,384
Construction	3,284	12,290
Total real estate loans	435,899	418,100

Commercial business loans:
SBA and USDA guaranteed	148,385	127,359
Other	65,142	40,442
Total commercial business loans	213,527	167,801

Consumer loans:
Home equity	28,375	27,425
Indirect automobile	9,652	5,733
Other	2,353	2,824
Total consumer loans	40,380	35,982

Total loans	689,806	621,883

Deferred loan origination costs, net of fees	1,744	1,713
Allowance for loan losses	(6,387)	(4,970)
Loans receivable, net	$685,163	$618,626

Allowance for Credit Losses on Financing Receivables
Changes in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2009	$1,028	$2,443	$221	$906	$293	$4,891
Provision for loan losses	171	464	136	47	84	902
Loans charged-off	(285)	(221)	(293)	(166)	(50)	(1,015)
Recoveries of loans previously charged-off	1	14	—	3	3	21
Balance at December 31, 2010	915	2,700	64	790	330	4,799
Provision for loan losses	530	228	15	588	197	1,558
Loans charged-off	(686)	(606)	(83)	(267)	(84)	(1,726)
Recoveries of loans previously charged-off	—	15	284	37	3	339
Balance at December 31, 2011	759	2,337	280	1,148	446	4,970
Provision (credit) for loan losses	561	1,818	(258)	556	219	2,896
Loans charged-off	(299)	(1,267)	—	—	(251)	(1,817)
Recoveries of loans previously charged-off	104	140	—	31	63	338
Balance at December 31, 2012	$1,125	$3,028	$22	$1,735	$477	$6,387

Additional Information on Allowance for Credit Losses on Financing Receivables
Further information pertaining to the allowance for loan losses at December 31, 2012 and 2011 is as follows:

December 31, 2012	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$454	$88	$—	$39	$—	$581
Allowance for loans individually or collectively evaluated and not deemed to be impaired	671	2,940	22	1,696	477	5,806
Total loan loss allowance	$1,125	$3,028	$22	$1,735	$477	$6,387

Loans individually evaluated and deemed to be impaired	$6,991	$5,873	$—	$618	$361	$13,843
Loans individually or collectively evaluated and not deemed to be impaired	223,673	196,078	3,284	212,909	40,019	675,963
Total loans	$230,664	$201,951	$3,284	$213,527	$40,380	$689,806

December 31, 2011	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$33	$107	$—	$105	$—	$245
Allowance for loans individually or collectively evaluated and not deemed to be impaired	726	2,230	280	1,043	446	4,725
Total loan loss allowance	$759	$2,337	$280	$1,148	$446	$4,970

Loans individually evaluated and deemed to be impaired	$5,590	$8,650	$—	$654	$316	$15,210
Loans individually or collectively evaluated and not deemed to be impaired	241,836	149,734	12,290	167,147	35,666	606,673
Total loans	$247,426	$158,384	$12,290	$167,801	$35,982	$621,883

Past Due Loans Receivables
The following represents an aging of loans at December 31, 2012 and 2011:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$3,245	$1,725	$3,285	$8,255	$222,409	$230,664
Multi-family and commercial	4,149	—	1,266	5,415	196,536	201,951
Construction	—	—	—	—	3,284	3,284
Commercial Business:
SBA and USDA guaranteed	5,014	1,087	—	6,101	142,284	148,385
Other	—	—	541	541	64,601	65,142
Consumer:
Home equity	216	—	361	577	27,798	28,375
Indirect automobile	19	—	—	19	9,633	9,652
Other	21	—	—	21	2,332	2,353
Total	$12,664	$2,812	$5,453	$20,929	$668,877	$689,806

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,065	$995	$3,835	$8,895	$238,531	$247,426
Multi-family and commercial	292	—	1,703	1,995	156,389	158,384
Construction	—	—	—	—	12,290	12,290
Commercial Business:
SBA and USDA guaranteed	2,729	327	—	3,056	124,303	127,359
Other	—	—	623	623	39,819	40,442
Consumer:
Home equity	—	—	269	269	27,156	27,425
Indirect automobile	—	—	—	—	5,733	5,733
Other	124	—	—	124	2,700	2,824
Total	$7,210	$1,322	$6,430	$14,962	$606,921	$621,883

Impaired Financing Receivables
The following is a summary of impaired and nonaccrual loans at December 31, 2012 and 2011:

	Impaired Loans
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,866	$4,013	$—	$3,855
Multi-family and commercial	4,407	4,407	—	1,522
Commercial business - Other	546	546	—	470
Consumer - Home equity	361	435	—	366
Total impaired loans without valuation allowance	9,180	9,401	—	6,213

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	3,125	3,125	454	1,133
Multi-family and commercial	1,466	1,556	88	236
Commercial business - Other	72	72	39	72
Total impaired loans with valuation allowance	4,663	4,753	581	1,441
Total impaired loans	$13,843	$14,154	$581	$7,654

	Impaired Loans
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$5,232	$5,536	$—	$5,232
Multi-family and commercial	4,757	5,215	—	3,795
Commercial business - Other	31	31	—	31
Consumer	316	331	—	316
Total impaired loans without valuation allowance	10,336	11,113	—	9,374

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	358	358	33	358
Multi-family and commercial	3,893	3,983	107	236
Commercial business - Other	623	623	105	623
Total impaired loans with valuation allowance	4,874	4,964	245	1,217
Total impaired loans	$15,210	$16,077	$245	$10,591

Additional Information Related to Impaired Loans
Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)
Year Ended December 31, 2012
Residential - 1 to 4 family	$6,113	$151	$126
Multi-family and commercial	8,048	260	32
Commercial business - Other	602	4	2
Consumer - Home equity	413	4	4
Total	$15,176	$419	$164

Year Ended December 31, 2011
Residential - 1 to 4 family	$5,739	$64	$29
Multi-family and commercial	8,035	312	—
Commercial business - Other	421	—	—
Consumer - Home equity	196	—	—
Total	$14,391	$376	$29

Year Ended December 31, 2010
Residential - 1 to 4 family	$2,979	$5	$5
Multi-family and commercial	3,169	155	—
Construction	316	—	—
Commercial business - Other	165	5	5
Total	$6,629	$165	$10

Financing Receivable Credit Quality Indicators
The following tables present the Company’s loans by risk rating at December 31, 2012 and 2011.

December 31, 2012	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$222,262	$723	$7,679	$—	$—	$230,664
Multi-family and commercial	—	185,141	5,321	11,489	—	—	201,951
Construction	—	3,284	—	—	—	—	3,284
Total real estate loans	—	410,687	6,044	19,168	—	—	435,899

Commercial business loans:
SBA and USDA guaranteed	148,385	—	—	—	—	—	148,385
Other	—	61,047	3,399	696	—	—	65,142
Total commercial business loans	148,385	61,047	3,399	696	—	—	213,527

Consumer loans:
Home equity	—	27,960	—	415	—	—	28,375
Indirect automobile	—	9,652	—	—	—	—	9,652
Other	—	2,353	—	—	—	—	2,353
Total consumer loans	—	39,965	—	415	—	—	40,380

Total loans	$148,385	$511,699	$9,443	$20,279	$—	$—	$689,806

December 31, 2011	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$240,904	$769	$5,753	$—	$—	$247,426
Multi-family and commercial	—	135,859	8,699	13,826	—	—	158,384
Construction	—	11,707	583	—	—	—	12,290
Total real estate loans	—	388,470	10,051	19,579	—	—	418,100

Commercial business loans:
SBA and USDA guaranteed	127,359	—	—	—	—	—	127,359
Other	—	34,788	3,977	1,677	—	—	40,442
Total commercial business loans	127,359	34,788	3,977	1,677	—	—	167,801

Consumer loans:
Home equity	—	27,109	—	316	—	—	27,425
Indirect automobile	—	5,733	—	—	—	—	5,733
Other	—	2,824	—	—	—	—	2,824
Total consumer loans	—	35,666	—	316	—	—	35,982

Total loans	$127,359	$458,924	$14,028	$21,572	$—	$—	$621,883

Loans Modified as Troubled Debt Restructurings
The following table provides information on loans modified as a TDR during the years ended December 31, 2012 and 2011.

	For Years Ended December 31,
	2012			2011
			Allowance for			Allowance for
	Number	Recorded	Loan Losses	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Residential - 1 to 4 family	16	$2,507	$296	—	$—	$—
Multi-family and commercial	1	77	—	3	2,130	12
Total	17	$2,584	$296	3	$2,130	$12

Troubled Debt Restructurings on Financing Receivables
The following table provides the recorded investment, by type of modification, for loans identified as TDRs and modified during the years ended December 31, 2012 and 2011.

	Years Ended December 31,
	2012	2011
	(In Thousands)
Interest rate adjustments	$917	$—
Principal deferrals (1)	—	443
Combination of rate and payment (2)	869	1,687
Combination of rate and maturity (3)	721	—
Maturity only	77	—
Total	$2,584	$2,130

(1) Terms of modification include temporary interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(3) Terms include combination of interest rate adjustments and extensions of maturity.

Schedule of Servicing Assets at Amortized Value
The following summarizes mortgage servicing rights capitalized and amortized.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$1,177	$977	$740
Additions	427	460	439
Amortization	(291)	(260)	(202)
Balance at end of year	$1,313	$1,177	$977
Fair value of mortgage servicing assets	$1,349	$1,462	$1,456

OTHER REAL ESTATE OWNED Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned [Abstract]
Other Real Estate Owned [Table Text Block]
A summary of expenses applicable to other real estate operations for the years ended December 31, 2012, 2011 and 2010, is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Net loss from sales or write-downs of other real estate owned, net	$60	$236	$534
Other real estate expense, net of rental income	441	540	296
Expense from other real estate operations, net	$501	$776	$830

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2012 and 2011 are summarized as follows:

	December 31,
	2012	2011
	(In Thousands)
Land	$2,098	$2,098
Buildings	7,052	6,660
Leasehold improvements	7,563	7,822
Furniture and equipment	10,867	12,272
Construction in process	84	20
	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$11,216	$12,651

GOODWILL AND OTHER INTANGIBLES GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$4,094	$4,094	$4,131
Impairment	—	—	(37)
Disposal of SI Trust Servicing	(643)	—	—
Balance at end of year	$3,451	$4,094	$4,094

Schedule of Finite-Lived Intangible Assets
Core deposit intangibles are summarized as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Core deposit intangible	$159	$159
Accumulated amortization	(159)	(148)
Core deposit intangible, net	$—	$11

DEPOSITS DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule Of Deposits
A summary of deposit balances, by type, at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(In Thousands)
Noninterest-bearing demand deposits	$89,834	$85,958

Interest-bearing accounts:
Business checking	2	—
NOW and money market accounts	300,050	306,002
Savings accounts	38,026	37,329
Certificates of deposit (1)	277,236	272,637
Total interest-bearing accounts	615,314	615,968
Total deposits	$705,148	$701,926

(1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.

Schedule Of Time Deposits Maturities
Contractual maturities of certificates of deposit as of December 31, 2012 are summarized below (in thousands).

2013	$135,113
2014	56,675
2015	49,568
2016	15,418
2017	14,293
Thereafter	6,169
Total certificates of deposit	$277,236

Schedule of Deposit Interest Expense
A summary of interest expense, by account type, for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
NOW and money market accounts	$627	$1,294	$1,618
Savings accounts (1)	106	197	295
Certificates of deposit (2)	5,286	5,771	7,524
Total	$6,019	$7,262	$9,437

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2012 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2013	$21,000	$—	$21,000
2014	24,000	—	24,000
2015	26,069	—	26,069
2016	18,000	—	18,000
2017 (1)	5,000	—	5,000
Thereafter (2)	4,000	8,248	12,248
Total	$98,069	$8,248	$106,317
Weighted average rate	3.25%	4.14%	3.32%

(1) Includes FHLB advance of $3.0 million that is callable during 2013.
(2) Includes FHLB advance of $2.0 million that is callable during 2013.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current income tax provision:
Federal	$1,338	$108	$1,648
State	3	4	20
Total current income tax provision	1,341	112	1,668

Deferred income tax (benefit) provision:
Federal	(1,100)	891	(355)
Total deferred income tax (benefit) provision	(1,100)	891	(355)
Total income tax provision	$241	$1,003	$1,313

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of income is as follows:

	Years Ended December 31,
	2012	2011	2010
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$462	$1,162	$1,467
Increase (decrease) resulting from:
Dividends received deduction	(2)	(13)	(3)
Bank-owned life insurance	(215)	(139)	(99)
Tax-exempt income	(26)	(39)	(13)
Compensation and employee benefit plans	81	35	61
Nondeductible expenses	5	8	6
Tax credits/adjustments	(63)	—	—
Change in valuation allowance	—	—	(90)
State taxes, net of federal tax benefit	2	2	13
Other	(3)	(13)	(29)
Total income tax provision	$241	$1,003	$1,313

Effective tax rate	17.8%	29.3%	30.4%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,303	$1,852
Unrealized losses on available for sale securities	659	1,870
Depreciation of premises and equipment	765	572
Other-than-temporary impairment	452	435
Impairment - long lived asset	133	—
Charitable contribution carry-forward	14	153
Deferred compensation	2,313	2,064
Employee benefit plans	380	348
Capital loss carry-forward	65	—
Interest receivable on nonaccrual loans	159	107
Deferred other real estate owned expenses	38	137
Net unrealized loss on derivative instruments	284	159
Other	290	205
Total deferred tax assets	7,855	7,902
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,806	7,853

Deferred tax liabilities:
Unrealized gains on available for sale securities	1,546	1,679
Goodwill and other intangibles	330	319
Deferred loan costs	844	841
Mortgage servicing asset	447	400
Total deferred tax liabilities	3,167	3,239
Deferred tax asset, net	$4,639	$4,614

BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2012, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2013	$455
2014	475
2015	495
2016	516
2017	539
Thereafter	3,120
Total	$5,600

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(Dollars In Thousands)
Allocated	184,674	158,431
Committed to be allocated	48,637	48,637
Unallocated	556,438	605,075
Total shares	789,749	812,143
Fair value of unallocated shares	$6,399	$5,960

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected term (years)	10.00	10.00	10.00
Expected dividend yield	1.45%	1.70%	1.50%
Expected volatility	24.06%	39.27%	38.98%
Risk-free interest rate	1.86%	3.36%	3.70%
Fair value of options granted	$2.96	$4.04	$2.55

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	505,887	$10.47
Options granted	412,500	11.03
Options exercised	(1,796)	5.68
Options forfeited	(10,992)	10.40
Options outstanding at end of year	905,599	10.73	6.51
Options exercisable at end of year	407,682	11.06	2.97

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2012.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	7,184	$6.22
Restricted shares granted	168,000	11.01
Restricted shares vested	(2,082)	5.73
Unvested restricted shares at end of year	173,102	10.87

OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(In Thousands)
Commitments to extend credit:
Future loan commitments	$11,123	$31,211
Undisbursed construction loans	3,406	5,673
Undisbursed home equity lines of credit	23,019	23,172
Undisbursed commercial lines of credit	23,842	17,995
Overdraft protection lines	1,190	1,190
Standby letters of credit	611	34
Total commitments	$63,191	$79,275

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2012, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2013	$1,277
2014	1,275
2015	1,095
2016	929
2017	763
Thereafter	4,924
Total	$10,263

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Balance at beginning of year	$2,063	$2,038
Additions	362	247
Repayments	(477)	(222)
Balance at end of year	$1,948	$2,063

REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2012 and 2011 were as follows:

December 31, 2012	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$103,547	11.08%	$37,382	4.00%	$46,727	5.00%
Tier I Risk-based Capital Ratio	103,547	20.20	20,504	4.00	30,757	6.00
Total Risk-based Capital Ratio	109,751	21.41	41,009	8.00	51,262	10.00
Tangible Equity Ratio	103,547	11.08	14,018	1.50	N/A	N/A

December 31, 2011	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier I Capital Ratio	$101,574	10.86%	$37,412	4.00%	$46,765	5.00%
Tier I Risk-based Capital Ratio	101,574	21.09	19,265	4.00	28,897	6.00
Total Risk-based Capital Ratio	106,997	22.21	38,540	8.00	48,175	10.00
Tangible Equity Ratio	101,574	10.86	14,030	1.50	N/A	N/A

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2012	2011
	(In Thousands)
Total capital per consolidated financial statements	$125,759	$130,517
Holding company equity not available for regulatory capital	(15,811)	(24,495)
Accumulated (gains) losses on available for sale securities	(1,619)	477
Intangible assets	(3,451)	(3,729)
Disallowed servicing asset	(100)	—
Disallowed deferred tax asset	(1,231)	(1,196)
Total tier 1 capital	103,547	101,574
Adjustments for total capital:
Allowance for loan and credit losses	6,204	5,423
Total capital per regulatory reporting	$109,751	$106,997

OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss)
Components of other comprehensive income and related tax effects are as follows:

	Year Ended December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,905	$(647)	$1,258
Reclassification adjustment for gains realized in net income	(273)	93	(180)
Credit portion of OTTI losses recognized in net income	123	(42)	81
Noncredit portion of OTTI gains on available for sale securities	1,416	(482)	934
Unrealized holding gains on available for sale securities, net of taxes	3,171	(1,078)	2,093
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(8)	3	(5)
Other comprehensive income	$3,163	$(1,075)	$2,088

	Year Ended December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$3,058	$(1,040)	$2,018
Reclassification adjustment for gains realized in net income	(486)	165	(321)
Credit portion of OTTI losses recognized in net income	148	(50)	98
Noncredit portion of OTTI losses on available for sale securities	(1,730)	588	(1,142)
Unrealized holding gains on available for sale securities, net of taxes	990	(337)	653
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(333)	113	(220)
Other comprehensive income	$657	$(224)	$433

	Year Ended December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(87)	$29	$(58)
Reclassification adjustment for gains realized in net income	(878)	299	(579)
Credit portion of OTTI losses recognized in net income	492	(167)	325
Noncredit portion of OTTI gains on available for sale securities	1,554	(528)	1,026
Unrealized holding gains on available for sale securities, net of taxes	1,081	(367)	714
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(129)	44	(85)
Other comprehensive income	$952	$(323)	$629

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) included in shareholders’ equity are as follows:

	December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$2,876	$(977)	$1,899
Noncredit portion of OTTI losses on available for sale securities	(266)	90	(176)
Net unrealized loss on effective cash flow hedging derivative	(470)	160	(310)

Accumulated other comprehensive income	$2,140	$(727)	$1,413

	December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$1,121	$(381)	$740
Noncredit portion of OTTI losses on available for sale securities	(1,682)	572	(1,110)
Net unrealized loss on effective cash flow hedging derivative	(462)	157	(305)

Accumulated other comprehensive loss	$(1,023)	$348	$(675)

FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,035	$55,224	$—	$56,259
Government-sponsored enterprises	—	23,967	—	23,967
Mortgage-backed securities	—	78,733	—	78,733
Corporate debt securities	—	7,694	—	7,694
Collateralized debt obligations	—	—	4,396	4,396
Obligations of state and political subdivisions	—	5,414	—	5,414
Foreign government securities	—	50	—	50
Forward loan sale commitments and derivative loan commitments	—	—	17	17
Total assets	$1,035	$171,082	$4,413	$176,530

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$4	$4
Interest rate swap agreements	—	849	—	849
Total liabilities	$—	$849	$4	$853

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,051	$88,536	$—	$89,587
Government-sponsored enterprises	—	17,666	—	17,666
Mortgage-backed securities	—	97,870	—	97,870
Corporate debt securities	—	14,047	—	14,047
Collateralized debt obligations	—	—	2,917	2,917
Obligations of state and political subdivisions	—	6,766	—	6,766
Tax-exempt securities	—	71	—	71
Foreign government securities	—	75	—	75
Equity securities	1,815	—	—	1,815
Forward loan sale commitments and derivative loan commitments	—	—	82	82
Total assets	$2,866	$225,031	$2,999	$230,896

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$90	$90
Interest rate swap agreement	—	462	—	462
Total liabilities	$—	$462	$90	$552

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2010	$2,780	$(21)
Total realized and unrealized gains included in net income	120	13
Total unrealized gains included in other comprehensive income	491	—
Sales	(474)	—
Balance at December 31, 2011	2,917	(8)
Total unrealized gains included in other comprehensive income	1,479	21
Balance at December 31, 2012	$4,396	$13

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2012 and 2011.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

	At December 31, 2012			At December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$1,616	$—	$—	$3,002
Other real estate owned	—	—	1,293	—	—	976
Total assets	$—	$—	$2,909	$—	$—	$3,978

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Impaired loans	$367	$998	$800
Other real estate owned	28	175	326
Goodwill	—	—	37
Total assets	$395	$1,173	$1,163

Fair Value, by Balance Sheet Grouping
As of December 31, 2012 and 2011, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$37,689	$37,689	$—	$—	$37,689
Available for sale securities	176,513	1,035	171,082	4,396	176,513
Loans held for sale	5,069	—	—	5,232	5,232
Loans receivable, net	685,163	—	—	703,925	703,925
Federal Home Loan Bank stock	8,078	—	—	8,078	8,078
Accrued interest receivable	3,215	—	—	3,215	3,215
Financial Liabilities:
Deposits	705,148	—	—	709,357	709,357
Mortgagors' and investors' escrow accounts	3,207	—	—	3,207	3,207
Federal Home Loan Bank advances	98,069	—	102,919	—	102,919
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,268	—	5,268
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	13	—	—	13	13
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Derivative loan commitments	3	—	—	3	3
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreements	849	—	849	—	849

	December 31, 2011
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$48,412	$48,412	$—	$—	$48,412
Available for sale securities	230,814	2,866	225,031	2,917	230,814
Loans held for sale	5,558	—	—	5,652	5,652
Loans receivable, net	618,626	—	—	629,142	629,142
Federal Home Loan Bank stock	8,388	—	—	8,388	8,388
Accrued interest receivable	3,539	—	—	3,539	3,539
Financial Liabilities:
Deposits	701,926	—	—	704,333	704,333
Mortgagors' and investors' escrow accounts	3,291	—	—	3,291	3,291
Federal Home Loan Bank advances	100,069	—	105,666	—	105,666
Junior subordinated debt owed to unconsolidated trust	8,248	—	4,399	—	4,399
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	78	—	—	78	78
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Forward loan sale commitments	90	—	—	90	90
Interest rate swap agreement	462	—	462	—	462

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
At December 31, 2012, information pertaining to the Company's interest rate swap agreement not designated as a hedge is as follows:

December 31, 2012
(Dollars in Thousands)
Notional amount	$15,000
Weighted average fixed pay rate	1.26%
Weighted average variable receive rate	0.35%
Weighted average maturity in years	4.0
Unrealized loss relating to interest rate swap	$379
At December 31, 2012 and 2011, the information pertaining to the outstanding interest rate swap agreement used to hedge variable rate debt is as follows:

	December 31,
	2012	2011
	(Dollars in Thousands)
Notional amount	$8,000	$8,000
Weighted average fixed pay rate	2.44%	2.44%
Weighted average variable receive rate	0.31%	0.55%
Weighted average maturity in years	3.0	4.0
Unrealized loss relating to interest rate swap	$470	$462

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair values of derivative instruments as well as their classification on the consolidated balance sheets at December 31, 2012 and 2011.

		December 31, 2012		December 31, 2011
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
	(In Thousands)
Derivative designated as hedging instrument:

Interest rate swap	Other Liabilities	$8,000	$(470)	$8,000	(462)

Derivatives not designated as hedging instruments:

Interest rate swap	Other Liabilities	15,000	(379)	—	—
Derivative loan commitments	Other Assets	7,844	10	9,074	78
Forward loan sale commitments	Other Assets (Liabilities)	5,919	3	9,108	(86)

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent Company Information Balance Sheet

	December 31,
Condensed Balance Sheets	2012	2011
Assets:	(In Thousands)
Cash and cash equivalents	$9,591	$15,112
Available for sale securities	8,380	10,575
Investment in Savings Institute Bank and Trust Company	109,948	106,023
ESOP note receivable	5,600	6,035
Other assets	991	1,510
Total assets	$134,510	$139,255

Liabilities and Shareholders' Equity:
Liabilities	$8,751	$8,738
Shareholders' equity	125,759	130,517
Total liabilities and shareholders' equity	$134,510	$139,255

Schedule of Parent Company Information Income Statement

	Years Ended December 31,
Condensed Statements of Income	2012	2011	2010
	(In Thousands)
Interest and dividends on investments	$159	$248	$128
Other income	399	484	223
Total income	558	732	351

Operating expenses	758	1,275	492
Loss before income taxes and equity in undistributed net income	(200)	(543)	(141)

Income tax benefit	(35)	(185)	(136)
Loss before equity in undistributed net income of subsidiary	(165)	(358)	(5)

Equity in undistributed net income of subsidiary	1,283	2,775	3,008
Net income	$1,118	$2,417	$3,003

Schedule of Parent Company Information Cash Flow

	Years Ended December 31,
Condensed Statements of Cash Flows	2012	2011	2010
	(In Thousands)
Cash flows from operating activities:
Net income	$1,118	$2,417	$3,003
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(1,283)	(2,775)	(3,008)
Excess tax benefit from share-based payment arrangements	(4)	(3)	—
Deferred income taxes	60	(104)	72
Other, net	163	(497)	(10)
Cash provided by (used in) operating activities	54	(962)	57

Cash flows from investing activities:
Purchase of available for sale securities	(1,907)	(8,277)	(4,900)
Proceeds from maturities of available for sale securities	2,069	2,000	4,000
Proceeds from sale of available for sale securities	2,025	2,300	10
Payments received on ESOP note receivable	435	421	290
Issuance of ESOP note receivable	—	(3,141)	—
Investment in subsidiary	499	(29,450)	493
Cash provided by (used in) investing activities	3,121	(36,147)	(107)

Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	—	—
Stock options exercised	10	—	—
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit from share-based payment arrangements	4	3	—
Net proceeds from common stock offering	—	51,099	(769)
Cash (used in) provided by financing activities	(8,696)	49,906	(1,218)

Net change in cash and cash equivalents	(5,521)	12,797	(1,268)

Cash and cash equivalents at beginning of year	15,112	2,315	3,583

Cash and cash equivalents at end of year	$9,591	$15,112	$2,315

QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly results of operations for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31, 2012				Year Ended December 31, 2011
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$8,863	$8,862	$8,878	$9,221	$9,265	$9,451	$9,584	$9,520

Interest expense	2,322	2,368	2,392	2,551	2,638	2,815	2,932	2,992

Net interest and dividend income	6,541	6,494	6,486	6,670	6,627	6,636	6,652	6,528

Provision for loan losses	646	1,334	432	484	948	210	190	210

Net interest and dividend income after provision for loan losses	5,895	5,160	6,054	6,186	5,679	6,426	6,462	6,318

Noninterest income	2,398	1,232	2,326	2,761	2,885	2,697	2,896	2,649

Noninterest expenses	7,338	7,408	7,557	8,350	7,522	8,047	8,310	8,713

Income (loss) before income taxes	955	(1,016)	823	597	1,042	1,076	1,048	254

Income tax provision (benefit)	210	(316)	153	194	281	336	341	45

Net income (loss)	$745	$(700)	$670	$403	$761	$740	$707	$209

Earnings (loss) per share:
Basic	$0.08	$(0.07)	$0.07	$0.04	$0.08	$0.07	$0.07	$0.02
Diluted	$0.08	$(0.07)	$0.07	$0.04	$0.08	$0.07	$0.07	$0.02

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 12, 2011	Dec. 31, 2012	Dec. 31, 2011
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year Founded		1842
Number of Branch Offices		20
Stock Issued During Period, Shares, New Issues	6,544,493
Sale of Stock, Price Per Share	$ 8
Conversion of Stock, Shares Converted	4,032,356
Conversion of Stock, Exchange Ratio Per Share	$ 0.8981
Common Stock, Shares, Outstanding	10,576,849	10,112,310	10,576,302

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	40
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	20

Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									323,011	443,026	420,200
Net income	$ 745	$ (700)	$ 670	$ 403	$ 761	$ 740	$ 707	$ 209	$ 1,118	$ 2,417	$ 3,003
Weighted average common shares outstanding:
Basic									9,730,797	9,988,322	10,302,201
Effect of dilutive stock options									24,895	20,538	2,615
Diluted									9,755,692	10,008,860	10,304,816
Earnings per share:
Basic	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29
Diluted	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 700	$ 858
Contractual Clearing Balance Requirement with Federal Reserve Bank		$ 3,000

Summary of Available for Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			$ 231,375	[1]
Gross Unrealized Gains			4,939
Gross Unrealized Losses			(5,500)
Fair Value	176,513		230,814
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	173,903	[1]	229,538	[1]
Gross Unrealized Gains	4,547		4,842
Gross Unrealized Losses	(1,937)		(5,381)
Fair Value	176,513		228,999
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	55,027	[1]	88,917	[1]
Gross Unrealized Gains	1,255		770
Gross Unrealized Losses	(23)		(100)
Fair Value	56,259		89,587
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,388	[1]	17,204	[1]
Gross Unrealized Gains	579		462
Gross Unrealized Losses	0		0
Fair Value	23,967		17,666
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	69,399	[1],[2]	85,552	[1],[2]
Gross Unrealized Gains	2,211	[2]	3,070	[2]
Gross Unrealized Losses	(66)	[2]	(178)	[2]
Fair Value	71,544	[2]	88,444	[2]
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,784	[1],[2]	7,766	[1],[2]
Gross Unrealized Gains	52	[2]	21	[2]
Gross Unrealized Losses	(124)	[2]	(899)	[2]
Fair Value	4,712	[2]	6,888	[2]
Mortgage-backed Securities, Non-agency - HELOC [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,555	[1],[2]	3,097	[1],[2]
Gross Unrealized Gains	0	[2]	0	[2]
Gross Unrealized Losses	(78)	[2]	(559)	[2]
Fair Value	2,477	[2]	2,538	[2]
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,555	[1]	14,094	[1]
Gross Unrealized Gains	188		240
Gross Unrealized Losses	(49)		(287)
Fair Value	7,694		14,047
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,993	[1]	6,275	[1]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(1,597)		(3,358)
Fair Value	4,396		2,917
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,152	[1]	6,488	[1]
Gross Unrealized Gains	262		278
Gross Unrealized Losses	0		0
Fair Value	5,414		6,766
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			70	[1]
Gross Unrealized Gains			1
Gross Unrealized Losses			0
Fair Value			71
Foreign government securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	50	[1]	75	[1]
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Fair Value	50		75
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,837	[1]
Gross Unrealized Gains			97
Gross Unrealized Losses			(119)
Fair Value			1,815
Equity securities - financial services [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			228	[1]
Gross Unrealized Gains			1
Gross Unrealized Losses			(24)
Fair Value			205
Equity securities - other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,609	[1]
Gross Unrealized Gains			96
Gross Unrealized Losses			(95)
Fair Value			$ 1,610

[1]	(1) Net of OTTI write-downs recognized in earnings.
[2]	(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Securities (Narrative) (Details) (US Government and Agency Obligations and Government-sponsored Enterprises [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Government and Agency Obligations and Government-sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Amortized Cost	$ 4.5	$ 5
Pledged Assets Not Separately Reported Securities Pledged for Public Deposits, Fair Value	$ 4.6	$ 5.1

Debt Securities by Contractual Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Within 1 year, Amortized Cost	$ 8,382
Within 1 year, Fair Value	8,484
After 1 but within 5 years, Amortized Cost	25,699
After 1 but within 5 years, Fair Value	26,475
After 5 but within 10 years, Amortized Cost	17,223
After 5 but within 10 years, Fair Value	17,426
After 10 years, Amortized Cost	45,861
After 10 years, Fair Value	45,395
Available-for-Sale Securities, Debt Maturities, excluding Mortgage-Backed Securities, Amortized Cost	97,165
Available-for-Sale, Debt Securities, excluding Mortgage-Backed Securities	97,780
Mortgage-backed securities, Amortized Cost	76,738
Mortgage-backed securities, Fair Value	78,733
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	173,903
Available-for-sale Securities, Debt Securities	$ 176,513

Summary of Realized Gains/Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 798	$ 589	$ 1,096
Gross losses on sales	(525)	(103)	(218)
Net gain on sale of securities	273	486	878
Tax provision applicable to net gain/loss on sale of securities	93	165	299
Proceeds from sales of available for sale securities	$ 44,033	$ 36,883	$ 40,144

Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 8,849	$ 44,990
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	45	558
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,007	14,090
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,892	4,942
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	20,856	59,080
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,937	5,500
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	14
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	.085
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(123)	(148)	(492)
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	32,390
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	94
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,367	415
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	23	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,367	32,805
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	23	100
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6,923	8,241
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	37	111
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,404	1,969
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	29	67
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8,327	10,210
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	66	178
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,926	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	8	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,417	5,305
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	116	899
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,343	5,305
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	124	899
Mortgage-backed Securities, Non-agency - HELOC [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,477	2,538
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	78	559
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,477	2,538
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	78	559
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	3,482
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	234
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	946	946
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	49	53
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	946	4,428
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	49	287
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,396	2,917
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,597	3,358
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,396	2,917
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,597	3,358
Equity securities - financial services [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		169
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		24
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		169
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		24
Equity securities - other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		708
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		95
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		708
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		$ 95

Below Investment Grade Non-Agency Mortgage-Backed Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 MBS 1 [Member]		Dec. 31, 2012 MBS 2 [Member]		Dec. 31, 2012 Below Investment Grade Non-Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Class				SSNR, AS	[1]	PT, AS	[1]
Amortized Cost		$ 231,375	[2]	$ 1,533		$ 198		$ 1,731
Gross Unrealized Gains		4,939		0		4		4
Gross Unrealized Losses		5,500		(116)		0		(116)
Fair Value	176,513	230,814		1,417		202		1,619
Lowest Credit Rating				D	[3]	CCC	[3]
Total Credit Related OTTI				$ 197	[4]	$ 0	[4]	$ 197	[4]
Credit Support Coverage Ratio				0.00%	[5]	0.24%	[5]

[1]	(1) Class definitions: PT - Pass Through, AS - Accelerated, and SSNR - Super Senior.
[2]	(1) Net of OTTI write-downs recognized in earnings.
[3]	(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
[4]	(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.
[5]	(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline. The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.

Below Investment Grade Collateralized Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 CDO 1 [Member]		Dec. 31, 2012 CDO 2 [Member]		Dec. 31, 2012 CDO 3 [Member]		Dec. 31, 2012 CDO 4 [Member]		Dec. 31, 2012 Below Investment Grade Collateralized Debt Obligations [Domain]
Schedule of Available-for-sale Securities [Line Items]
Class				B1		B3		A2		A1
Amortized Cost		$ 231,375	[1]	$ 1,000		$ 1,000		$ 2,578		$ 1,415		$ 5,993
Gross Unrealized Gains		4,939		0		0		0		0		0
Gross Unrealized Losses		5,500		(628)		(612)		(150)		(207)		(1,597)
Fair Value	176,513	230,814		372		388		2,428		1,208		4,396
Lowest Credit Rating				CCC-	[2]	CCC-	[2]	B-	[2]	BB-	[2]
Total Credit Related OTTI				$ 0	[3]	$ 0	[3]	$ 62	[3]	$ 0	[3]	$ 62	[3]
Percent of Current Performing Collateral Coverage				118.60%		118.60%		121.00%		159.30%

[1]	(1) Net of OTTI write-downs recognized in earnings.
[2]	(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
[3]	(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.

Securities OTTI Roll-Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 1,207	$ 1,093	$ 1,787
Reduction for securities transferred to trading during period	0	0	(1,186)
Amounts related to credit losses for which OTTI losses were not previously recognized	0	148	0
Additional credit losses for which OTTI losses were previously recognized	123	0	492
Reduction for permanent loss in value of securities during period	(1,071)	0	0
Reduction for securities sold during the period (realized)	0	(34)	0
Balance at end of period	$ 259	$ 1,207	$ 1,093

Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Total real estate loans [Member]	Dec. 31, 2011 Total real estate loans [Member]	Dec. 31, 2012 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2011 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2010 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2009 Real estate: Residential - 1 to 4 family [Member]	Dec. 31, 2012 Real estate: Multi-family and commercial [Member]	Dec. 31, 2011 Real estate: Multi-family and commercial [Member]	Dec. 31, 2010 Real estate: Multi-family and commercial [Member]	Dec. 31, 2009 Real estate: Multi-family and commercial [Member]	Dec. 31, 2012 Real estate: Construction [Member]	Dec. 31, 2011 Real estate: Construction [Member]	Dec. 31, 2010 Real estate: Construction [Member]	Dec. 31, 2009 Real estate: Construction [Member]	Dec. 31, 2012 Total commercial business loans [Member]	Dec. 31, 2011 Total commercial business loans [Member]	Dec. 31, 2010 Total commercial business loans [Member]	Dec. 31, 2009 Total commercial business loans [Member]	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial business: Other [Member]	Dec. 31, 2011 Commercial business: Other [Member]	Dec. 31, 2012 Total consumer loans [Member]	Dec. 31, 2011 Total consumer loans [Member]	Dec. 31, 2010 Total consumer loans [Member]	Dec. 31, 2009 Total consumer loans [Member]	Dec. 31, 2012 Consumer: Home equity [Member]	Dec. 31, 2011 Consumer: Home equity [Member]	Dec. 31, 2012 Consumer: Indirect automobile [Member]	Dec. 31, 2011 Consumer: Indirect automobile [Member]	Dec. 31, 2012 Consumer: Other [Member]	Dec. 31, 2011 Consumer: Other [Member]	Dec. 31, 2012 Deferred loan origination costs, net of fees [Member]	Dec. 31, 2011 Deferred loan origination costs, net of fees [Member]	Dec. 31, 2012 Allowance for loan losses [Member]	Dec. 31, 2011 Allowance for loan losses [Member]	Dec. 31, 2010 Allowance for loan losses [Member]	Dec. 31, 2009 Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 689,806	$ 621,883	$ 435,899	$ 418,100	$ 230,664	$ 247,426			$ 201,951	$ 158,384			$ 3,284	$ 12,290			$ 213,527	$ 167,801			$ 148,385	$ 127,359	$ 65,142	$ 40,442	$ 40,380	$ 35,982			$ 28,375	$ 27,425	$ 9,652	$ 5,733	$ 2,353	$ 2,824
Deferred loan origination costs, net of fees																																			1,744	1,713
Allowance for loan losses	(6,387)	(4,970)			(1,125)	(759)	(915)	(1,028)	(3,028)	(2,337)	(2,700)	(2,443)	(22)	(280)	(64)	(221)	(1,735)	(1,148)	(790)	(906)					(477)	(446)	(330)	(293)									(6,387)	(4,970)	(4,799)	(4,891)
Loans receivable, net	685,163	618,626
Financing Receivable, Significant Purchases																					$ 42,907	$ 41,200									$ 6,861	$ 5,802

Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				$ 4,970					$ 4,970
Provision for loan losses	(646)	(1,334)	(432)	(484)	(948)	(210)	(190)	(210)	(2,896)	(1,558)	(902)
Balance at end of period	6,387				4,970				6,387	4,970
Allowance for loan losses [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				4,970				4,799	4,970	4,799	4,891
Provision for loan losses									2,896	1,558	902
Loans charged-off									(1,817)	(1,726)	(1,015)
Recoveries of loans previously charged-off									338	339	21
Balance at end of period	6,387				4,970				6,387	4,970	4,799
Real estate: Residential - 1 to 4 family [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				759				915	759	915	1,028
Provision for loan losses									561	530	171
Loans charged-off									(299)	(686)	(285)
Recoveries of loans previously charged-off									104	0	1
Balance at end of period	1,125				759				1,125	759	915
Real estate: Multi-family and commercial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				2,337				2,700	2,337	2,700	2,443
Provision for loan losses									1,818	228	464
Loans charged-off									(1,267)	(606)	(221)
Recoveries of loans previously charged-off									140	15	14
Balance at end of period	3,028				2,337				3,028	2,337	2,700
Real estate: Construction [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				280				64	280	64	221
Provision for loan losses									(258)	15	136
Loans charged-off									0	(83)	(293)
Recoveries of loans previously charged-off									0	284	0
Balance at end of period	22				280				22	280	64
Commercial Business [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				1,148				790	1,148	790	906
Provision for loan losses									556	588	47
Loans charged-off									0	(267)	(166)
Recoveries of loans previously charged-off									31	37	3
Balance at end of period	1,735				1,148				1,735	1,148	790
Consumer [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period				446				330	446	330	293
Provision for loan losses									219	197	84
Loans charged-off									(251)	(84)	(50)
Recoveries of loans previously charged-off									63	3	3
Balance at end of period	$ 477				$ 446				$ 477	$ 446	$ 330

Allowance for Loan Losses, Futher Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 581	$ 245
Allowance for loans individually or collectively evaluated and not deemed to be impaired	5,806	4,725
Total loan loss allowance	6,387	4,970
Loans individually evaluated and deemed to be impaired	13,843	15,210
Loans individually or collectively evaluated and not deemed to be impaired	675,963	606,673
Total Loans	689,806	621,883
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	454	33
Allowance for loans individually or collectively evaluated and not deemed to be impaired	671	726
Total loan loss allowance	1,125	759	915	1,028
Loans individually evaluated and deemed to be impaired	6,991	5,590
Loans individually or collectively evaluated and not deemed to be impaired	223,673	241,836
Total Loans	230,664	247,426
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	88	107
Allowance for loans individually or collectively evaluated and not deemed to be impaired	2,940	2,230
Total loan loss allowance	3,028	2,337	2,700	2,443
Loans individually evaluated and deemed to be impaired	5,873	8,650
Loans individually or collectively evaluated and not deemed to be impaired	196,078	149,734
Total Loans	201,951	158,384
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	22	280
Total loan loss allowance	22	280	64	221
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	3,284	12,290
Total Loans	3,284	12,290
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	39	105
Allowance for loans individually or collectively evaluated and not deemed to be impaired	1,696	1,043
Total loan loss allowance	1,735	1,148	790	906
Loans individually evaluated and deemed to be impaired	618	654
Loans individually or collectively evaluated and not deemed to be impaired	212,909	167,147
Total Loans	213,527	167,801
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	477	446
Total loan loss allowance	477	446	330	293
Loans individually evaluated and deemed to be impaired	361	316
Loans individually or collectively evaluated and not deemed to be impaired	40,019	35,666
Total Loans	$ 40,380	$ 35,982

Past Due Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	$ 12,664	$ 7,210
60 to 89 Days Past Due	2,812	1,322
90 Days or More Past Due	5,453	6,430
Total 30 Days or More Past Due	20,929	14,962
Current and Not Past Due	668,877	606,921
Total Loans	689,806	621,883
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	3,245	4,065
60 to 89 Days Past Due	1,725	995
90 Days or More Past Due	3,285	3,835
Total 30 Days or More Past Due	8,255	8,895
Current and Not Past Due	222,409	238,531
Total Loans	230,664	247,426
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	4,149	292
60 to 89 Days Past Due	0	0
90 Days or More Past Due	1,266	1,703
Total 30 Days or More Past Due	5,415	1,995
Current and Not Past Due	196,536	156,389
Total Loans	201,951	158,384
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	3,284	12,290
Total Loans	3,284	12,290
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	5,014	2,729
60 to 89 Days Past Due	1,087	327
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	6,101	3,056
Current and Not Past Due	142,284	124,303
Total Loans	148,385	127,359
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	541	623
Total 30 Days or More Past Due	541	623
Current and Not Past Due	64,601	39,819
Total Loans	65,142	40,442
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	216	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	361	269
Total 30 Days or More Past Due	577	269
Current and Not Past Due	27,798	27,156
Total Loans	28,375	27,425
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	19	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	19	0
Current and Not Past Due	9,633	5,733
Total Loans	9,652	5,733
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	21	124
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	21	124
Current and Not Past Due	2,332	2,700
Total Loans	$ 2,353	$ 2,824

Impaired Loans and Non Accrual Loans by Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment	$ 13,843	$ 15,210
Total impaired loans, Unpaid Principal Balance	14,154	16,077
Impaired loans, Related Allowance	581	245
Total impaired loans, Nonaccrual Loans	7,654	10,591
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	3,866	5,232
Impaired loans without valuation allowance, Unpaid Principal Balance	4,013	5,536
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	3,855	5,232
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	4,407	4,757
Impaired loans without valuation allowance, Unpaid Principal Balance	4,407	5,215
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	1,522	3,795
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	546	31
Impaired loans without valuation allowance, Unpaid Principal Balance	546	31
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	470	31
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	361	316
Impaired loans without valuation allowance, Unpaid Principal Balance	435	331
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	366	316
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	9,180	10,336
Impaired loans without valuation allowance, Unpaid Principal Balance	9,401	11,113
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	6,213	9,374
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	3,125	358
Impaired loans with valuation allowance, Unpaid Principal Balance	3,125	358
Impaired loans, Related Allowance	454	33
Impaired loans with valuation allowance, Nonaccrual Loans	1,133	358
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	1,466	3,893
Impaired loans with valuation allowance, Unpaid Principal Balance	1,556	3,983
Impaired loans, Related Allowance	88	107
Impaired loans with valuation allowance, Nonaccrual Loans	236	236
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	72	623
Impaired loans with valuation allowance, Unpaid Principal Balance	72	623
Impaired loans, Related Allowance	39	105
Impaired loans with valuation allowance, Nonaccrual Loans	72	623
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	4,663	4,874
Impaired loans with valuation allowance, Unpaid Principal Balance	4,753	4,964
Impaired loans, Related Allowance	581	245
Impaired loans with valuation allowance, Nonaccrual Loans	$ 1,441	$ 1,217

Additional Info Related to Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 15,176	$ 14,391	$ 6,629
Interest Income Recognized	419	376	165
Interest Income Recognized on Cash Basis	164	29	10
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,113	5,739	2,979
Interest Income Recognized	151	64	5
Interest Income Recognized on Cash Basis	126	29	5
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	8,048	8,035	3,169
Interest Income Recognized	260	312	155
Interest Income Recognized on Cash Basis	32	0	0
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			316
Interest Income Recognized			0
Interest Income Recognized on Cash Basis			0
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	602	421	165
Interest Income Recognized	4	0	5
Interest Income Recognized on Cash Basis	2	0	5
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	413	196
Interest Income Recognized	4	0
Interest Income Recognized on Cash Basis	$ 4	$ 0

Credit Quality Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 689,806	$ 621,883
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	511,699	458,924
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,443	14,028
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	20,279	21,572
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	435,899	418,100
Total real estate loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total real estate loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	410,687	388,470
Total real estate loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,044	10,051
Total real estate loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	19,168	19,579
Total real estate loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total real estate loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	230,664	247,426
Real estate: Residential - 1 to 4 family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Residential - 1 to 4 family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	222,262	240,904
Real estate: Residential - 1 to 4 family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	723	769
Real estate: Residential - 1 to 4 family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,679	5,753
Real estate: Residential - 1 to 4 family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Residential - 1 to 4 family [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	201,951	158,384
Real estate: Multi-family and commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Multi-family and commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	185,141	135,859
Real estate: Multi-family and commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	5,321	8,699
Real estate: Multi-family and commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	11,489	13,826
Real estate: Multi-family and commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Multi-family and commercial [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,284	12,290
Real estate: Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,284	11,707
Real estate: Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	583
Real estate: Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Real estate: Construction [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	213,527	167,801
Total commercial business loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Total commercial business loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	61,047	34,788
Total commercial business loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,399	3,977
Total commercial business loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	696	1,677
Total commercial business loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total commercial business loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Commercial business: SBA and USDA guaranteed [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	148,385	127,359
Commercial business: SBA and USDA guaranteed [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: SBA and USDA guaranteed [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	65,142	40,442
Commercial business: Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	61,047	34,788
Commercial business: Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,399	3,977
Commercial business: Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	696	1,677
Commercial business: Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Commercial business: Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	40,380	35,982
Total consumer loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	39,965	35,666
Total consumer loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	415	316
Total consumer loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Total consumer loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	28,375	27,425
Consumer: Home equity [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	27,960	27,109
Consumer: Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	415	316
Consumer: Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Home equity [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,652	5,733
Consumer: Indirect automobile [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,652	5,733
Consumer: Indirect automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Indirect automobile [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,353	2,824
Consumer: Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,353	2,824
Consumer: Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Consumer: Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0

Loans Modified as TDRs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Number of Loans	17	3
Recorded Investment	$ 2,584	$ 2,130
Allowance for Loan Losses	296	12
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	16	0
Recorded Investment	2,507	0
Allowance for Loan Losses	296	0
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3
Recorded Investment	77	2,130
Allowance for Loan Losses	$ 0	$ 12

TDR - By Type of Modification (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	$ 2,584		$ 2,130
Adjusted Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	917		0
Principal Deferrals [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	0	[1]	443	[1]
Combination of Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	869	[2]	1,687	[2]
Combination Of Rate And Maturity [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	721	[3]	0	[3]
Extension of Maturity Date [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	$ 77	[3]	$ 0	[3]

[1]	(1) Terms of modification include temporary interest-only payments with deferral of principal.
[2]	2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
[3]	(3) Terms include combination of interest rate adjustments and extensions of maturity.

TDR - Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment		$ 437,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 458,000

LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES Loans Held for Sale - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 5.1	$ 5.6

Loans Serviced for Others (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	11.49%
Aggregate of loans serviced for others	$ 195,500	$ 178,500	$ 148,600
Contractually Specified Servicing Fees, Amount	531	463	374
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	1,177	977	740
Additions	427	460	439
Amortization	(291)	(260)	(202)
Balance at end of period	1,313	1,177	977
Fair value of mortgage servicing assets	$ 1,349	$ 1,462	$ 1,456
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	202.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	575.00%

Other Real Estate Owned - Narrative (Details)	Dec. 31, 2012	Dec. 31, 2011
Real estate: Residential - 1 to 4 family [Member]
Other Real Estate Owned [Line Items]
Number of Properties, Other Real Estate Owned	3	4
Real estate: Multi-family and commercial [Member]
Other Real Estate Owned [Line Items]
Number of Properties, Other Real Estate Owned	3	2

Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned [Abstract]
Net (gain) loss on sales or write-downs of other real estate owned	$ 60	$ 236	$ 534
Other real estate expense, net of rental income	441	540	296
Expense from other real estate operations, net	$ 501	$ 776	$ 830

PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Land	$ 2,098	$ 2,098
Buildings	7,052	6,660
Leasehold Improvements	7,563	7,822
Furniture and Equipment	10,867	12,272
Construction in Process	84	20
Total	27,664	28,872
Accumulated depreciation and amortization	(16,448)	(16,221)
Premises and equipment, net	$ 11,216	$ 12,651

Premises and Equipment - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Purchase Obligation	$ 450,000
Depreciation and amortization of premises and equipment	$ 1,900,000	$ 1,900,000	$ 2,000,000

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Balance at beginning of year	$ 4,094	$ 4,094	$ 4,131
Impairment	0	0	(37)
Disposal of SI Trust Servicing	(643)	0	0
Balance at end of year	$ 3,451	$ 4,094	$ 4,094

Core Deposit Intangible (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core Deposits [Member]	Dec. 31, 2011 Core Deposits [Member]	Jan. 14, 2008 Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Assumption of Deposit Liabilities						$ 18,400
Core deposit intangible				159	159	159
Accumulated amortization				(159)	(148)
Core deposit intangible, net				0	11
Amortization of core deposit intangible	$ 11	$ 21	$ 32

Summary of Deposit Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deposits [Abstract]
Noninterest-bearing demand deposit	$ 89,834		$ 85,958
Interest-bearing accounts: [Abstract]
Business checking	2		0
NOW and money market accounts	300,050		306,002
Savings accounts	38,026		37,329
Certificates of deposit	277,236	[1]	272,637	[1]
Total interest-bearing accounts	615,314		615,968
Total deposits	705,148		701,926
Brokered deposits	4,209		4,033
Certificates of Deposit, $100,000 or More	$ 112,446		$ 99,500

[1]	1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.

Contractual Maturities of Certificates of Deposit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 135,113
Time Deposit Maturities, Year Two	56,675
Time Deposit Maturities, Year Three	49,568
Time Deposit Maturities, Year Four	15,418
Time Deposit Maturities, Year Five	14,293
Time Deposit Maturities, after Year Five	6,169
Total certificates of deposit	$ 277,236	[1]	$ 272,637	[1]

[1]	1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.

Summary of Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deposits [Abstract]
NOW and money market accounts	$ 627		$ 1,294		$ 1,618
Savings accounts	106	[1]	197	[1]	295	[1]
Certificates of deposit	5,286	[2]	5,771	[2]	7,524	[2]
Total interest expense	$ 6,019		$ 7,262		$ 9,437

[1]	(1) Includes interest expense on mortgagors' and investors' escrow accounts.
[2]	2) Includes interest expense on brokered deposits.

Federal Home Loan Bank Advances - Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Secured line of credit with the FHLB	$ 10,000,000
Federal Home Loan Bank advances	$ 98,069,000	$ 100,069,000
FHLB advances interest rate range from	0.80%	1.56%
FHLB advances interest rate range to	4.97%	4.97%

Junior Subordinated Debt Owed to Unconsolidated Trust - Narrative (Details) (Junior Subordinated Debt [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 8
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Debt Instrument, Basis Spread on Variable Rate	1.70%

Contractual Maturities of Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 21,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	24,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	26,069
Long-term Debt, Maturities, Repayments of Principal in Year Four	18,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	5,000	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	12,248	[2]
Long-term Debt	106,317
Long-term Debt, Weighted Average Interest Rate	3.32%
FHLB Advances, maturity in year five, callable during 2013	3,000
FHLB Advances, maturity after year five, callable during 2013	2,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	21,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	24,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	26,069
Long-term Debt, Maturities, Repayments of Principal in Year Four	18,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	5,000	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	4,000
Long-term Debt	98,069
Long-term Debt, Weighted Average Interest Rate	3.25%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate	4.14%

[1]	(1) Includes FHLB advance of $3.0 million that is callable during 2013.
[2]	(2) Includes FHLB advance of $2.0 million that is callable during 2013.

Components of Income Tax Provision (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 1,338	$ 108	$ 1,648
State									3	4	20
Total current income tax provision (benefit)									1,341	112	1,668
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									(1,100)	891	(355)
Total deferred income tax provision (benefit)									(1,100)	891	(355)
Total income tax provision (benefit)	$ 210	$ (316)	$ 153	$ 194	$ 281	$ 336	$ 341	$ 45	$ 241	$ 1,003	$ 1,313

Reconciliation of the Anticipated Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision (benefit) at statutory tax rate									$ 462	$ 1,162	$ 1,467
Dividends received deduction									(2)	(13)	(3)
Bank-owned life insurance									(215)	(139)	(99)
Tax-exempt income									(26)	(39)	(13)
Compensation and employee benefit plans									81	35	61
Nondeductible expenses									5	8	6
Tax credits/adjustments									(63)	0	0
Change in valuation allowance									0	0	(90)
State taxes, net of federal tax benefit									2	2	13
Other									(3)	(13)	(29)
Total income tax provision (benefit)	$ 210	$ (316)	$ 153	$ 194	$ 281	$ 336	$ 341	$ 45	$ 241	$ 1,003	$ 1,313
Effective tax rate									17.80%	29.30%	30.40%

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross [Abstract]
Allowance for loan losses	$ 2,303	$ 1,852
Unrealized losses on available for sale securities	659	1,870
Depreciation of premises and equipment	765	572
Other-than-temporary impairment	452	435
Impairment - long lived asset	133	0
Charitable contribution carry-forward	14	153
Deferred compensation	2,313	2,064
Employee benefit plans	380	348
Capital loss carry-forward	65	0
Interest receivable on nonaccrual Loans	159	107
Deferred other real estate owned expenses	38	137
Net unrealized loss on derivative instruments	284	159
Other	290	205
Total deferred tax assets	7,855	7,902
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,806	7,853
Deferred Tax Liabilities, Gross [Abstract]
Unrealized gains on available for sale securities	1,546	1,679
Goodwill and other intangibles	330	319
Deferred loan costs	844	841
Mortgage servicing asset	447	400
Total deferred tax liabilities	3,167	3,239
Deferred tax assets, net	$ 4,639	$ 4,614

INCOME TAXES Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Contingency Reserve for Loan Losses	$ 3.7	$ 3.7
Deferred Income Taxes Related to Contingency Reserve	$ 1.3	$ 1.3

BENEFIT PLANS - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Percentage of Employer Match for up to Six Percent of Participants Earnings	50.00%
Percentage of Employee Match for Employer Contribution	6.00%
Defined Contribution Plan, Cost Recognized	$ 248,000	$ 260,000	$ 263,000
Group Term Replacement Plan, Cost Recognized	47,000	40,000	89,000
Executive Supplemental Retirement Agreements, Cost Recognized	725,000	882,000	810,000
Performance-Based Incentive Plan Expense	339,000	366,000	534,000
Supplemental Executive Retirement Plan, Cost Recognized	$ 19,000	$ 11,000	$ 11,000

Employee Stock Ownership Plan - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Jan. 12, 2011	Sep. 30, 2004	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	$ 3,100	$ 4,900
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP	392,670	492,499
ESOP Loan, Interest Rate, Stated Percentage	3.25%	4.75%
ESOP Loan, Maturity in Years	20 years 0 months 0 days	15 years 0 months 0 days
Employee stock ownership plan expense			$ 543	$ 467	$ 202

Schedule of ESOP Debt Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
ESOP Loan [Line Items]
ESOP Loan, Principal balance payable in 2013	$ 455
ESOP Loan, Principal balance payable in 2014	475
ESOP Loan, Principal balance payable in 2015	495
ESOP Loan, Principal balance payable in 2016	516
ESOP Loan, Principal balance payable in 2017	539
ESOP Loan, Principal balance payable Thereafter	3,120
ESOP Loan	$ 5,600

Shares Held by ESOP (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Allocated	184,674	158,431
Committed to be allocated	48,637	48,637
Unallocated	556,438	605,075
Total shares	789,749	812,143
Fair value of unallocated shares	$ 6,399	$ 5,960

Equity Incentive Plans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 12, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 189,000	$ 100,000	$ 257,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	412,500
Conversion of Stock, Exchange Ratio Per Share				$ 0.8981
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement, Maximum Contractual Term	10 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	150,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	412,500	67,500	62,861
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months 0 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	33,918
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 1,800,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 8 months 3 days
The 2005 Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	552,891
The 2005 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	221,154
The 2012 Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	504,794
The 2012 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	201,918

Weighted Average Assumptions - Stock Options (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	10 years 0 months 0 days	10 years 0 months 0 days	10 years 0 months 0 days
Expected Dividend Yield	1.45%	1.70%	1.50%
Expected Volatility	24.06%	39.27%	38.98%
Risk Free Interest Rate	1.86%	3.36%	3.70%
Fair Value of Options Granted	$ 2.96	$ 4.04	$ 2.55

Summary of Stock Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	505,887
Options granted	412,500
Options exercised	(1,796)	0
Options forfeited	(10,992)
Options outstanding at end of year	905,599	505,887
Options exercisable at end of year	407,682
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 10.47
Options granted, Weighted Average Exercise Price	$ 11.03
Options exercised, Weighted Average Exercise Price	$ 5.68
Options forfeited, Weighted Average Exercise Price	$ 10.4
Options outstanding at end of year, Weighted Average Exercise Price	$ 10.73	$ 10.47
Options exercisable at end of year, Weighted Average Exercise Price	$ 11.06
Options outstanding at end of year, Weighted Average Remaining Contractual Term	6 years 6 months 2 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	2 years 11 months 20 days
Options outstanding, Intrinsic Value	$ 764
Options Exercisable, Intrinsic Value	$ 247

Summary of Activity for Unvested Restricted Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	7,184
Restricted shares granted	168,000
Restricted shares vested	(2,082)
Unvested restricted shares at end of year	173,102	7,184
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 6.22
Restricted shares granted, Weighted Average Grant Date Fair Value	$ 11.01
Restricted shares vested, Weighted Average Grant Date Fair Value	$ 5.73
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 10.87	$ 6.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 23,000	$ 15,000	$ 281,000

Bank-Owned Life Insurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Bank-owned life insurance	$ 9,060	$ 9,012
Bank Owned Life Insurance Income	284	289	290
Gain On Bank Owned Life Insurance	$ 349	$ 122	$ 0

Loan Commitments and Letters of Credit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Future loan commitments	$ 11,123	$ 31,211
Undisbursed construction loans	3,406	5,673
Undisbursed home equity lines of credit	23,019	23,172
Undisbursed commercial lines of credit	23,842	17,995
Overdraft protection lines	1,190	1,190
Standby letters of credit	611	34
Total loan commitments and letters of credit	63,191	79,275
Future fixed rate loan commitments	$ 10,600	$ 16,000
Future fixed rate loan commitments rate, stated percentage rate range, minimum	2.63%	3.00%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	7.00%	6.25%

Operating Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,277
Operating Leases, Future Minimum Payments, Due in Two Years	1,275
Operating Leases, Future Minimum Payments, Due in Three Years	1,095
Operating Leases, Future Minimum Payments, Due in Four Years	929
Operating Leases, Future Minimum Payments, Due in Five Years	763
Operating Leases, Future Minimum Payments, Due Thereafter	4,924
Operating Leases, Future Minimum Payments Due	10,263
Operating Leases, Rent Expense	$ 1,300	$ 1,400	$ 1,300

Investment Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Commitments [Abstract]
Number of Small Business Investment Companies in which the Bank is a limited partner	3
Other Commitment	$ 3,000
Cost-method Investments, Other than Temporary Impairment	0	72	12
Cost-method Investments, Aggregate Carrying Amount	1,300	746
Other Commitment, Remaining Minimum Amount Committed	$ 934

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 2,063	$ 2,038
Loans and Leases Receivable, Related Parties, Additions	362	247
Loans and Leases Receivable, Related Parties, Collections	(477)	(222)
Balance at end of year, loans receivable, related parties	1,948	2,063
Related Party Deposit Liabilities	$ 1,300	$ 1,200

REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	$ 103,547	$ 101,574
Tier One Leverage Capital to Average Assets	11.08%	10.86%
Tier One Leverage Capital Required for Capital Adequacy	37,382	37,412
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	46,727	46,765
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Tier One Risk Based Capital	103,547	101,574
Tier One Risk Based Capital to Risk Weighted Assets	20.20%	21.09%
Tier One Risk Based Capital Required for Capital Adequacy	20,504	19,265
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	30,757	28,897
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Capital	109,751	106,997
Capital to Risk Weighted Assets	21.41%	22.21%
Capital Required for Capital Adequacy	41,009	38,540
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	51,262	48,175
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tangible Capital	103,547	101,574
Tangible Capital to Tangible Assets	11.08%	10.86%
Tangible Capital Required for Capital Adequacy	$ 14,018	$ 14,030
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%

Reconciliation of Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 125,759	$ 130,517	$ 81,104	$ 77,462
Holding company equity not available for regulatory capital	(15,811)	(24,495)
Accumulated losses (gains) on available for sale securities	(1,619)	477
Intangible assets	(3,451)	(3,729)
Disallowed servicing asset	(100)	0
Disallowed deferred tax asset	(1,231)	(1,196)
Total tier 1 capital	103,547	101,574
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	6,204	5,423
Total capital per regulatory reporting	$ 109,751	$ 106,997

Components of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities: [Abstract]
Unrealized holding gains on available for sale securities, Before Tax Amount	$ 1,905	$ 3,058	$ (87)
Unrealized holding gains on available for sale securities, Tax Effects	(647)	(1,040)	29
Unrealized holding gains on available for sale securities, Net of Tax Amount	1,258	2,018	(58)
Reclassification adjustment for gains realized in net income, Before Tax Amount	(273)	(486)	(878)
Reclassification adjustment for gains realized in net income, Tax Effects	93	165	299
Reclassification adjustment for gains realized in net income, Net of Tax Amount	(180)	(321)	(579)
Credit portion of OTTI losses recognized in net income, Before Tax Amount	123	148	492
Credit portion of OTTI losses recognized in net income, Tax Effects	(42)	(50)	(167)
Credit portion of OTTI losses recognized in net income, Net of Tax Amount	81	98	325
Noncredit portion of OTTI gains (losses) on available for sale securities, Before Tax Amount	1,416	(1,730)	1,554
Noncredit portion of OTTI gains (losses) on available for sale securities, Tax Effects	(482)	588	(528)
Noncredit portion of OTTI gains (losses) on available for sale securities, Net of Tax Amount	934	(1,142)	(1,026)
Net unrealized holding gains on available for sale securities, Before Tax Amount	3,171	990	1,081
Net unrealized holding gains on available for sale securities, Tax Effects	(1,078)	(337)	(367)
Net unrealized holding gains (losses) on available for sale securities, Net of Tax Amount	2,093	653	714
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount	(8)	(333)	(129)
Change in fair value of effective cash flow hedgeing derivative, Tax Effects	3	113	44
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount	(5)	(220)	(85)
Other comprehensive income, Before Tax Amount	3,163	657	952
Other comprehensive income, Tax Effects	(1,075)	(224)	(323)
Other comprehensive income, Net of Tax Amount	$ 2,088	$ 433	$ 629

Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Net unrealized gains on available for sale securities, Before Tax Amount	$ 2,876	$ 1,121
Net unrealized gains on available for sale securities, Tax Effects	(977)	(381)
Net unrealized gains on available for sale securities, Net of Tax Amount	1,899	740
Noncredit portion of OTTI losses on available for sale securities, Before Tax Amount	(266)	(1,682)
Noncredit portion of OTTI losses on available for sale securities, Tax Effects	90	572
Noncredit portion of OTTI losses on available for sale securities, Net of Tax Amount	(176)	(1,110)
Net unrealized loss on effective cash flow hedging derivative, Before Tax Amount	(470)	(462)
Net unrealized loss on effective cash flow hedge derivative, Tax Effects	160	157
Net unrealized loss on effective cash flow hedging derivative, Net of Tax Amount	(310)	(305)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	2,140	(1,023)
Accumulated Other Comprehensive Income (Loss), Tax Effects	(727)	348
Accumulated other comprehensive income (loss), Net of Tax	$ 1,413	$ (675)

Fair Value Measurements - Recurring (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 176,530	$ 230,896
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	853	552
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,035	2,866
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	171,082	225,031
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	849	462
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,413	2,999
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	4	90
Forward loan sale commitments and derivative loan commitments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	17	82
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	4	90
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	17	82
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	4	90
Interest rate swap agreement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	849	462
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	849	462
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
U.S. Government and agency obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	56,259	89,587
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,035	1,051
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	55,224	88,536
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	23,967	17,666
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	23,967	17,666
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	78,733	97,870
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	78,733	97,870
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	7,694	14,047
Corporate debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	7,694	14,047
Corporate debt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,396	2,917
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,396	2,917
Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	5,414	6,766
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	5,414	6,766
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		71
Tax-exempt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		0
Tax-exempt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		71
Tax-exempt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		0
Foreign government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	50	75
Foreign government securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Foreign government securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	50	75
Foreign government securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Equity securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		1,815
Equity securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		1,815
Equity securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		0
Equity securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		$ 0

Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 2,917	$ 2,780
Total realized and unrealized gains (losses) included in net income		120
Total realized gains (losses) included in other comprehensive income	1,479	491
Sales		(474)
Ending balance	4,396	2,917
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	(8)	(21)
Total realized and unrealized gains (losses) included in net income		13
Total realized gains (losses) included in other comprehensive income	21	0
Sales		0
Ending balance	$ 13	$ (8)

Fair Value - Nonrecurring Hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, net	$ 1,293	$ 976
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other real estate owned, net	0	0
Total assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	1,616	3,002
Other real estate owned, net	1,293	976
Total assets, Fair Value Disclosure, Nonrecurring	$ 2,909	$ 3,978

Fair Value - Nonrecurring Gain/Loss Adjustments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 0	$ 0	$ (37)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	367	998	800
Other real estate owned	28	175	326
Goodwill	0	0	37
Total Adjustments to Fair Value, Assets Measured on a Nonrecurring Basis	$ 395	$ 1,173	$ 1,163

Fair Value - Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets [Abstract]
Cash and cash equivalents	$ 37,689	$ 48,412	$ 78,321	$ 24,204
Available for sale securities, at fair value	176,513	230,814
Loans held for sale	5,100	5,600
Loans and Leases Receivable, Net Amount	685,163	618,626
Federal Home Loan Bank Stock	8,078	8,388
Accrued interest receivable	3,215	3,539
Financial Liabilities [Abstract]
Deposits	705,148	701,926
Mortgagors' and investors' escrow accounts	3,207	3,291
Federal Home Loan Bank advances	98,069	100,069
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	37,689	48,412
Available for sale securities, at fair value	176,513	230,814
Loans held for sale	5,069	5,558
Loans and Leases Receivable, Net Amount	685,163	618,626
Federal Home Loan Bank Stock	8,078	8,388
Accrued interest receivable	3,215	3,539
Financial Liabilities [Abstract]
Deposits	705,148	701,926
Mortgagors' and investors' escrow accounts	3,207	3,291
Federal Home Loan Bank advances	98,069	100,069
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	13	78
Forward Sale Loan Commitments, Asset	4	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	3
Forward Sale Loan Commitments, Liability	1	90
Interest Rate Derivative Liabilities, at Fair Value	849	462
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	37,689	48,412
Available-for-sale Securities, Fair Value Disclosure	176,513	230,814
Loans Held-for-sale, Fair Value Disclosure	5,232	5,652
Loans Receivable, Fair Value Disclosure	703,925	629,142
Federal Home Loan Bank Stock, Fair Value Disclosure	8,078	8,388
Interest Receivable, Fair Value Disclosure	3,215	3,539
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	709,357	704,333
Motgagors' and investors' escrow accounts, Fair Value Disclosure	3,207	3,291
Federal Home Loan Bank Borrowings, Fair Value Disclosure	102,919	105,666
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,268	4,399
Derivative Assets [Abstract]
Derivative Loan Commitments	13	78
Forward Sale Loan Commitments, Asset	4	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	3
Forward Sale Loan Commitments, Liability	1	90
Interest Rate Derivative Liabilities, at Fair Value	849	462
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	37,689	48,412
Available-for-sale Securities, Fair Value Disclosure	1,035	2,866
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Interest Receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Motgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	0
Forward Sale Loan Commitments, Liability	0	0
Interest Rate Derivative Liabilities, at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available-for-sale Securities, Fair Value Disclosure	171,082	225,031
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Interest Receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Motgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	102,919	105,666
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	5,268	4,399
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	0
Forward Sale Loan Commitments, Liability	0	0
Interest Rate Derivative Liabilities, at Fair Value	849	462
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available-for-sale Securities, Fair Value Disclosure	4,396	2,917
Loans Held-for-sale, Fair Value Disclosure	5,232	5,652
Loans Receivable, Fair Value Disclosure	703,925	629,142
Federal Home Loan Bank Stock, Fair Value Disclosure	8,078	8,388
Interest Receivable, Fair Value Disclosure	3,215	3,539
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	709,357	704,333
Motgagors' and investors' escrow accounts, Fair Value Disclosure	3,207	3,291
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	13	78
Forward Sale Loan Commitments, Asset	4	4
Derivative Liabilities [Abstract]
Derivative Loan Commitments, Liability	3
Forward Sale Loan Commitments, Liability	1	90
Interest Rate Derivative Liabilities, at Fair Value	$ 0	$ 0

Derivative Instrument - Cash Flow Hedge (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging [Member]
Derivative [Line Items]
Notional amount	$ 8,000	$ 8,000
Weighted average fixed pay rate	2.44%	2.44%
Weighted average variable receive rate	0.31%	0.55%
Weighted average maturity in years	3 years 0 months 0 days	4 years 0 months 0 days
Unrealized loss relating to interest rate swap	470	462
Collateral Already Posted, Aggregate Fair Value	$ 600	$ 600

Derivative Instrument - Nonhedge (Details) (Not Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 15,000	$ 0
Weighted average fixed pay rate	1.26%
Weighted average variable receive rate	0.35%
Weighted average maturity in years	4 years 0 months 0 days
Interest Rate Cash Flow Hedge Liability at Fair Value	379
Derivative Loan Commitments, Notional Amount, Net	7,844	9,074
Derivative Loan Commitments, Fair Value, Net	10	78
Forward Sale Loan Commitments, Notional Amount, Net	5,919	9,108
Forward Sale Loan Commitments, Fair Value, Net	$ 3	$ (86)

Derivative Fair Value and Balance Sheet Classification (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Description of Location of Interest Rate Derivatives on Balance Sheet	Other Liabilities
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 8,000	$ 8,000
Interest Rate Cash Flow Hedge Liability at Fair Value	(470)	(462)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Cash Flow Hedge Liability at Fair Value	379
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other Liabilities
Notional Amount of Interest Rate Derivative Instruments Not Designated as Hedging Instruments	15,000	0
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	(379)	0
Description of Location of Derivative Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets
Derivative Loan Commitments, Notional Amount, Net	7,844	9,074
Derivative Loan Commitments, Fair Value, Net	10	78
Description of Location of Forward Sale Loan Commitments Not Designated as Hedging Instruments on Balance Sheet	Other Assets (Liabilities)
Forward Sale Loan Commitments, Notional Amount, Net	5,919	9,108
Forward Sale Loan Commitments, Fair Value, Net	$ 3	$ (86)

RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Dividends, Loans and Advances [Abstract]
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	$ 6.4	$ 5.6
Equity Restrictions	$ 103.5	$ 100.4

COMMON STOCK REPURCHASE PROGRAM (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 08, 2012
Common Stock Repurchase Program [Abstract]
Treasury stock purchased			10,517
Stock Repurchase Program, Up to 5% Percent of Company's Stock to be Repurchased				5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				528,815
Stock Repurchased During Period, Shares	465,788	547
Stock Repurchased During Period, Value	$ 5,300	$ 5

Parent Company Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS:
Cash and cash equivalents	$ 37,689	$ 48,412	$ 78,321	$ 24,204
Available for sale securities, at fair value	176,513	230,814
Other assets	6,552	6,378
Total assets	953,250	955,047
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	827,491	824,530
Shareholders' equity	125,759	130,517	81,104	77,462
Total liabilities and shareholders' equity	953,250	955,047
Parent Company [Member]
ASSETS:
Cash and cash equivalents	9,591	15,112	2,315	3,583
Available for sale securities, at fair value	8,380	10,575
Investment In Savings Institute Bank and Trust Company	109,948	106,023
ESOP note receivable	5,600	6,035
Other assets	991	1,510
Total assets	134,510	139,255
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	8,751	8,738
Shareholders' equity	125,759	130,517
Total liabilities and shareholders' equity	$ 134,510	$ 139,255

Parent Company Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Income (loss) before taxes and equity in undistributed net income	$ 955	$ (1,016)	$ 823	$ 597	$ 1,042	$ 1,076	$ 1,048	$ 254	$ 1,359	$ 3,420	$ 4,316
Income Tax Expense (Benefit)	210	(316)	153	194	281	336	341	45	241	1,003	1,313
Net income (loss)	745	(700)	670	403	761	740	707	209	1,118	2,417	3,003
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and dividends on investments									159	248	128
Other income									399	484	223
Total income									558	732	351
Operating Expenses									758	1,275	492
Income (loss) before taxes and equity in undistributed net income									(200)	(543)	(141)
Income Tax Expense (Benefit)									(35)	(185)	(136)
Income (loss) before equity in undistributed net income of subsidiary									(165)	(358)	(5)
Equity in undistributed net income of subsidiary									1,283	2,775	3,008
Net income (loss)									$ 1,118	$ 2,417	$ 3,003

Parent Company Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,118	$ 2,417	$ 3,003
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation	(4)	(3)	0
Deferred income tax provision (benefit)	(1,100)	891	(355)
Net cash provided by (used in) operating activities	12,240	11,319	2,607
Cash flows from investing activities:
Purchases of available for sale securities	(41,721)	(139,919)	(91,716)
Proceeds from maturities of and principal repayments on available for sale securities	54,452	53,366	55,515
Proceeds from sales of available for sale securities	44,033	36,883	40,144
Net cash provided by (used in) investing activities	(15,405)	(66,646)	4,573
Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	0	0
Stock options exercised	10	0	0
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit (expense) from share-based compensation	4	3	0
Net proceeds from common stock offering	0	(2,774)	(47,556)
Net cash provided by (used in) financing activities	(7,558)	25,418	46,937
Net change in cash and cash equivalents	(10,723)	(29,909)	54,117
Cash and cash equivalents at beginning of year	48,412	78,321	24,204
Cash and cash equivalents at end of year	37,689	48,412	78,321
Parent Company [Member]
Cash flows from operating activities:
Net income	1,118	2,417	3,003
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary	(1,283)	(2,775)	(3,008)
Excess tax (benefit) expense from share-based compensation	(4)	(3)	0
Deferred income tax provision (benefit)	60	(104)	72
Other, net	163	(497)	(10)
Net cash provided by (used in) operating activities	54	(962)	57
Cash flows from investing activities:
Purchases of available for sale securities	(1,907)	(8,277)	(4,900)
Proceeds from maturities of and principal repayments on available for sale securities	2,069	2,000	4,000
Proceeds from sales of available for sale securities	2,025	2,300	10
Payments received on ESOP note receivable	435	421	290
Issuance of ESOP note receivable	0	(3,141)	0
Investment in subsidiary	499	(29,450)	493
Net cash provided by (used in) investing activities	3,121	(36,147)	(107)
Cash flows from financing activities:
Purchase of shares for equity plan	(2,238)	0	0
Stock options exercised	10	0	0
Common shares repurchased	(5,301)	(5)	(74)
Cash dividends on common stock	(1,171)	(1,191)	(375)
Excess tax benefit (expense) from share-based compensation	4	3	0
Net proceeds from common stock offering	0	51,099	(769)
Net cash provided by (used in) financing activities	(8,696)	49,906	(1,218)
Net change in cash and cash equivalents	(5,521)	12,797	(1,268)
Cash and cash equivalents at beginning of year	15,112	2,315	3,583
Cash and cash equivalents at end of year	$ 9,591	$ 15,112	$ 2,315

QUARTERLY DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income	$ 8,863	$ 8,862	$ 8,878	$ 9,221	$ 9,265	$ 9,451	$ 9,584	$ 9,520	$ 35,824	$ 37,820	$ 39,875
Interest expense	2,322	2,368	2,392	2,551	2,638	2,815	2,932	2,992	9,633	11,377	13,824
Net interest income	6,541	6,494	6,486	6,670	6,627	6,636	6,652	6,528	26,191	26,443	26,051
Provision for loan losses	646	1,334	432	484	948	210	190	210	2,896	1,558	902
Net interest income after provision for loan losses	5,895	5,160	6,054	6,186	5,679	6,426	6,462	6,318	23,295	24,885	25,149
Noninterest income	2,398	1,232	2,326	2,761	2,885	2,697	2,896	2,649	8,717	11,127	10,685
Noninterest expenses	7,338	7,408	7,557	8,350	7,522	8,047	8,310	8,713	30,653	32,592	31,518
Income (loss) before income tax provision (benefit)	955	(1,016)	823	597	1,042	1,076	1,048	254	1,359	3,420	4,316
Income tax provision (benefit)	210	(316)	153	194	281	336	341	45	241	1,003	1,313
Net income (loss)	$ 745	$ (700)	$ 670	$ 403	$ 761	$ 740	$ 707	$ 209	$ 1,118	$ 2,417	$ 3,003
Earnings (loss) per common share:
Basic	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29
Diluted	$ 0.08	$ (0.07)	$ 0.07	$ 0.04	$ 0.08	$ 0.07	$ 0.07	$ 0.02	$ 0.11	$ 0.24	$ 0.29

SUBSEQUENT EVENTS (Details) (NewportBancorpInc [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
NewportBancorpInc [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Mar 5, 2013
Cash Consideration per share	$ 17.55
Stock Consideration Paid per share	$ 1.5129
Assets of Company to be Acquired	$ 449.4
Loans of Company to be Acquired	355
Deposits of Company to be Acquired	$ 289.7
Number of Branches Acquired	6